UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03980

Morgan Stanley Institutional Fund Trust

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

TABLE OF CONTENTS

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio Class A - MIGAX

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio Class C - MSBOX

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio Class I - MPFDX

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio Class L - MGILX

Morgan Stanley Institutional Fund Trust - Discovery Portfolio Class A - MACGX

Morgan Stanley Institutional Fund Trust - Discovery Portfolio Class C - MSMFX

Morgan Stanley Institutional Fund Trust - Discovery Portfolio Class I - MPEGX

Morgan Stanley Institutional Fund Trust - Discovery Portfolio Class L - MSKLX

Morgan Stanley Institutional Fund Trust - Discovery Portfolio Class R6 - MMCGX

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio Class A - MBAAX

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio Class C - MSSOX

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio Class I - MPBAX

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio Class L - MSDLX

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio Class R6 - MGPOX

Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio Class A - MUAIX

Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio Institutional Class - MUIIX

Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio Class IR - MULSX

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio

Class A  MIGAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$154,502,782
# of Portfolio Holdings	300
Portfolio Turnover Rate	70%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Preferred Stocks	0.2%
Short-Term Investments	2.1%
Corporate Bonds	97.7%

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash and Equivalents	0.0%Footnote Reference†
B	1.0%
BB	2.7%
BBB	53.3%
A	31.8%
AA	10.8%
AAA	0.4%
Footnote	Description
Footnote†	Amount is less than 0.05%
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

MIGAX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio

Class C  MSBOX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$154,502,782
# of Portfolio Holdings	300
Portfolio Turnover Rate	70%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Preferred Stocks	0.2%
Short-Term Investments	2.1%
Corporate Bonds	97.7%

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash and Equivalents	0.0%Footnote Reference†
B	1.0%
BB	2.7%
BBB	53.3%
A	31.8%
AA	10.8%
AAA	0.4%
Footnote	Description
Footnote†	Amount is less than 0.05%
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

MSBOX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio

Class I  MPFDX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$154,502,782
# of Portfolio Holdings	300
Portfolio Turnover Rate	70%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Preferred Stocks	0.2%
Short-Term Investments	2.1%
Corporate Bonds	97.7%

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash and Equivalents	0.0%Footnote Reference†
B	1.0%
BB	2.7%
BBB	53.3%
A	31.8%
AA	10.8%
AAA	0.4%
Footnote	Description
Footnote†	Amount is less than 0.05%
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

MPFDX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio

Class L  MGILX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$73	1.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$154,502,782
# of Portfolio Holdings	300
Portfolio Turnover Rate	70%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Preferred Stocks	0.2%
Short-Term Investments	2.1%
Corporate Bonds	97.7%

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash and Equivalents	0.0%Footnote Reference†
B	1.0%
BB	2.7%
BBB	53.3%
A	31.8%
AA	10.8%
AAA	0.4%
Footnote	Description
Footnote†	Amount is less than 0.05%
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

MGILX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Discovery Portfolio

Class A  MACGX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	1.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$744,038,302
# of Portfolio Holdings	38
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
40.1%
Health Care
20.9%
Industrials
12.6%
Financials
10.1%
Communication Services
5.0%
Real Estate
4.9%
Short-Term Investments
3.7%
Consumer, Non-Cyclical
1.4%
Consumer, Cyclical
1.3%

Table Summary
Value	Value
Consumer, Cyclical	1.3%
Consumer, Non-Cyclical	1.4%
Short-Term Investments	3.7%
Real Estate	4.9%
Communication Services	5.0%
Financials	10.1%
Industrials	12.6%
Health Care	20.9%
Information Technology	40.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	14.0%
Roivant Sciences Ltd.	9.8%
Royalty Pharma PLC	8.6%
QXO, Inc.	7.6%
Databricks, Inc.	7.2%
ROBLOX Corp.	4.6%
Aurora Innovation, Inc.	4.6%
Affirm Holdings, Inc.	4.5%
Opendoor Technologies, Inc.	3.5%
IonQ, Inc.	3.4%
Total	67.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

MACGX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Discovery Portfolio

Class C  MSMFX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$744,038,302
# of Portfolio Holdings	38
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer, Cyclical	1.3%
Consumer, Non-Cyclical	1.4%
Short-Term Investments	3.7%
Real Estate	4.9%
Communication Services	5.0%
Financials	10.1%
Industrials	12.6%
Health Care	20.9%
Information Technology	40.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	14.0%
Roivant Sciences Ltd.	9.8%
Royalty Pharma PLC	8.6%
QXO, Inc.	7.6%
Databricks, Inc.	7.2%
ROBLOX Corp.	4.6%
Aurora Innovation, Inc.	4.6%
Affirm Holdings, Inc.	4.5%
Opendoor Technologies, Inc.	3.5%
IonQ, Inc.	3.4%
Total	67.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

MSMFX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Discovery Portfolio

Class I  MPEGX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$744,038,302
# of Portfolio Holdings	38
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer, Cyclical	1.3%
Consumer, Non-Cyclical	1.4%
Short-Term Investments	3.7%
Real Estate	4.9%
Communication Services	5.0%
Financials	10.1%
Industrials	12.6%
Health Care	20.9%
Information Technology	40.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	14.0%
Roivant Sciences Ltd.	9.8%
Royalty Pharma PLC	8.6%
QXO, Inc.	7.6%
Databricks, Inc.	7.2%
ROBLOX Corp.	4.6%
Aurora Innovation, Inc.	4.6%
Affirm Holdings, Inc.	4.5%
Opendoor Technologies, Inc.	3.5%
IonQ, Inc.	3.4%
Total	67.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

MPEGX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Discovery Portfolio

Class L  MSKLX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$70	1.56%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$744,038,302
# of Portfolio Holdings	38
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer, Cyclical	1.3%
Consumer, Non-Cyclical	1.4%
Short-Term Investments	3.7%
Real Estate	4.9%
Communication Services	5.0%
Financials	10.1%
Industrials	12.6%
Health Care	20.9%
Information Technology	40.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	14.0%
Roivant Sciences Ltd.	9.8%
Royalty Pharma PLC	8.6%
QXO, Inc.	7.6%
Databricks, Inc.	7.2%
ROBLOX Corp.	4.6%
Aurora Innovation, Inc.	4.6%
Affirm Holdings, Inc.	4.5%
Opendoor Technologies, Inc.	3.5%
IonQ, Inc.	3.4%
Total	67.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

MSKLX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Discovery Portfolio

Class R6  MMCGX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$744,038,302
# of Portfolio Holdings	38
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer, Cyclical	1.3%
Consumer, Non-Cyclical	1.4%
Short-Term Investments	3.7%
Real Estate	4.9%
Communication Services	5.0%
Financials	10.1%
Industrials	12.6%
Health Care	20.9%
Information Technology	40.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	14.0%
Roivant Sciences Ltd.	9.8%
Royalty Pharma PLC	8.6%
QXO, Inc.	7.6%
Databricks, Inc.	7.2%
ROBLOX Corp.	4.6%
Aurora Innovation, Inc.	4.6%
Affirm Holdings, Inc.	4.5%
Opendoor Technologies, Inc.	3.5%
IonQ, Inc.	3.4%
Total	67.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

MMCGX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Class A  MBAAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$557,886,569
# of Portfolio Holdings	1,457
Portfolio Turnover Rate	34%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.0%Footnote Reference†
Rights	0.0%Footnote Reference†
Commercial Mortgage-Backed Securities	0.7%
Asset-Backed Securities	0.8%
Supranational	0.9%
Mortgages - Other	1.4%
Agency Fixed Rate Mortgages	4.0%
Short-Term Investments	4.7%
Corporate Bonds	6.7%
U.S. Treasury Securities	9.2%
Sovereign	23.6%
Common Stocks	48.0%
Footnote	Description
Footnote†	Amount is less than 0.05%

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Africa	0.1%
Multi National	0.8%
Oceania	2.4%
South America	3.3%
Asia	9.1%
Europe	19.0%
North America	65.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

MBAAX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Class C  MSSOX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$557,886,569
# of Portfolio Holdings	1,457
Portfolio Turnover Rate	34%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.0%Footnote Reference†
Rights	0.0%Footnote Reference†
Commercial Mortgage-Backed Securities	0.7%
Asset-Backed Securities	0.8%
Supranational	0.9%
Mortgages - Other	1.4%
Agency Fixed Rate Mortgages	4.0%
Short-Term Investments	4.7%
Corporate Bonds	6.7%
U.S. Treasury Securities	9.2%
Sovereign	23.6%
Common Stocks	48.0%
Footnote	Description
Footnote†	Amount is less than 0.05%

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Africa	0.1%
Multi National	0.8%
Oceania	2.4%
South America	3.3%
Asia	9.1%
Europe	19.0%
North America	65.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

MSSOX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Class I  MPBAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$557,886,569
# of Portfolio Holdings	1,457
Portfolio Turnover Rate	34%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.0%Footnote Reference†
Rights	0.0%Footnote Reference†
Commercial Mortgage-Backed Securities	0.7%
Asset-Backed Securities	0.8%
Supranational	0.9%
Mortgages - Other	1.4%
Agency Fixed Rate Mortgages	4.0%
Short-Term Investments	4.7%
Corporate Bonds	6.7%
U.S. Treasury Securities	9.2%
Sovereign	23.6%
Common Stocks	48.0%
Footnote	Description
Footnote†	Amount is less than 0.05%

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Africa	0.1%
Multi National	0.8%
Oceania	2.4%
South America	3.3%
Asia	9.1%
Europe	19.0%
North America	65.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

MPBAX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Class L  MSDLX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$76	1.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$557,886,569
# of Portfolio Holdings	1,457
Portfolio Turnover Rate	34%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.0%Footnote Reference†
Rights	0.0%Footnote Reference†
Commercial Mortgage-Backed Securities	0.7%
Asset-Backed Securities	0.8%
Supranational	0.9%
Mortgages - Other	1.4%
Agency Fixed Rate Mortgages	4.0%
Short-Term Investments	4.7%
Corporate Bonds	6.7%
U.S. Treasury Securities	9.2%
Sovereign	23.6%
Common Stocks	48.0%
Footnote	Description
Footnote†	Amount is less than 0.05%

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Africa	0.1%
Multi National	0.8%
Oceania	2.4%
South America	3.3%
Asia	9.1%
Europe	19.0%
North America	65.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

MSDLX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Class R6  MGPOX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$557,886,569
# of Portfolio Holdings	1,457
Portfolio Turnover Rate	34%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.0%Footnote Reference†
Rights	0.0%Footnote Reference†
Commercial Mortgage-Backed Securities	0.7%
Asset-Backed Securities	0.8%
Supranational	0.9%
Mortgages - Other	1.4%
Agency Fixed Rate Mortgages	4.0%
Short-Term Investments	4.7%
Corporate Bonds	6.7%
U.S. Treasury Securities	9.2%
Sovereign	23.6%
Common Stocks	48.0%
Footnote	Description
Footnote†	Amount is less than 0.05%

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Africa	0.1%
Multi National	0.8%
Oceania	2.4%
South America	3.3%
Asia	9.1%
Europe	19.0%
North America	65.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

MGPOX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio

Class A MUAIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$18,261,357,133
# of Portfolio Holdings	219
Portfolio Turnover Rate	0%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Sovereign	0.3%
Corporate Bonds	12.2%
Certificates of Deposit	14.8%
Commercial Paper	22.3%
Repurchase Agreements	22.6%
Floating Rate Notes	27.8%

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash and Equivalents	79.8%
BBB	1.6%
A	16.4%
AA	2.2%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

MUAIX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio

Institutional Class MUIIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$18,261,357,133
# of Portfolio Holdings	219
Portfolio Turnover Rate	0%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Sovereign	0.3%
Corporate Bonds	12.2%
Certificates of Deposit	14.8%
Commercial Paper	22.3%
Repurchase Agreements	22.6%
Floating Rate Notes	27.8%

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash and Equivalents	79.8%
BBB	1.6%
A	16.4%
AA	2.2%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

MUIIX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio

Class IR MULSX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$18,261,357,133
# of Portfolio Holdings	219
Portfolio Turnover Rate	0%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Sovereign	0.3%
Corporate Bonds	12.2%
Certificates of Deposit	14.8%
Commercial Paper	22.3%
Repurchase Agreements	22.6%
Floating Rate Notes	27.8%

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash and Equivalents	79.8%
BBB	1.6%
A	16.4%
AA	2.2%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

MULSX -TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley
Institutional Fund Trust

Semi-Annual Financial Statements and Additional Information | March 31, 2026

Corporate Bond Portfolio
Discovery Portfolio
Global Strategist Portfolio
Ultra-Short Income Portfolio

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Table of Contents

Items 6 and 7 of Form N-CSR:
Portfolio of Investments:	2
Corporate Bond Portfolio	2
Discovery Portfolio (consolidated)	9
Global Strategist Portfolio (consolidated)	11
Ultra-Short Income Portfolio	36
Statements of Assets and Liabilities	41
Statements of Operations	44
Statements of Changes in Net Assets	47
Financial Highlights	51
Notes to Financial Statements	68
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Funds of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Funds will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in these Funds. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Portfolio of Investments

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.3%)
Corporate Bonds (98.3%)
Finance (39.4%)
ABN AMRO Bank NV,
5.52%, 12/3/35 (a)	$800	$811
Aircastle Ltd./Aircastle Ireland DAC,
5.25%, 3/15/30 (a)	600	605
5.75%, 10/1/31 (a)	550	563
Ally Financial, Inc.,
5.55%, 7/31/33	625	614
Series B
4.70%, 5/15/26 (b)	17	17
American National Group, Inc.,
6.14%, 6/13/32 (a)	725	741
7.00%, 12/1/55	475	451
Apollo Global Management, Inc.,
5.70%, 3/30/36	175	175
Aviation Capital Group LLC,
4.88%, 1/28/33 (a)	450	435
Avolon Holdings Funding Ltd.,
4.85%, 4/1/33 (a)	200	192
4.95%, 1/15/28 (a)	650	652
5.75%, 11/15/29 (a)	75	77
Bain Capital Specialty Finance, Inc.,
5.95%, 3/1/31	775	740
Banco Santander SA,
4.18%, 3/24/28	600	598
5.13%, 11/6/35	400	390
5.44%, 7/15/31	800	823
Bank of America Corp.,
5.29%, 4/25/34	1,175	1,190
5.87%, 9/15/34	2,950	3,090
Bank of New York Mellon Corp., Series J
4.97%, 4/26/34	705	707
Bank of Nova Scotia,
4.81%, 2/2/34	500	493
8.00%, 1/27/84	475	498
Barclays PLC,
5.79%, 2/25/36	200	202
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico,
7.63%, 2/11/35 (a)	200	207
8.45%, 6/29/38 (a)	200	215
Belrose Funding Trust II,
6.79%, 5/15/55 (a)	600	603
BNP Paribas SA,
2.87%, 4/19/32 (a)	400	363
Brookfield Asset Management Ltd.,
6.08%, 9/15/55	150	148
CaixaBank SA,
6.04%, 6/15/35 (a)	1,000	1,042
Canadian Imperial Bank of Commerce,
7.00%, 10/28/85	650	657
	Face Amount (000)	Value (000)
Centene Corp.,
3.00%, 10/15/30	$1,275	$1,118
Charles Schwab Corp.,
4.91%, 11/14/36	550	535
Citadel LP,
6.38%, 1/23/32 (a)	350	363
Citadel Securities Global Holdings LLC,
5.13%, 1/27/32 (a)	350	347
6.20%, 6/18/35 (a)	348	356
Citigroup, Inc.,
3.06%, 1/25/33	750	678
4.54%, 9/19/30	600	598
Commonwealth Bank of Australia,
3.61%, 9/12/34 (a)	375	360
COPT Defense Properties LP,
2.75%, 4/15/31	1,275	1,156
CTR Partnership LP/CareTrust Capital Corp.,
3.88%, 6/30/28 (a)	700	681
Dai-ichi Life Insurance Co. Ltd.,
6.20%, 1/16/35 (a)(b)	400	403
Enact Holdings, Inc.,
6.25%, 5/28/29	825	850
EPR Properties,
4.75%, 11/15/30	750	732
Essent Group Ltd.,
6.25%, 7/1/29	775	802
Fortitude Group Holdings LLC,
6.25%, 4/1/30 (a)	540	550
Global Atlantic Fin Co.,
6.75%, 3/15/54 (a)	400	373
7.25%, 3/1/56 (a)	244	230
7.95%, 10/15/54 (a)	210	202
Goldman Sachs Group, Inc.,
4.94%, 10/21/36	500	484
5.33%, 7/23/35	1,225	1,230
5.54%, 1/28/36	875	890
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 7/1/34	600	604
8.00%, 6/1/56	200	207
HAT Holdings I LLC/HAT Holdings II LLC,
3.38%, 6/15/26 (a)	100	100
HSBC Holdings PLC,
2.87%, 11/22/32	200	179
Intact Financial Corp.,
5.46%, 9/22/32 (a)	1,100	1,120
Intesa Sanpaolo SpA,
4.95%, 6/1/42 (a)	200	168
Jefferies Financial Group, Inc.,
2.75%, 10/15/32	500	424
5.50%, 2/15/36	400	384
JPMorgan Chase & Co.,
4.35%, 1/22/32	475	468
4.90%, 1/22/37	1,025	1,003
5.77%, 4/22/35	2,875	2,996

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
KBC Group NV,
4.45%, 9/23/31 (a)	$375	$369
KKR & Co., Inc.,
5.10%, 8/7/35	200	194
Liberty Mutual Group, Inc.,
4.13%, 12/15/51 (a)	900	879
Lincoln Financial Global Funding,
4.20%, 1/12/29 (a)	200	198
LPL Holdings, Inc.,
4.38%, 5/15/31 (a)	550	527
4.90%, 4/3/28	425	427
Macquarie Airfinance Holdings Ltd.,
6.40%, 3/26/29 (a)	200	207
6.50%, 3/26/31 (a)	600	629
Marex Group PLC,
6.40%, 11/4/29	485	500
Marsh & McLennan Cos., Inc.,
5.00%, 3/15/35	190	189
5.40%, 3/15/55	425	399
Midcap Financial Issuer Trust,
5.37%, 4/15/29 (a)	700	692
Mitsubishi HC Finance America LLC,
5.15%, 10/24/29 (a)	600	610
Nationwide Building Society,
4.30%, 3/8/29 (a)	625	621
5.54%, 7/14/36 (a)	475	477
Nippon Life Insurance Co.,
5.05%, 4/2/33 (a)(c)	500	501
Pacific Life Insurance Co.,
5.95%, 9/15/55 (a)	625	615
Phillips Edison Grocery Center Operating Partnership I LP,
4.75%, 3/15/33	725	708
Pinnacle Financial Partners, Inc.,
6.17%, 11/1/30	1,010	1,030
PNC Financial Services Group, Inc.,
5.40%, 7/23/35	850	861
5.58%, 1/29/36	350	358
Progressive Corp.,
5.15%, 3/26/36	325	326
Protective Life Corp.,
4.70%, 1/15/31 (a)	400	397
Raymond James Financial, Inc.,
5.65%, 9/11/55	525	497
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
3.88%, 3/1/31 (a)	695	642
Santander U.K. Group Holdings PLC,
5.14%, 9/22/36	200	193
SMBC Aviation Capital Finance DAC,
2.30%, 6/15/28 (a)	350	333
5.55%, 4/3/34 (a)	325	327
	Face Amount (000)	Value (000)
State Street Corp.,
4.78%, 10/23/36	$500	$486
Sumitomo Mitsui Financial Group, Inc.,
4.66%, 7/8/31	400	398
Sumitomo Mitsui Trust Group, Inc.,
5.42%, 9/11/36 (a)	625	615
Toronto-Dominion Bank,
8.13%, 10/31/82	600	619
Travelers Cos., Inc.,
5.05%, 7/24/35	1,000	1,002
Truist Financial Corp.,
4.60%, 1/27/32	375	371
UBS Group AG,
3.09%, 5/14/32 (a)	1,125	1,032
4.84%, 11/6/33 (a)	200	197
5.20%, 8/10/37 (a)	575	562
UniCredit SpA,
5.46%, 6/30/35 (a)	275	275
UnitedHealth Group, Inc.,
6.05%, 2/15/63	700	700
Wells Fargo & Co.,
5.61%, 4/23/36	475	486
MTN
4.90%, 7/25/33	775	771
5.56%, 7/25/34	1,275	1,307
Willis North America, Inc.,
4.55%, 3/15/31	500	493
		60,910
Industrials (47.2%)
Abbott Laboratories,
5.50%, 3/15/56	525	515
AbbVie, Inc.,
4.50%, 5/14/35	700	677
5.40%, 3/15/54	225	215
Alaska Airlines 2020-1 Class A Pass-Through Trust,
4.80%, 2/15/29 (a)	555	555
Allied Universal Holdco LLC,
7.88%, 2/15/31 (a)	350	361
Amazon.com, Inc.,
2.50%, 6/3/50	475	278
5.80%, 3/13/56	300	300
Amgen, Inc.,
5.65%, 2/19/56	450	437
Amphenol Corp.,
4.63%, 2/15/36	525	508
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	500	451
Apple, Inc.,
2.95%, 9/11/49	825	541

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Aptiv Swiss Holdings Ltd.,
3.10%, 12/1/51	$175	$108
5.15%, 9/13/34	375	383
Arches Buyer, Inc.,
4.25%, 6/1/28 (a)	400	387
AS Mileage Plan IP Ltd.,
5.02%, 10/20/29 (a)	425	421
5.31%, 10/20/31 (a)	675	661
AT&T, Inc.,
3.80%, 12/1/57	1,050	711
5.38%, 8/15/35	625	633
6.00%, 4/30/56	500	490
Augusta SpinCo Corp.,
5.25%, 3/23/36	375	375
BAT Capital Corp.,
3.73%, 9/25/40	175	140
4.63%, 3/22/33	1,100	1,077
BHP Billiton Finance USA Ltd.,
5.75%, 9/5/55	425	426
Biogen, Inc.,
6.45%, 5/15/55	150	156
Boeing Co.,
5.81%, 5/1/50	610	590
5.93%, 5/1/60	175	168
BP Capital Markets PLC,
4.88%, 3/22/30 (b)	600	593
Broadcom, Inc.,
3.19%, 11/15/36 (a)	750	627
5.70%, 1/15/56	350	348
Burlington Northern Santa Fe LLC,
5.50%, 3/15/55	325	314
Carnival Corp.,
5.75%, 8/1/32 (a)	675	676
CBRE Services, Inc.,
4.90%, 1/15/33	300	296
CDW LLC/CDW Finance Corp.,
3.57%, 12/1/31	175	160
Celanese U.S. Holdings LLC,
6.85%, 11/15/28	374	389
7.20%, 11/15/33	366	391
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.50%, 3/1/42	100	69
4.40%, 12/1/61	825	530
5.38%, 5/1/47	700	564
Cheniere Energy Partners LP,
5.55%, 10/30/35	800	815
CI Financial Corp.,
7.50%, 5/30/29 (a)	995	1,045
Cisco Systems, Inc.,
5.50%, 1/15/40	275	280
	Face Amount (000)	Value (000)
Comcast Corp.,
2.89%, 11/1/51	$325	$188
5.17%, 1/15/37 (a)	1,125	1,096
Concentrix Corp.,
6.65%, 8/2/26	144	145
CRH America Finance, Inc.,
5.50%, 1/9/35	825	843
CVS Health Corp.,
1.88%, 2/28/31	150	131
5.45%, 9/15/35	225	226
5.88%, 6/1/53	225	213
7.00%, 3/10/55	400	412
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.75%, 10/20/28 (a)	1,123	1,122
Diamondback Energy, Inc.,
5.40%, 4/18/34	825	838
DT Midstream, Inc.,
5.80%, 12/15/34 (a)	650	668
Eli Lilly & Co.,
5.20%, 8/14/64	275	250
5.65%, 10/15/65	225	221
Energy Transfer LP,
5.60%, 9/1/34	425	433
Enterprise Products Operating LLC,
3.30%, 2/15/53	275	182
5.20%, 1/15/36	650	654
EQT Corp.,
4.50%, 1/15/29	162	162
4.75%, 1/15/31	1,100	1,095
7.50%, 6/1/30	246	268
Ferrellgas LP/Ferrellgas Finance Corp.,
5.88%, 4/1/29 (a)	400	383
First Quantum Minerals Ltd.,
8.00%, 3/1/33 (a)	355	370
Ford Motor Credit Co. LLC,
7.35%, 3/6/30	500	528
Foundry JV Holdco LLC,
6.10%, 1/25/36 (a)	325	335
General Motors Financial Co., Inc.,
5.45%, 1/8/36 (d)	325	320
Glencore Funding LLC,
5.51%, 4/1/36 (a)(c)	450	451
GLP Capital LP/GLP Financing II, Inc.,
5.63%, 3/1/36	800	779
HCA, Inc.,
4.63%, 3/15/52	350	280
5.45%, 4/1/31	350	359
HEICO Corp.,
5.35%, 8/1/33	675	688
Hexcel Corp.,
5.88%, 2/26/35	725	745
Honeywell Aerospace, Inc.,
5.73%, 3/16/56 (a)	450	445

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Hyundai Capital America,
4.25%, 9/18/28 (a)	$600	$595
5.10%, 6/24/30 (a)	825	832
Icon Investments Six DAC,
5.81%, 5/8/27	600	603
Imperial Brands Finance PLC,
5.88%, 7/1/34 (a)	1,125	1,158
Intel Corp.,
4.90%, 8/5/52	250	204
Jacobs Solutions, Inc.,
4.75%, 3/3/31	425	419
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
5.95%, 4/20/35	825	857
6.25%, 3/1/56	150	147
JDE Peet's NV,
1.38%, 1/15/27 (a)	775	756
Kinder Morgan, Inc.,
5.85%, 6/1/35 (d)	200	210
Kraft Heinz Foods Co.,
4.38%, 6/1/46	125	98
Kroger Co.,
5.00%, 9/15/34	775	765
Las Vegas Sands Corp.,
3.90%, 8/8/29	225	217
5.63%, 6/15/28	550	557
5.90%, 6/1/27	625	633
6.00%, 6/14/30	100	103
Lithia Motors, Inc.,
3.88%, 6/1/29 (a)	400	380
Lowe's Cos., Inc.,
4.50%, 10/15/32	875	860
Maple Parent Holdings Corp.,
5.05%, 3/26/31 (a)	650	647
Marriott International, Inc.,
4.50%, 5/1/33	650	628
Mars, Inc.,
5.20%, 3/1/35 (a)	325	328
5.70%, 5/1/55 (a)	150	146
Medline Borrower LP,
5.25%, 10/1/29 (a)	700	694
Meta Platforms, Inc.,
5.40%, 8/15/54	250	227
5.75%, 11/15/65	475	442
Micron Technology, Inc.,
6.05%, 11/1/35	300	324
MPLX LP,
5.30%, 4/1/36	800	789
MSCI, Inc.,
3.63%, 9/1/30 (a)	400	378
New Flyer Holdings, Inc.,
9.25%, 7/1/30 (a)	350	374
	Face Amount (000)	Value (000)
Newcastle Coal Infrastructure Group Pty. Ltd.,
4.40%, 9/29/27 (a)	$181	$180
Northern Natural Gas Co.,
5.63%, 2/1/54 (a)	425	406
Occidental Petroleum Corp.,
5.38%, 1/1/32	1,175	1,193
6.45%, 9/15/36	75	80
ONEOK, Inc.,
5.38%, 6/1/29	275	280
5.40%, 10/15/35	1,225	1,217
5.65%, 9/1/34	200	204
Oracle Corp.,
3.95%, 3/25/51	1,450	919
5.20%, 9/26/35	203	190
5.70%, 2/4/36	1,381	1,328
Orange SA,
4.75%, 1/13/33 (a)	600	593
5.00%, 1/13/36 (a)	200	197
O'Reilly Automotive, Inc.,
5.10%, 3/12/36	650	642
Penske Truck Leasing Co. LP/PTL Finance Corp.,
6.05%, 8/1/28 (a)	300	309
Perrigo Finance Unlimited Co.,
5.15%, 6/15/30	525	475
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63	975	886
Philip Morris International, Inc.,
5.38%, 2/15/33	450	463
Qorvo, Inc.,
3.38%, 4/1/31 (a)	1,100	996
Royal Caribbean Cruises Ltd.,
5.38%, 1/15/36	175	172
Royalty Pharma PLC,
3.55%, 9/2/50	800	540
RTX Corp.,
6.40%, 3/15/54	400	432
Siemens Funding BV,
5.90%, 5/28/65 (a)	400	409
SNF Group SACA,
5.63%, 3/31/31 (a)	1,000	1,012
Stellantis Finance U.S., Inc.,
6.45%, 3/18/35 (a)(d)	1,025	1,010
Stellantis Financial Services U.S. Corp.,
5.40%, 9/15/30 (a)	400	393
Targa Resources Corp.,
4.35%, 4/15/31	525	514
TELUS Corp.,
3.40%, 5/13/32	775	707
6.38%, 6/9/56	825	817
T-Mobile USA, Inc.,
5.13%, 5/15/32	575	583
5.75%, 1/15/54	300	288

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
TotalEnergies Capital SA,
5.64%, 4/5/64	$250	$240
Transcontinental Gas Pipe Line Co. LLC,
5.10%, 3/15/36 (a)	375	372
Transportadora de Gas Internacional SA ESP,
5.55%, 11/1/28 (a)	200	199
Uber Technologies, Inc.,
4.80%, 9/15/34	725	710
United Airlines Holdings, Inc.,
4.88%, 3/1/29	500	490
United Airlines Pass-Through Trust, Series 2020-1
5.88%, 4/15/29	260	265
Series 2024-1
5.45%, 8/15/38	446	456
Var Energi ASA,
5.88%, 5/22/30 (a)	225	232
7.50%, 1/15/28 (a)	600	628
Verizon Communications, Inc.,
2.36%, 3/15/32	1,475	1,288
4.78%, 2/15/35	500	484
5.88%, 11/30/55	500	487
Viatris, Inc.,
2.30%, 6/22/27	775	752
Videotron Ltd.,
3.63%, 6/15/29 (a)	650	629
Voyager Parent LLC,
9.25%, 7/1/32 (a)	350	364
		72,893
Utilities (11.7%)
AEP Texas, Inc., Series Q
5.20%, 4/15/36	300	295
Ameren Corp.,
5.00%, 5/15/36	850	828
American Electric Power Co., Inc., Series C
5.80%, 3/15/56	175	173
American Water Capital Corp.,
5.70%, 9/1/55	350	343
Atmos Energy Corp.,
6.20%, 11/15/53	300	318
Berkshire Hathaway Energy Co.,
2.85%, 5/15/51	350	211
Capital Power U.S. Holdings, Inc.,
5.26%, 6/1/28 (a)	475	478
CenterPoint Energy Houston Electric LLC, Series AR
4.85%, 4/1/36	125	122
Cleveland Electric Illuminating Co.,
4.55%, 11/15/30 (a)	400	395
Commonwealth Edison Co.,
5.95%, 6/1/55	425	431
	Face Amount (000)		Value (000)
Consolidated Edison Co. of New York, Inc.,
5.90%, 11/15/53		$500	$499
Dominion Energy, Inc.,
5.38%, 11/15/32		550	563
6.00%, 2/15/56		305	303
DTE Electric Co., Series B
5.55%, 3/1/56		300	290
DTE Energy Co.,
5.05%, 10/1/35		425	419
Duke Energy Florida LLC,
6.20%, 11/15/53		650	681
Duke Energy Indiana LLC,
2.75%, 4/1/50		330	201
Series DDDD
4.95%, 3/15/36		400	394
Exelon Corp.,
5.88%, 3/15/55		175	171
Georgia Power Co., Series A
3.25%, 3/15/51		275	184
Indiana Michigan Power Co.,
5.60%, 3/15/56		650	627
Liberty Utilities Co.,
5.58%, 1/31/29 (a)		825	842
MidAmerican Energy Co.,
3.15%, 4/15/50		275	182
New England Power Co.,
5.94%, 11/25/52 (a)		125	125
NextEra Energy Capital Holdings, Inc.,
4.00%, 5/15/56	EUR	290	324
4.50%, 5/15/56		260	290
5.90%, 3/15/55		$300	295
Pacific Gas & Electric Co.,
4.95%, 7/1/50		175	145
5.20%, 5/1/36		450	439
5.70%, 3/1/35		850	862
6.00%, 5/1/56		50	47
PacifiCorp,
4.15%, 2/15/50		250	183
Public Service Co. of Colorado,
5.15%, 9/15/35		525	523
5.35%, 5/15/34		350	357
Puget Energy, Inc.,
7.25%, 9/15/56 (a)		550	548
San Diego Gas & Electric Co., Series EEEE
5.95%, 3/15/56		100	100
Snam SpA,
5.00%, 5/28/30 (a)		525	531
5.75%, 5/28/35 (a)		425	434

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Utilities (cont'd)
Southern California Edison Co.,
5.88%, 12/1/53	$250	$237
Southern Co.,
4.85%, 3/15/35	350	341
5.70%, 3/15/34	550	570
Trans-Allegheny Interstate Line Co.,
5.00%, 1/15/31 (a)	775	788
Virginia Electric & Power Co.,
5.05%, 8/15/34	350	350
Vistra Operations Co. LLC,
4.30%, 10/15/28 (a)	250	247
5.70%, 12/30/34 (a)	775	780
Xcel Energy, Inc.,
5.60%, 4/15/35	500	508
		17,974
Total Fixed Income Securities (Cost $152,831)		151,777
	Shares
Preferred Stock (0.2%)
Wireless Telecommunication Services (0.2%)
T-Mobile USA, Inc. (e) (acquisition cost — $371; acquired 10/14/26) (Cost $371)	14,884	360
Short-Term Investments (2.1%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.57% (See Note G) (Cost $1,007)	1,006,741	1,007
Securities held as Collateral on Loaned Securities (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.57% (See Note G) (Cost $1,377)	1,377,250	1,377
	Face Amount (000)	Value (000)
U.S. Treasury Security (0.5%)
U.S. Treasury Bill, 3.67%, 6/16/26 (f)(g) (Cost $834)	$840	$833
Total Short-Term Investments (Cost $3,218)		3,217
Total Investments (100.6%) (Cost $156,420) including $1,353 of Securities Loaned (h)(i)		155,354
Liabilities in Excess of Other Assets (–0.6%)		(851)
Net Assets (100.0%)		$154,503

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of March 31, 2026.

(c)  When-issued security.

(d)  All or a portion of this security was on loan at March 31, 2026.

(e)  Non-income producing security.

(f)  Rate shown is the yield to maturity at March 31, 2026.

(g)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

(h)  Securities are available for collateral in connection with purchase of when-issued securities, open foreign currency forward exchange contract and futures contracts

(i)  At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,351,000 and the aggregate gross unrealized depreciation is approximately $2,710,000, resulting in net unrealized depreciation of approximately $1,359,000.

DAC  Designated Activity Company.

MTN  Medium Term Note.

Foreign Currency Forward Exchange Contract:

The Fund had the following Foreign Currency Forward Exchange Contract open at March 31, 2026:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
Barclays Bank PLC	EUR	590	$683	6/17/26	$(1)

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2026:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	94	Jun-26		$18,800	$19,500	$(123)
U.S. Treasury Long Bond (United States)	144	Jun-26		14,400	16,398	(525)
Ultra U.S. Treasury Bond (United States)	8	Jun-26		800	932	2
Short:
German Euro-Bobl Index (Germany)	2	Jun-26	EUR	(200)	(267)	5
German Euro-Bund Index (Germany)	2	Jun-26		(200)	(290)	7
U.S. Treasury 5 yr. Note (United States)	57	Jun-26		$(5,700)	(6,166)	33
U.S. Treasury 10 yr. Note (United States)	93	Jun-26		(9,300)	(10,327)	195
U.S. Treasury 10 yr. Ultra Note (United States)	130	Jun-26		(13,000)	(14,757)	114
						$(292)

Portfolio Composition*

Classification	Percentage of Total Investments
Industrials	47.3%
Finance	39.6
Utilities	11.7
Other**	1.4
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2026.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open futures contracts with a value of approximately $68,637,000 and net unrealized depreciation of approximately $292,000. Also does not include open foreign currency forward exchange contracts with an unrealized depreciation of approximately $1,000.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Consolidated Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (88.0%)
Biotechnology (10.6%)
Immunovant, Inc. (a)	157,333	$3,908
ProKidney Corp. (a)(b)	820,877	1,469
Roivant Sciences Ltd. (a)	2,660,961	73,709
		79,086
Capital Markets (0.9%)
Twenty One Capital, Inc., Class A (a)(b)	1,076,972	6,893
Entertainment (4.7%)
ROBLOX Corp., Class A (a)	617,250	34,912
Financial Services (7.0%)
Affirm Holdings, Inc. (a)	741,133	33,959
Federal National Mortgage Association (a)	2,441,394	17,724
		51,683
Health Care Providers & Services (1.7%)
Agilon health, Inc. (a)	237,879	1,881
HealthEquity, Inc. (a)	130,966	10,945
		12,826
Hotels, Restaurants & Leisure (0.2%)
DraftKings, Inc., Class A (a)	74,613	1,613
Information Technology Services (15.8%)
Cloudflare, Inc., Class A (a)	512,847	105,820
MongoDB, Inc. (a)	46,651	11,419
		117,239
Machinery (1.7%)
Symbotic, Inc. (a)	238,898	12,709
Media (0.4%)
Trade Desk, Inc., Class A (a)	141,203	3,204
Passenger Airlines (0.9%)
Joby Aviation, Inc. (a)	828,595	6,844
Personal Care Products (1.4%)
Oddity Tech Ltd., Class A (Israel) (a)	765,291	10,240
Pharmaceuticals (8.9%)
Belite Bio, Inc. ADR (Cayman Islands) (a)	10,859	1,731
Royalty Pharma PLC, Class A	1,343,329	64,440
		66,171
Real Estate Management & Development (4.9%)
Landbridge Co. LLC, Class A (b)	154,853	10,693
Opendoor Technologies, Inc. (a)	5,564,533	26,042
		36,735
Software (14.1%)
Aurora Innovation, Inc. (a)	8,452,815	34,826
BitMine Immersion Technologies, Inc.	496,794	9,827
Circle Internet Group, Inc. (a)	196,839	18,781
Figma, Inc., Class A (a)	624,656	13,205
Samsara, Inc., Class A (a)	239,959	7,604
Strategy, Inc., Class A (a)	149,794	18,694
Zoom Communications, Inc., Class A (a)	25,403	2,042
		104,979
	Shares	Value (000)
Specialty Retail (1.1%)
Chewy, Inc., Class A (a)	301,519	$8,141
Tech Hardware, Storage & Peripherals (3.5%)
IonQ, Inc. (a)(b)	895,154	25,807
Trading Companies & Distributors (10.2%)
Core & Main, Inc., Class A (a)	374,757	18,513
QXO, Inc. (a)	2,944,767	57,187
		75,700
Total Common Stocks (Cost $628,465)		654,782
Preferred Stock (7.3%)
Software (7.3%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $24,713; acquired 8/31/21) (Cost $24,713)	336,299	54,635
Investment Company (2.3%)
iShares Bitcoin Trust ETF (a) (Cost $17,132)	442,757	17,011
	No. of Warrants
Warrants (0.0%)‡
Real Estate Management & Development (0.0%)‡
Opendoor Technologies, Inc. expires 11/20/26 (a) (Cost $—)	64,624	65
	Shares
Short-Term Investments (3.8%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G) (Cost $18,283)	18,282,693	18,283
Securities held as Collateral on Loaned Securities (1.3%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note G)	6,672,375	6,672
	Face Amount (000)
Repurchase Agreements (0.4%)
Merrill Lynch & Co., Inc., (3.59%, dated 3/31/26, due 4/1/26; proceeds $1,038; fully collateralized by U.S. Government obligations; 0.00% — 1.00% due 11/15/27 — 7/31/28; valued at $1,058)	$1,038	1,038
Merrill Lynch & Co., Inc., (3.66%, dated 3/31/26, due 4/1/26; proceeds $2,107; fully collateralized by U.S. Government obligations; 0.75% — 2.88% due 2/15/45 - 11/15/47; valued at $2,150)	2,107	2,107
		3,145

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

Value (000)
Total Securities held as Collateral on Loaned Securities (Cost $9,817)	$9,817
Total Short-Term Investments (Cost $28,100)	28,100
Total Investments Excluding Purchased Options (101.4%) (Cost $698,409)	754,593
Total Purchased Options Outstanding (0.1%) (Cost $5,013)	794
Total Investments (101.5%) (Cost $703,423) including $9,732 of Securities Loaned (e)	755,387
Liabilities in Excess of Other Assets (–1.5%)	(11,349)
Net Assets (100.0%)	$744,038

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at March 31, 2026.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at March 31, 2026 amounts to approximately $54,635,000 and represents 7.3% of net assets.

(d)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(e)  At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $204,636,000 and the aggregate gross unrealized depreciation is approximately $152,672,000, resulting in net unrealized appreciation of approximately $51,964,000.

ADR  American Depositary Receipt.

ETF  Exchange Traded Fund.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2026:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Barclays Bank PLC	USD/CNH	CNH	7.20	Feb-27	320,966,354	$320,966	$513		$842	$(329)
Standard Chartered Bank	USD/CNH	CNH	7.32	Dec-26	343,514,563	343,515	257		973	(716)
Standard Chartered Bank	USD/CNH	CNH	7.58	Aug-26	383,524,759	383,525	24		1,255	(1,231)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.71	May-26	265,653,233	265,653	—	@	1,106	(1,106)
Standard Chartered Bank	USD/CNH	CNH	7.90	Apr-26	172,375,736	172,376	—	@	837	(837)
							$794		$5,013	$(4,219)

@    Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	26.2%
Software	21.4
Information Technology Services	15.8
Biotechnology	10.6
Trading Companies & Distributors	10.2
Pharmaceuticals	8.9
Financial Services	6.9
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2026.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (46.4%)
Agency Fixed Rate Mortgages (4.0%)
United States (4.0%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
2.00%, 5/1/51	$1,144	$905
2.50%, 4/1/52	2,264	1,864
4.50%, 1/1/49	55	54
5.50%, 12/1/54	661	666
6.00%, 9/1/54	801	818
Gold Pools:
3.50%, 1/1/44 - 6/1/45	372	347
4.50%, 1/1/49	15	14
6.50%, 5/1/32	15	16
7.50%, 5/1/35	1	1
Federal National Mortgage Association, April TBA:
3.00%, 4/1/56 (a)	230	202
3.50%, 4/1/56 (a)	770	706
4.50%, 4/1/56 (a)	900	868
5.00%, 4/1/56 (a)	3,380	3,332
Conventional Pools:
2.00%, 3/1/52	1,583	1,283
2.50%, 9/1/52	2,480	2,098
3.00%, 7/1/49 - 6/1/52	3,919	3,480
3.50%, 3/1/47 - 1/1/51	786	727
4.00%, 4/1/45 - 9/1/45	431	412
4.50%, 3/1/41 - 11/1/44	55	54
5.00%, 1/1/41 - 3/1/41	148	151
5.50%, 8/1/55	2,018	2,035
6.00%, 1/1/38 - 10/1/55	1,002	1,024
6.50%, 12/1/29	2	2
7.50%, 8/1/37	1	2
June TBA:
4.00%, 5/1/56 (a)	820	772
Government National Mortgage Association, Various Pools:
4.00%, 8/20/41 - 11/20/42	94	91
4.50%, 6/20/49	18	18
5.00%, 2/20/49 - 6/20/49	56	55
5.50%, 8/15/39	13	13
		22,010
Asset-Backed Securities (0.8%)
United States (0.8%)
AASET MT-1 Ltd., Class A
5.52%, 2/16/50 (b)	379	378
ACM Auto Trust, Class A
5.55%, 6/20/28 (b)	415	416
DataBank Issuer II LLC, Class A2
5.18%, 9/27/55 (b)	740	719
Renaissance Home Equity Loan Trust, 1 Month Term SOFR + 0.87%,
4.55%, 12/25/32 (c)	399	382
	Face Amount (000)		Value (000)
Retained Vantage Data Centers Issuer LLC, Class A2A
5.00%, 9/15/48 (b)		$700	$699
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 2.58%, 7/25/39 (c)	EUR	182	199
STAR Trust, Class A
1 Month Term SOFR + 1.75%, 5.42%, 10/17/41 (b)(c)		$798	798
VINE Trust, Class A
4.75%, 12/17/40 (b)		810	799
			4,390
Commercial Mortgage-Backed Securities (0.7%)
Germany (0.0%)‡
Berg Finance DAC, 3 Month EURIBOR + 1.05%,
3.08%, 4/22/33 (c)	EUR	74	86
United States (0.7%)
BAMLL Trust,
1 Month Term SOFR + 2.35%, 6.02%, 8/15/39 (b)(c)		$800	801
BPR Trust,
1 Month Term SOFR + 3.00%, 6.67%, 5/15/39 (b)(c)		400	401
CRSNT Trust,
1 Month Term SOFR + 1.40%, 5.07%, 2/15/31 (b)(c)		1,000	997
JW Commercial Mortgage Trust,
1 Month Term SOFR + 1.62%, 5.29%, 6/15/39 (b)(c)		1,000	1,001
WMRK Commercial Mortgage Trust,
1 Month Term SOFR + 3.44%, 7.11%, 11/15/27 (b)(c)		700	702
			3,902
			3,988
Corporate Bonds (6.6%)
Australia (0.2%)
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (b)		600	537
NBN Co. Ltd.,
2.63%, 5/5/31 (b)		575	525
			1,062
Canada (0.3%)
Algonquin Power & Utilities Corp.,
5.37%, 6/15/26 (d)		275	275
Province of Quebec Canada,
0.00%, 10/29/30	EUR	1,270	1,279
			1,554
Denmark (0.1%)
Danske Bank AS,
5.02%, 3/4/31 (b)		$475	478

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
France (0.4%)
AXA SA,
3.25%, 5/28/49	EUR	400	$454
BNP Paribas SA,
1.13%, 6/11/26		285	329
1.25%, 7/13/31	GBP	200	215
4.38%, 1/13/29	EUR	400	470
BPCE SA,
4.00%, 11/29/32		400	469
5.75%, 6/1/33		300	360
Orange SA,
5.00%, 10/1/26 (e)		100	117
			2,414
Germany (0.3%)
Allianz SE,
2.12%, 7/8/50		100	107
5.82%, 7/25/53		400	504
RWE AG,
3.63%, 1/10/32		210	245
Volkswagen International Finance NV, Series 10Y
1.88%, 3/30/27		900	1,029
			1,885
Ireland (0.1%)
AIB Group PLC,
5.87%, 3/28/35 (b)		$500	517
Japan (0.1%)
JT International Financial Services BV,
3.63%, 4/11/34	EUR	400	448
Luxembourg (0.2%)
Blackstone Property Partners Europe Holdings SARL,
1.25%, 4/26/27		400	452
Logicor Financing SARL,
1.50%, 7/13/26		300	345
			797
Netherlands (0.0%)‡
Alliander NV,
4.50%, 3/27/32 (e)		120	139
Spain (0.1%)
CaixaBank SA,
4.00%, 3/5/37		600	679
United Arab Emirates (0.1%)
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (b)		$650	554
United Kingdom (0.4%)
BAT Capital Corp.,
3.56%, 8/15/27		903	893
HSBC Holdings PLC,
2.87%, 11/22/32		300	269
	Face Amount (000)		Value (000)
National Grid Electricity Distribution West Midlands PLC,
5.75%, 4/16/32	GBP	200	$268
NatWest Group PLC,
5.12%, 5/23/31		$525	530
			1,960
United States (4.3%)
Amgen, Inc.,
5.65%, 2/19/56		225	218
Aon North America, Inc.,
5.45%, 3/1/34		675	690
AT&T, Inc.,
2.90%, 12/4/26	GBP	350	457
3.50%, 9/15/53		$625	410
Bank of America Corp.,
5.87%, 9/15/34		1,200	1,257
Bank of New York Mellon Corp.,
5.32%, 6/6/36		500	507
Boeing Co.,
5.81%, 5/1/50		375	363
6.26%, 5/1/27		100	102
6.30%, 5/1/29		200	210
Charles Schwab Corp.,
4.34%, 11/14/31		250	247
5.85%, 5/19/34		710	746
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.50%, 3/1/42		200	137
5.38%, 5/1/47		500	403
Chubb INA Holdings LLC,
0.88%, 6/15/27	EUR	400	452
Citigroup, Inc.,
3.06%, 1/25/33		$1,350	1,221
Enterprise Products Operating LLC,
3.95%, 1/31/60		275	199
5.20%, 1/15/36		175	176
Foundry JV Holdco LLC,
5.50%, 1/25/31 (b)		550	562
GLP Capital LP/GLP Financing II, Inc.,
5.63%, 3/1/36		375	365
Goldman Sachs Group, Inc.,
0.75%, 3/23/32	EUR	520	506
5.85%, 4/25/35		$525	545
Honeywell Aerospace, Inc.,
5.73%, 3/16/56 (b)		450	445
Hyundai Capital America,
5.30%, 6/24/29 (b)		800	813
Jefferies Financial Group, Inc.,
2.63%, 10/15/31		475	414
5.50%, 2/15/36		150	144
Jersey Central Power & Light Co.,
4.40%, 1/15/31 (b)		1,100	1,084

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
JPMorgan Chase & Co.,
6.25%, 10/23/34		$1,450	$1,559
Las Vegas Sands Corp.,
5.63%, 6/15/28		350	355
5.90%, 6/1/27		275	279
6.00%, 8/15/29 - 6/14/30		294	303
Medtronic Global Holdings SCA,
1.00%, 7/2/31	EUR	250	254
Meta Platforms, Inc.,
5.63%, 11/15/55		$375	352
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (b)		575	540
Micron Technology, Inc.,
6.05%, 11/1/35		150	162
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29		375	355
Nuveen LLC,
5.85%, 4/15/34 (b)		225	232
ONEOK, Inc.,
5.05%, 11/1/34		600	584
6.50%, 9/1/30 (b)		575	609
Oracle Corp.,
5.70%, 2/4/36		225	216
5.88%, 9/26/45		300	259
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63		250	227
PNC Financial Services Group, Inc.,
6.88%, 10/20/34		925	1,022
Prologis Euro Finance LLC,
1.88%, 1/5/29	EUR	300	332
Thermo Fisher Scientific Finance I BV,
2.00%, 10/18/51		100	73
Thermo Fisher Scientific, Inc.,
0.88%, 10/1/31		650	655
1.88%, 10/1/49		100	73
Transcontinental Gas Pipe Line Co. LLC,
5.75%, 3/15/56 (b)		$450	439
U.S. Bancorp,
5.84%, 6/12/34		462	482
Upjohn Finance BV,
1.91%, 6/23/32	EUR	550	556
Verizon Communications, Inc.,
1.88%, 9/19/30	GBP	150	173
2.36%, 3/15/32		$550	480
3.38%, 10/27/36	GBP	150	158
4.25%, 8/15/56	EUR	220	246
Vistra Operations Co. LLC,
5.70%, 12/30/34 (b)		$250	252
Vontier Corp.,
2.40%, 4/1/28		250	240
			24,140
			36,627
	Face Amount (000)		Value (000)
Mortgages — Other (1.3%)
Netherlands (0.1%)
E-MAC NL 2006-II BV, 3 Month EURIBOR + 0.13%,
3.25%, 1/25/39 (c)	EUR	273	$295
United Kingdom (0.0%)
Great Hall Mortgages No. 1 PLC, 3 Month EURIBOR + 0.25%,
2.41%, 6/18/38 (c)		71	81
Landmark Mortgage Securities No. 3 PLC, 1 day GBP SONIA + 2.22%,
5.96%, 4/17/44 (c)	GBP	134	171
			252
United States (1.2%)
A&D Mortgage Trust, Class A1
6.13%, 5/25/68 (b)		$605	605
Banc of America Alternative Loan Trust,
6.36%, 10/25/36		20	5
Bayview Opportunity Master Fund VI Trust,
3.00%, 1/25/52 (b)(c)		544	473
Chase Home Lending Mortgage Trust,
5.50%, 8/25/55 (b)(c)		494	493
ChaseFlex Trust,
6.00%, 2/25/37		20	6
Citigroup Mortgage Loan Trust, Class A1
6.00%, 6/25/55 (b)(c)		341	344
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/58		189	165
3.00%, 10/25/58		22	19
4.00%, 10/25/58		20	19
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
3.00%, 9/25/45		34	30
3.00%, 7/25/46		14	12
3.00%, 5/25/47		92	79
3.50%, 5/25/45		13	12
3.50%, 9/25/45		36	32
3.50%, 7/25/46		21	19
4.00%, 5/25/45		4	4
3.00%, 12/25/46		49	42
GS Mortgage-Backed Securities Trust, Class A1
6.00%, 2/25/56 (b)(c)		385	389
Hundred Acre Wood Trust,
2.50%, 12/25/51 (b)(c)		369	307
JP Morgan Mortgage Trust,
3.00%, 4/25/52 (b)(c)		399	347
3.00%, 9/25/52 (b)(c)		439	381
3.25%, 7/25/52 (b)(c)		500	445
6.00%, 6/25/55 (b)(c)		645	650
Mello Mortgage Capital Acceptance,
2.50%, 8/25/51 (b)(c)		430	358

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
OBX Trust, Class A1
3.00%, 1/25/52 (b)(c)		$426	$371
PRKCM 2023-AFC1 Trust, Class A1
6.60%, 2/25/58 (b)		833	833
PRMI Securitization Trust,
2.50%, 4/25/51 (b)(c)		518	431
			6,871
			7,418
Municipal Bond (0.1%)‡
Michigan (0.1%)‡
University of Michigan, MI, Series A 4.45%, 4/1/2122 (Cost $270)		270	210
Sovereign (23.1%)
Australia (0.8%)
Australia Government Bond,
1.25%, 5/21/32	AUD	2,240	1,260
Queensland Treasury Corp.,
3.25%, 5/21/35 (b)	EUR	130	148
Treasury Corp. of Victoria,
2.00%, 9/17/35	AUD	2,550	1,292
MTN
1.50%, 9/10/31		1,800	1,028
2.25%, 11/20/41		2,180	921
			4,649
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30	EUR	360	373
Belgium (0.2%)
Kingdom of Belgium Government Bond,
1.70%, 6/22/50		460	330
3.45%, 6/22/43		650	693
			1,023
Brazil (2.8%)
Brazil Letras do Tesouro Nacional,
0.00%, 1/1/29	BRL	114,343	15,540
Canada (0.9%)
British Columbia Investment Management Corp.,
4.00%, 6/2/35	CAD	1,590	1,147
Canadian Government Bond,
2.00%, 12/1/51		100	50
3.25%, 12/1/33 - 12/1/34		2,660	1,901
3.50%, 12/1/57		1,430	957
Province of Alberta Canada,
3.38%, 4/2/35	EUR	430	494
Province of Ontario Canada,
3.25%, 7/3/35		220	251
Province of Quebec Canada,
3.25%, 5/22/35		350	398
			5,198
	Face Amount (000)		Value (000)
Chile (0.3%)
Chile Government International Bond,
3.75%, 1/14/32	EUR	520	$598
3.80%, 7/1/35		220	248
3.88%, 7/9/31 - 4/14/36		714	817
			1,663
China (3.9%)
China Government Bond,
1.43%, 1/25/30	CNY	15,760	2,282
2.04%, 11/25/34		18,370	2,723
2.37%, 1/20/27		16,110	2,356
2.69%, 8/15/32		11,730	1,803
2.80%, 11/15/32		18,840	2,933
3.12%, 10/25/52		4,620	768
3.13%, 11/21/29		19,580	3,025
3.27%, 11/19/30		24,960	3,935
3.52%, 4/25/46		460	79
3.53%, 10/18/51		1,240	220
3.81%, 9/14/50		3,890	712
3.86%, 7/22/49		6,430	1,179
			22,015
Czech Republic (0.0%)‡
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	6,000	242
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	3,000	451
Estonia (0.1%)
Estonia Government International Bond,
3.25%, 1/17/34	EUR	390	444
France (2.1%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		700	675
French Republic Government Bond OAT,
0.00%, 11/25/29		4,900	5,086
2.70%, 2/25/31		4,810	5,448
SNCF Reseau,
1.88%, 3/30/34		400	403
			11,612
Germany (2.5%)
Bundesobligation,
1.30%, 10/15/27		4,400	4,989
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 8/15/31		2,350	2,351
0.25%, 2/15/29		2,210	2,390
2.50%, 8/15/54		1,540	1,475
4.25%, 7/4/39		1,230	1,578
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		1,420	1,356
			14,139
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Greece (0.1%)
Hellenic Republic Government Bond,
4.38%, 7/18/38	EUR	250	$299
Hungary (0.2%)
Hungary Government Bond,
3.00%, 8/21/30	HUF	51,360	131
Hungary Government International Bond,
6.25%, 9/22/32		$1,120	1,169
			1,300
Indonesia (0.1%)
Indonesia Treasury Bond,
8.38%, 3/15/34	IDR	11,802,000	758
Italy (1.0%)
Italy Buoni Poliennali Del Tesoro,
2.50%, 12/1/32	EUR	1,020	1,111
3.85%, 7/1/34		1,200	1,401
4.00%, 11/15/30		1,580	1,886
4.45%, 9/1/43		298	350
4.50%, 10/1/53		580	666
			5,414
Japan (3.0%)
Japan Government Ten Year Bond,
0.80%, 3/20/34	JPY	476,600	2,711
0.90%, 9/20/34		419,000	2,378
1.10%, 6/20/34		177,000	1,027
1.40%, 3/20/35		358,650	2,104
Japan Government Thirty Year Bond,
0.30%, 6/20/46		224,000	790
0.40%, 9/20/49		207,750	662
0.70%, 12/20/51		225,700	726
Japan Government Twenty Year Bond,
0.40%, 6/20/41		413,600	1,800
Japan Government Two Year Bond,
1.00%, 12/1/27		709,000	4,446
			16,644
Korea, Republic of (0.1%)
Korea Development Bank,
0.80%, 7/19/26		$590	584
Lithuania (0.4%)
Lithuania Government International Bond,
3.50%, 7/3/31	EUR	1,690	1,968
Malaysia (0.3%)
Malaysia Government Bond,
3.58%, 7/15/32	MYR	3,020	748
3.89%, 8/15/29		2,500	628
			1,376
Mexico (0.4%)
Mexican Bonos,
7.50%, 6/3/27	MXN	6,000	335
7.75%, 5/29/31 - 11/23/34		9,000	470
8.50%, 5/31/29		5,900	329
	Face Amount (000)		Value (000)
Mexico Government International Bond,
3.50%, 9/19/29	EUR	370	$421
3.88%, 5/16/31		490	553
			2,108
Netherlands (0.2%)
Netherlands Government Bond,
0.00%, 7/15/30		1,060	1,090
2.75%, 1/15/47		90	93
			1,183
New Zealand (0.3%)
New Zealand Government Bond,
4.25%, 5/15/34 - 5/15/36	NZD	258	145
4.50%, 5/15/35		180	103
New Zealand Local Government Funding Agency Bond, MTN
4.40%, 9/8/27	AUD	2,130	1,459
			1,707
Norway (0.0%)‡
Norway Government Bond,
3.75%, 6/12/35	NOK	1,080	107
Poland (0.1%)
Republic of Poland Government Bond,
1.75%, 4/25/32	PLN	1,400	307
Republic of Poland Government International Bond,
2.88%, 1/15/31	EUR	390	442
			749
Portugal (0.0%)‡
Portugal Obrigacoes do Tesouro OT,
3.63%, 6/12/54		210	226
Romania (0.1%)
Romanian Government International Bond,
5.25%, 3/10/30		470	554
6.50%, 10/7/45 (b)		150	166
			720
Saudi Arabia (0.2%)
Saudi Government International Bond,
3.38%, 3/5/32 (b)		600	674
5.13%, 1/13/28 (b)		$477	482
			1,156
Singapore (0.1%)
Singapore Government Bond,
2.63%, 8/1/32	SGD	720	577
Slovakia (0.2%)
Slovakia Government Bond,
3.75%, 2/27/40	EUR	860	955
Spain (0.9%)
Spain Government Bond,
0.00%, 1/31/28		540	594
2.70%, 10/31/48		380	354

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Spain (cont'd)
3.45%, 10/31/34	EUR	2,300	$2,674
3.50%, 5/31/29		1,050	1,239
4.00%, 10/31/54		130	147
			5,008
Sweden (0.1%)
Sweden Government Bond,
2.25%, 5/11/35	SEK	2,860	289
Switzerland (0.2%)
Swiss Confederation Government Bond,
0.25%, 6/23/35	CHF	810	1,006
Thailand (0.2%)
Thailand Government Bond,
1.59%, 12/17/35	THB	15,770	453
2.00%, 12/17/31		27,070	831
			1,284
United Kingdom (1.1%)
United Kingdom Gilt,
0.38%, 10/22/30	GBP	490	544
0.63%, 10/22/50		2,220	1,023
0.88%, 7/31/33		1,900	1,926
3.75%, 10/22/53		740	731
4.25%, 7/31/34		910	1,159
4.50%, 6/7/28		690	915
			6,298
			129,065
Supranational (0.8%)
Banque Ouest Africaine de Developpement,
4.70%, 10/22/31		$240	220
Corp. Andina de Fomento,
5.00%, 1/24/29 - 1/22/30		1,010	1,037
MTN
5.30%, 2/19/29	AUD	4,950	3,364
			4,621
U.S. Treasury Securities (9.0%)
United States (9.0%)
U.S. Treasury Bonds,
1.13%, 5/15/40		$5,160	3,252
1.75%, 8/15/41		1,770	1,184
4.88%, 8/15/45		2,280	2,273
U.S. Treasury Inflation Indexed Bond,
1.88%, 7/15/35		23,700	23,592
U.S. Treasury Notes,
1.38%, 10/31/28 - 11/15/31		6,390	5,898
3.38%, 5/15/33		3,590	3,420
4.00%, 7/31/32 - 2/15/34		5,250	5,220
4.13%, 8/31/30		5,490	5,533
			50,372
Total Fixed Income Securities (Cost $265,859)			258,701
	Shares	Value (000)
Common Stocks (47.0%)
Australia (0.9%)
ANZ Group Holdings Ltd.	11,319	$285
APA Group	5,166	36
Aristocrat Leisure Ltd.	2,105	67
ASX Ltd.	758	27
BHP Group Ltd.	19,264	697
Brambles Ltd.	5,185	81
CAR Group Ltd.	1,440	23
Cochlear Ltd.	250	29
Coles Group Ltd.	5,160	78
Commonwealth Bank of Australia	6,281	736
Computershare Ltd.	1,989	39
CSL Ltd.	1,868	183
Evolution Mining Ltd.	7,777	70
Fortescue Ltd.	6,522	93
Goodman Group REIT	7,246	130
Insurance Australia Group Ltd.	8,915	45
Lottery Corp. Ltd.	8,505	32
Lynas Rare Earths Ltd. (f)	3,453	47
Macquarie Group Ltd.	1,366	194
Medibank Pvt Ltd.	10,433	32
National Australia Bank Ltd.	11,641	337
Northern Star Resources Ltd.	5,247	76
Origin Energy Ltd.	6,573	57
Pro Medicus Ltd.	211	17
Qantas Airways Ltd.	2,811	17
QBE Insurance Group Ltd.	5,680	84
REA Group Ltd.	200	22
Rio Tinto Ltd.	1,406	160
Santos Ltd.	12,376	68
Scentre Group REIT	19,914	46
SGH Ltd.	777	22
Sigma Healthcare Ltd.	19,792	37
Sonic Healthcare Ltd.	1,781	25
South32 Ltd.	17,161	52
Stockland REIT	9,460	28
Suncorp Group Ltd.	4,098	46
Telstra Group Ltd.	15,176	56
Transurban Group (Units)	11,863	116
Vicinity Ltd. REIT	15,263	25
Washington H Soul Pattinson & Co. Ltd.	1,294	36
Wesfarmers Ltd.	4,289	219
Westpac Banking Corp.	12,949	358
WiseTech Global Ltd.	756	20
Woodside Energy Group Ltd.	7,205	171
Woolworths Group Ltd.	4,686	118
Xero Ltd. (f)	636	34
		5,171

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Austria (0.0%)‡
BAWAG Group AG	256	$39
Erste Group Bank AG	1,035	112
OMV AG	498	36
Raiffeisen Bank International AG	446	19
Verbund AG	230	18
		224
Belgium (0.2%)
Ageas SA	545	40
Anheuser-Busch InBev SA	3,631	251
Argenx SE (f)	227	165
D'ieteren Group	79	15
Elia Group SA (f)	161	25
Financiere de Tubize SA	73	18
Groupe Bruxelles Lambert NV	292	26
KBC Group NV	845	103
Lotus Bakeries NV	2	22
Sofina SA	61	15
Syensqo SA	268	16
UCB SA	461	139
		835
Canada (1.9%)
Agnico Eagle Mines Ltd.	1,859	377
Alamos Gold, Inc., Class A	1,559	69
Alimentation Couche-Tard, Inc.	2,757	156
AltaGas Ltd.	1,107	38
ARC Resources Ltd.	2,162	45
AtkinsRealis Group, Inc.	636	41
Bank of Montreal	2,767	375
Bank of Nova Scotia	4,713	327
Barrick Mining Corp.	6,372	260
BCE, Inc.	273	7
Bombardier, Inc., Class B (f)	329	58
Brookfield Asset Management Ltd., Class A	1,605	71
Brookfield Corp.	8,079	327
Brookfield Renewable Corp.	538	22
CAE, Inc. (f)	1,156	30
Cameco Corp.	1,649	179
Canadian Imperial Bank of Commerce	3,568	338
Canadian National Railway Co.	1,942	200
Canadian Natural Resources Ltd.	7,748	378
Canadian Pacific Kansas City Ltd.	3,352	264
Canadian Tire Corp. Ltd., Class A	186	25
Canadian Utilities Ltd., Class A	491	17
CCL Industries, Inc., Class B	521	33
Celestica, Inc. (f)	441	124
Cenovus Energy, Inc.	5,256	140
CGI, Inc.	731	54
Constellation Software, Inc.	77	135
Descartes Systems Group, Inc. (f)	331	24
Dollarama, Inc.	1,020	125
Element Fleet Management Corp.	1,554	34
	Shares	Value (000)
Emera, Inc.	1,099	$57
Empire Co. Ltd., Class A	464	17
Enbridge, Inc.	7,999	434
Fairfax Financial Holdings Ltd.	77	131
First Quantum Minerals Ltd. (f)	2,694	64
FirstService Corp.	153	21
Fortis, Inc.	1,855	104
Franco-Nevada Corp.	723	179
George Weston Ltd.	644	46
GFL Environmental, Inc.	909	38
Gildan Activewear, Inc.	674	38
Great-West Lifeco, Inc.	1,037	49
Hydro One Ltd.	1,226	51
iA Financial Corp., Inc.	347	39
IGM Financial, Inc.	315	15
Imperial Oil Ltd.	647	85
Intact Financial Corp.	659	119
Ivanhoe Mines Ltd., Class A (f)	2,966	25
Keyera Corp.	847	33
Kinross Gold Corp.	4,538	139
Loblaw Cos. Ltd.	2,248	103
Lundin Gold, Inc.	406	31
Lundin Mining Corp.	2,547	64
Magna International, Inc.	1,025	57
Manulife Financial Corp.	6,450	222
Metro, Inc.	756	52
National Bank of Canada	1,480	192
Nutrien Ltd.	1,773	134
Open Text Corp.	957	21
Pan American Silver Corp.	1,577	86
Pembina Pipeline Corp.	2,170	97
Power Corp. of Canada	2,075	100
RB Global, Inc.	709	68
Restaurant Brands International, Inc.	1,140	84
Rogers Communications, Inc., Class B	1,359	52
Royal Bank of Canada	5,347	864
Saputo, Inc.	907	28
Shopify, Inc., Class A (f)	4,839	574
Stantec, Inc.	441	38
Sun Life Financial, Inc.	2,081	130
Suncor Energy, Inc.	4,464	295
TC Energy Corp.	3,807	238
Teck Resources Ltd., Class B	1,770	92
TELUS Corp.	1,900	25
TFI International, Inc.	294	32
Thomson Reuters Corp.	610	55
TMX Group Ltd.	1,070	38
Toromont Industries Ltd.	306	43
Toronto-Dominion Bank	6,459	603
Tourmaline Oil Corp.	1,355	65
Wheaton Precious Metals Corp.	1,686	221

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont'd)
Whitecap Resources, Inc.	4,519	$51
WSP Global, Inc.	510	79
		10,791
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (f)(g)	42,000	—
Denmark (0.2%)
AP Moller — Maersk AS Series B	26	64
Carlsberg AS Series B	344	43
Coloplast AS Series B	460	31
Danske Bank AS	2,406	119
Demant AS (f)	342	10
DSV AS	747	180
Genmab AS (f)	224	60
Novo Nordisk AS, Class B	12,042	441
Novonesis Novozymes B Series B	1,314	78
Orsted AS (f)	1,915	48
Pandora AS	291	21
Rockwool AS, Class B	354	10
Tryg AS	1,219	29
Vestas Wind Systems AS	3,564	108
		1,242
Finland (0.2%)
Elisa OYJ	526	26
Fortum OYJ	1,635	42
Kesko OYJ, Class B	1,001	22
Kone OYJ, Class B	1,260	80
Metso OYJ	2,412	42
Neste OYJ	1,554	50
Nokia OYJ	19,712	158
Nordea Bank Abp	11,243	194
Orion OYJ, Class B	397	32
Sampo OYJ, Class A	8,794	94
Stora Enso OYJ, Class R	2,133	25
UPM-Kymmene OYJ	1,907	60
Wartsila OYJ Abp	1,845	69
		894
France (1.4%)
Accor SA	680	33
Aeroports de Paris SA	126	15
Air Liquide SA	2,096	433
Airbus SE	2,154	407
Alstom SA (f)	1,210	35
Amundi SA	227	19
ArcelorMittal SA	1,555	81
AXA SA	6,037	277
Ayvens SA	1,278	15
BioMerieux	150	16
BNP Paribas SA	3,649	348
Bollore SE	2,569	15
Bouygues SA	695	40
	Shares	Value (000)
Bureau Veritas SA	1,293	$39
Capgemini SE	542	64
Carrefour SA	2,121	39
Cie de Saint-Gobain SA	1,608	133
Cie Generale des Etablissements Michelin SCA	2,366	81
Covivio SA REIT	202	12
Credit Agricole SA	3,847	72
Danone SA	2,355	188
Dassault Aviation SA	70	26
Dassault Systemes SE	2,431	49
Eiffage SA	246	38
Engie SA	6,671	215
EssilorLuxottica SA	1,100	256
Eurofins Scientific SE	433	32
Euronext NV	279	45
Gecina SA REIT	167	13
Getlink SE	1,065	23
Hermes International SCA	117	222
Ipsen SA	137	26
Kering SA	274	83
Klepierre SA REIT	779	29
Legrand SA	950	148
L'Oreal SA	876	358
LVMH Moet Hennessy Louis Vuitton SE	917	501
Orange SA	6,705	137
Pernod Ricard SA	753	56
Publicis Groupe SA	828	69
Renault SA	694	24
Rexel SA	798	32
Safran SA	1,282	419
Sanofi SA	3,962	383
Sartorius Stedim Biotech	109	21
Schneider Electric SE	2,003	546
Societe Generale SA	2,510	183
Sodexo SA	322	16
STMicroelectronics NV	2,480	84
Thales SA	332	97
TotalEnergies SE	7,280	668
Unibail-Rodamco-Westfield REIT	441	49
Veolia Environnement SA	2,275	87
Vinci SA	1,778	267
		7,564
Germany (1.2%)
adidas AG	617	100
Allianz SE (Registered)	1,378	582
BASF SE	3,281	202
Bayer AG (Registered)	3,546	164
Bayerische Motoren Werke AG	1,025	95
Bayerische Motoren Werke AG (Preference)	200	18
Beiersdorf AG	352	32
Brenntag SE	442	30
Commerzbank AG	2,629	96

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Germany (cont'd)
Continental AG	399	$28
CTS Eventim AG & Co. KGaA	227	13
Daimler Truck Holding AG	1,665	82
Delivery Hero SE (f)	736	14
Deutsche Bank AG (Registered)	6,578	196
Deutsche Boerse AG	674	197
Deutsche Lufthansa AG (Registered)	2,174	18
Deutsche Post AG (Registered)	3,339	176
Deutsche Telekom AG (Registered)	13,306	497
Dr. Ing hc F Porsche AG (Preference)	413	19
E.ON SE	8,121	178
Evonik Industries AG	929	18
Fresenius Medical Care AG	801	36
Fresenius SE & Co. KGaA	1,542	80
GEA Group AG	529	38
Hannover Rueck SE (Registered)	219	69
Heidelberg Materials AG	487	103
Henkel AG & Co. KGaA	377	27
Henkel AG & Co. KGaA (Preference)	580	45
Hensoldt AG	223	20
HOCHTIEF AG	55	25
Infineon Technologies AG	4,712	214
Knorr-Bremse AG	264	30
LEG Immobilien SE	276	18
Mercedes-Benz Group AG (Registered)	2,602	160
Merck KGaA	469	60
MTU Aero Engines AG	193	70
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	471	297
Nemetschek SE	208	16
Porsche Automobil Holding SE (Preference)	556	20
Qiagen NV	750	30
Rational AG	18	13
Rheinmetall AG	164	277
RWE AG	2,272	153
SAP SE	3,781	645
Sartorius AG (Preference)	95	24
Scout24 SE	270	21
Siemens AG (Registered)	2,762	673
Siemens Energy AG	2,838	489
Siemens Healthineers AG	1,231	52
Symrise AG	485	41
Talanx AG	233	29
Volkswagen AG (Preference)	746	76
Vonovia SE	2,783	70
Zalando SE (f)	808	20
		6,696
Hong Kong (0.3%)
AIA Group Ltd.	40,717	452
BOC Hong Kong Holdings Ltd.	14,183	78
CK Asset Holdings Ltd.	7,424	42
CK Hutchison Holdings Ltd.	10,298	79
	Shares	Value (000)
CK Infrastructure Holdings Ltd.	2,429	$20
CLP Holdings Ltd.	6,329	60
Futu Holdings Ltd. ADR (f)	221	30
Galaxy Entertainment Group Ltd.	7,596	34
Henderson Land Development Co. Ltd.	5,665	21
HKT Trust & HKT Ltd.	14,541	23
Hong Kong & China Gas Co. Ltd.	43,213	39
Hong Kong Exchanges & Clearing Ltd.	4,662	235
Hongkong Land Holdings Ltd.	4,196	33
Jardine Matheson Holdings Ltd.	627	45
Link REIT	10,452	48
MTR Corp. Ltd.	5,976	25
Power Assets Holdings Ltd.	5,340	42
Sands China Ltd.	9,330	20
Sino Land Co. Ltd.	14,105	21
SITC International Holdings Co. Ltd.	5,129	22
Sun Hung Kai Properties Ltd.	5,561	93
Swire Pacific Ltd., Class A	1,340	15
Techtronic Industries Co. Ltd.	5,625	75
WH Group Ltd.	32,253	42
Wharf Holdings Ltd.	4,128	11
Wharf Real Estate Investment Co. Ltd.	6,431	19
		1,624
Ireland (0.1%)
AIB Group PLC	7,926	85
Bank of Ireland Group PLC	3,611	65
Kerry Group PLC, Class A	612	49
Kingspan Group PLC	576	49
Ryanair Holdings PLC	3,174	89
		337
Israel (0.2%)
Azrieli Group Ltd.	154	21
Bank Hapoalim BM	4,552	107
Bank Leumi Le-Israel BM	5,395	121
Check Point Software Technologies Ltd. (f)	312	45
CyberArk Software Ltd. (f)	197	9
Elbit Systems Ltd.	101	85
ICL Group Ltd.	2,819	14
Israel Discount Bank Ltd., Class A	4,453	45
Mizrahi Tefahot Bank Ltd.	568	41
Monday.com Ltd. (f)	157	11
Nice Ltd. (f)	225	25
Nova Ltd. (f)	108	48
Phoenix Financial Ltd.	830	44
Teva Pharmaceutical Industries Ltd. ADR (f)	4,172	126
Tower Semiconductor Ltd. (f)	907	155
		897
Italy (0.4%)
Banca Mediolanum SpA	816	17
Banca Monte dei Paschi di Siena SpA	7,235	63
Banco BPM SpA	4,084	57
BPER Banca SpA	5,314	70

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Italy (cont'd)
Buzzi SpA	276	$14
Davide Campari-Milano NV	2,263	16
Enel SpA	29,695	325
Eni SpA	7,489	213
Ferrari NV	467	158
FinecoBank Banca Fineco SpA	2,208	49
Generali	3,084	124
Intesa Sanpaolo SpA	50,555	306
Italgas SpA	2,197	26
Leonardo SpA	1,447	98
Moncler SpA	855	51
Poste Italiane SpA	1,651	39
Prysmian SpA	1,020	120
Recordati Industria Chimica e Farmaceutica SpA	421	24
Snam SpA	7,338	56
Stellantis NV	7,380	53
Telecom Italia SpA (f)	63,518	47
Tenaris SA	1,365	40
Terna - Rete Elettrica Nazionale	5,155	59
UniCredit SpA	5,031	361
Unipol Assicurazioni SpA	1,307	30
		2,416
Netherlands (0.7%)
ABN AMRO Bank NV CVA	2,087	66
Adyen NV (f)	93	93
Aegon Ltd.	4,507	33
AerCap Holdings NV	610	84
Akzo Nobel NV	625	36
ASM International NV	172	130
ASML Holding NV	1,417	1,884
ASR Nederland NV	564	39
BE Semiconductor Industries NV	265	57
Coca-Cola Europacific Partners PLC	758	69
CSG NV (f)	727	19
CVC Capital Partners PLC	775	10
DSM-Firmenich AG	634	45
EXOR NV	340	26
Heineken Holding NV	469	33
Heineken NV	1,043	80
ING Groep NV	10,516	273
InPost SA (f)	910	16
JDE Peet's NV	622	23
Koninklijke Ahold Delhaize NV	3,233	151
Koninklijke KPN NV	13,800	77
Koninklijke Philips NV	2,809	77
Magnum Ice Cream Co. NV (f)	1,823	27
Nebius Group NV, Class A (f)	778	81
NN Group NV	943	74
Prosus NV (f)	4,714	218
Randstad NV	411	11
	Shares	Value (000)
Universal Music Group NV	3,968	$77
Wolters Kluwer NV	828	62
		3,871
New Zealand (0.0%)‡
Auckland International Airport Ltd.	5,593	26
Contact Energy Ltd.	2,911	15
Fisher & Paykel Healthcare Corp. Ltd.	1,950	42
Infratil Ltd.	3,039	21
Meridian Energy Ltd.	4,356	14
		118
Norway (0.1%)
Aker BP ASA	1,152	43
DNB Bank ASA	3,138	98
Equinor ASA	2,783	119
Gjensidige Forsikring ASA	708	18
Kongsberg Gruppen ASA	1,556	66
Mowi ASA	1,677	38
Norsk Hydro ASA	4,990	53
Orkla ASA	2,490	31
Salmar ASA	239	14
Telenor ASA	2,202	39
Yara International ASA	591	35
		554
Portugal (0.0%)‡
Banco Comercial Portugues SA, Class R	26,687	26
EDP Renovaveis SA	1,159	18
EDP SA	11,469	61
Galp Energia SGPS SA	1,537	37
Jeronimo Martins SGPS SA	1,033	25
		167
Singapore (0.2%)
CapitaLand Ascendas REIT	14,727	28
CapitaLand Integrated Commercial Trust REIT (f)	23,047	41
CapitaLand Investment Ltd.	8,800	19
DBS Group Holdings Ltd.	7,967	355
Grab Holdings Ltd., Class A (f)	9,082	33
Keppel Ltd.	5,461	50
Oversea-Chinese Banking Corp. Ltd.	12,771	219
Sea Ltd. ADR (f)	1,454	120
Sembcorp Industries Ltd.	3,362	18
Singapore Airlines Ltd.	5,900	30
Singapore Exchange Ltd.	3,212	49
Singapore Technologies Engineering Ltd.	5,856	50
Singapore Telecommunications Ltd.	28,078	108
United Overseas Bank Ltd.	4,716	135
Wilmar International Ltd.	7,298	22
Yangzijiang Shipbuilding Holdings Ltd.	9,753	29
		1,306
South Africa (0.0%)‡
Valterra Platinum Ltd.	537	44

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Spain (0.5%)
Acciona SA	88	$23
ACS Actividades de Construccion y Servicios SA	632	77
Aena SME SA	2,709	80
Amadeus IT Group SA	1,629	93
Banco Bilbao Vizcaya Argentaria SA	20,508	443
Banco de Sabadell SA	18,046	65
Banco Santander SA	53,070	595
Bankinter SA	2,452	39
CaixaBank SA	13,956	167
Cellnex Telecom SA	1,680	54
Endesa SA	1,145	48
Ferrovial SE	1,849	120
Grifols SA	1,078	11
Iberdrola SA	23,249	532
Indra Sistemas SA	279	15
Industria de Diseno Textil SA	3,960	231
International Consolidated Airlines Group SA	4,249	20
Mapfre SA	3,291	15
Naturgy Energy Group SA	971	29
Redeia Corp. SA	1,462	25
Repsol SA	4,028	113
Telefonica SA	13,171	58
		2,853
Sweden (0.5%)
AddTech AB, Class B	940	32
Alfa Laval AB	1,047	57
Assa Abloy AB, Class B	3,599	130
Atlas Copco AB, Class A	15,348	259
Beijer Ref AB	1,473	20
Boliden AB (f)	1,006	53
Epiroc AB, Class A	3,742	88
EQT AB	1,769	55
Essity AB, Class B	2,173	56
Evolution AB	479	30
Fastighets AB Balder, Class B (f)	2,561	15
H & M Hennes & Mauritz AB, Class B	1,758	33
Hexagon AB, Class B	7,477	73
Holmen AB, Class B	256	9
Industrivarden AB, Class A	943	47
Indutrade AB	982	23
Investment AB Latour, Class B	526	11
Investor AB, Class B	6,535	248
L E Lundbergforetagen AB, Class B	272	15
Lifco AB, Class B	836	25
Nibe Industrier AB, Class B	5,418	23
Saab AB, Class B	1,154	76
Sagax AB, Class B	785	14
Sandvik AB	3,787	146
Securitas AB, Class B	1,766	30
Skandinaviska Enskilda Banken AB, Class A	5,415	100
Skanska AB, Class B	1,213	33
SKF AB, Class B	1,209	29
	Shares	Value (000)
Spotify Technology SA (f)	568	$275
Svenska Cellulosa AB SCA, Class B	2,195	25
Svenska Handelsbanken AB, Class A	5,198	69
Swedbank AB, Class A	3,040	104
Swedish Orphan Biovitrum AB (f)	708	30
Tele2 AB, Class B	1,956	40
Telefonaktiebolaget LM Ericsson, Class B	10,088	115
Telia Co. AB	8,457	43
Trelleborg AB, Class B	726	27
Verisure PLC (f)	934	10
Volvo AB, Class B	5,698	187
		2,655
Switzerland (1.2%)
ABB Ltd. (Registered)	5,656	460
Alcon AG	1,829	138
Avolta AG (Registered) (f)	318	19
Banque Cantonale Vaudoise (Registered)	109	18
Barry Callebaut AG (Registered)	13	23
Belimo Holding AG (Registered)	36	29
BKW AG	77	15
Chocoladefabriken Lindt & Spruengli AG	3	42
Cie Financiere Richemont SA, Class A (Registered)	1,960	346
EMS-Chemie Holding AG (Registered)	27	21
Galderma Group AG (f)	667	131
Geberit AG (Registered)	123	83
Givaudan SA (Registered)	34	115
Helvetia Baloise Holding AG (Registered)	286	74
Holcim AG (f)	1,864	154
Julius Baer Group Ltd.	748	55
Kuehne & Nagel International AG (Registered)	174	40
Logitech International SA (Registered)	551	51
Lonza Group AG (Registered)	253	162
Nestle SA (Registered)	9,329	915
Novartis AG (Registered)	6,870	1,055
Partners Group Holding AG	82	88
Roche Holding AG	2,667	1,066
Sandoz Group AG	1,499	118
Schindler Holding AG	148	49
Schindler Holding AG (Registered)	85	27
SGS SA (Registered)	609	64
Sika AG (Registered) (f)	555	92
Sonova Holding AG (Registered)	182	42
Straumann Holding AG (Registered)	403	42
Swatch Group AG	104	23
Swiss Life Holding AG (Registered)	103	112
Swiss Prime Site AG (Registered) (f)	293	50
Swiss Re AG	1,080	181
Swisscom AG (Registered)	94	79
UBS Group AG (Registered)	11,256	439
VAT Group AG	98	61
Zurich Insurance Group AG	530	375
		6,854

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (2.1%)
3i Group PLC	3,756	$122
Admiral Group PLC	999	42
Airtel Africa PLC	3,546	16
Anglo American PLC	4,261	183
Antofagasta PLC	1,475	66
Associated British Foods PLC	1,212	30
AstraZeneca PLC	5,981	1,170
Autotrader Group PLC	3,191	20
Aviva PLC	11,641	93
BAE Systems PLC	11,288	331
Barclays PLC	52,854	277
Barratt Redrow PLC	5,099	18
BP PLC	60,101	470
British American Tobacco PLC	8,386	487
BT Group PLC	22,385	63
Bunzl PLC	1,232	37
Centrica PLC	17,556	50
Coca-Cola HBC AG (f)	832	47
Compass Group PLC	6,491	181
Diageo PLC	8,641	161
Endeavour Mining PLC	729	44
Entain PLC	2,307	17
Evraz PLC (f)(g)	2,495	—
Experian PLC	3,526	122
Fresnillo PLC	828	37
Glencore PLC (f)	37,840	287
GSK PLC	15,631	431
Haleon PLC	34,362	170
Halma PLC	1,455	74
HSBC Holdings PLC	65,905	1,082
Imperial Brands PLC	2,894	117
Informa PLC	4,967	50
InterContinental Hotels Group PLC	556	73
Intertek Group PLC	595	29
J Sainsbury PLC	6,547	29
JD Sports Fashion PLC	9,306	9
Kingfisher PLC	6,441	24
Land Securities Group PLC REIT	2,695	20
Legal & General Group PLC	21,709	71
Lloyds Banking Group PLC	224,080	278
London Stock Exchange Group PLC	1,732	205
M&G PLC	8,764	32
Marks & Spencer Group PLC	7,777	35
Melrose Industries PLC	4,805	33
National Grid PLC	19,068	322
NatWest Group PLC	30,527	226
Next PLC	442	75
Paragon Offshore PLC (f)(g)	303	—
Pearson PLC	2,163	29
Prudential PLC	9,788	136
Reckitt Benckiser Group PLC	2,444	164
RELX PLC	6,981	229
	Shares	Value (000)
Rentokil Initial PLC	9,733	$60
Rio Tinto PLC	4,297	399
Rolls-Royce Holdings PLC	32,225	490
Sage Group PLC	3,624	41
Schroders PLC	2,793	21
Segro PLC REIT	4,957	42
Severn Trent PLC	1,038	43
Shell PLC	21,806	1,010
Smith & Nephew PLC	3,123	49
Smiths Group PLC	1,219	37
Spirax Group PLC	284	25
SSE PLC	4,566	158
Standard Chartered PLC	7,327	153
Standard Life PLC	2,699	24
Sunbelt Rentals Holdings, Inc.	1,605	102
Tesco PLC	24,198	152
Unilever PLC	8,423	462
United Utilities Group PLC	2,616	46
Vodafone Group PLC	70,780	107
Whitbread PLC	648	20
Wise PLC, Class A (f)	2,551	31
		11,786
United States (34.7%)
3M Co.	1,734	252
Abbott Laboratories	5,627	578
AbbVie, Inc.	5,560	1,209
Accenture PLC, Class A	2,004	397
Adobe, Inc. (f)	1,340	326
Advanced Micro Devices, Inc. (f)	5,388	1,096
AECOM	436	37
Affirm Holdings, Inc. (f)	948	43
Aflac, Inc.	1,643	180
Agilent Technologies, Inc.	910	104
Air Products & Chemicals, Inc.	720	209
Airbnb, Inc., Class A (f)	1,410	178
Alexandria Real Estate Equities, Inc. REIT	510	24
Allegion PLC	275	40
Alliant Energy Corp.	820	59
Allstate Corp.	846	175
Alnylam Pharmaceuticals, Inc. (f)	422	140
Alphabet, Inc., Class A	34,578	9,932
Altria Group, Inc.	5,396	356
Amazon.com, Inc. (f)	30,850	6,425
Amcor PLC	1,478	59
Ameren Corp.	864	95
American Electric Power Co., Inc.	1,703	223
American Express Co.	1,932	584
American Financial Group, Inc.	215	27
American Homes 4 Rent, Class A REIT	1,082	30
American International Group, Inc.	1,791	135
American Tower Corp. REIT	1,475	255
American Water Works Co., Inc.	618	84

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Ameriprise Financial, Inc.	316	$140
AMETEK, Inc.	746	160
Amgen, Inc.	1,700	598
Amphenol Corp., Class A	4,052	512
Amrize Ltd. (f)	1,606	90
Analog Devices, Inc.	1,608	512
Annaly Capital Management, Inc. REIT	2,068	44
Aon PLC, Class A	649	209
Apollo Global Management, Inc.	1,535	171
Apple, Inc.	49,105	12,462
Applied Materials, Inc.	2,586	884
AppLovin Corp., Class A (f)	772	307
Aptiv PLC (f)	725	50
Arch Capital Group Ltd. (f)	1,199	115
Archer-Daniels-Midland Co.	1,521	111
ARES Management Corp., Class A	742	81
Arista Networks, Inc. (f)	3,429	421
Arthur J Gallagher & Co.	818	177
Astera Labs, Inc. (f)	453	50
AT&T, Inc.	22,730	659
Atlassian Corp., Class A (f)	560	38
Atmos Energy Corp.	510	94
Autodesk, Inc. (f)	651	156
Automatic Data Processing, Inc.	1,326	269
AutoZone, Inc. (f)	53	179
AvalonBay Communities, Inc. REIT	468	76
Avery Dennison Corp.	248	43
Axon Enterprise, Inc. (f)	247	105
Baker Hughes Co.	3,160	193
Ball Corp.	828	49
Bank of America Corp.	23,851	1,163
Bank of New York Mellon Corp.	2,334	277
Baxter International, Inc.	1,669	28
Becton Dickinson & Co.	920	145
Bentley Systems, Inc., Class B	522	18
Berkshire Hathaway, Inc., Class B (f)	4,444	2,130
Best Buy Co., Inc.	658	42
Biogen, Inc. (f)	464	85
Blackrock, Inc.	489	470
Blackstone, Inc.	2,482	285
Block, Inc., Class A (f)	1,549	93
Bloom Energy Corp., Class A (f)	785	106
Boeing Co. (f)	2,556	509
Booking Holdings, Inc.	106	446
Booz Allen Hamilton Holding Corp.	399	31
Boston Scientific Corp. (f)	4,740	297
Bristol-Myers Squibb Co.	6,417	389
Broadcom, Inc.	14,694	4,548
Broadridge Financial Solutions, Inc.	372	60
Brown & Brown, Inc.	927	60
Brown-Forman Corp., Class B	572	15
Builders FirstSource, Inc. (f)	362	30
	Shares	Value (000)
Bunge Global SA	449	$57
Burlington Stores, Inc. (f)	205	67
BXP, Inc. REIT	501	26
Cadence Design Systems, Inc. (f)	882	245
Capital One Financial Corp.	2,197	401
Cardinal Health, Inc.	762	161
Carlisle Cos., Inc.	138	46
Carlyle Group, Inc.	795	38
Carnival Corp.	3,531	91
Carrier Global Corp.	2,421	136
Carvana Co. (f)	456	143
Caterpillar, Inc.	1,543	1,093
Cavco Industries, Inc. (f)	209	101
Cboe Global Markets, Inc.	328	92
CBRE Group, Inc., Class A (f)	978	132
CDW Corp.	429	52
Cencora, Inc.	588	185
Centene Corp. (f)	15,237	499
CenterPoint Energy, Inc.	2,094	90
Century Communities, Inc.	687	39
CF Industries Holdings, Inc.	510	66
CH Robinson Worldwide, Inc.	380	63
Champion Homes, Inc. (f)	1,497	111
Charles Schwab Corp.	5,722	538
Charter Communications, Inc., Class A (f)	278	60
Cheniere Energy, Inc.	701	199
Chevron Corp.	6,151	1,273
Chipotle Mexican Grill, Inc. (f)	4,464	143
Chubb Ltd.	1,214	396
Church & Dwight Co., Inc.	777	73
Ciena Corp. (f)	451	175
Cigna Group	4,365	1,164
Cincinnati Financial Corp.	511	80
Cintas Corp.	1,149	194
Cisco Systems, Inc.	12,624	980
Citigroup, Inc.	6,287	713
Citizens Financial Group, Inc.	1,479	89
Clorox Co.	389	40
Cloudflare, Inc., Class A (f)	1,044	215
CME Group, Inc.	1,156	341
CMS Energy Corp.	954	74
CNH Industrial NV	2,810	31
Coca-Cola Co.	13,058	993
Cognizant Technology Solutions Corp., Class A	1,590	98
Coinbase Global, Inc., Class A (f)	692	121
Colgate-Palmolive Co.	2,442	208
Comcast Corp., Class A	11,803	339
Comfort Systems USA, Inc.	116	160
ConocoPhillips	3,954	522
Consolidated Edison, Inc.	1,147	130
Constellation Brands, Inc., Class A	473	71
Constellation Energy Corp.	998	279
Cooper Cos., Inc. (f)	643	46

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Copart, Inc. (f)	2,919	$97
Corebridge Financial, Inc.	997	24
CoreWeave, Inc., Class A (f)	697	54
Corning, Inc.	2,658	361
Corpay, Inc. (f)	223	65
Corteva, Inc.	2,176	182
CoStar Group, Inc. (f)	1,388	56
Costco Wholesale Corp.	1,407	1,402
Coterra Energy, Inc.	2,421	85
Credo Technology Group Holding Ltd. (f)	517	49
CRH PLC	2,195	231
Crowdstrike Holdings, Inc., Class A (f)	844	330
Crown Castle, Inc. REIT	1,359	111
CSX Corp.	6,022	247
Cummins, Inc.	450	242
CVS Health Corp.	14,295	1,027
Danaher Corp.	2,088	396
Darden Restaurants, Inc.	378	74
Datadog, Inc., Class A (f)	1,038	123
Deckers Outdoor Corp. (f)	487	49
Deere & Co.	822	463
Dell Technologies, Inc., Class C	864	142
Delta Air Lines, Inc.	565	38
Devon Energy Corp.	1,912	96
Dexcom, Inc. (f)	1,282	81
Diamondback Energy, Inc.	587	116
Dick's Sporting Goods, Inc.	219	43
Digital Realty Trust, Inc. REIT	1,095	197
Docusign, Inc. (f)	657	31
Dollar General Corp.	701	83
Dollar Tree, Inc. (f)	634	69
Dominion Energy, Inc.	2,765	171
Domino's Pizza, Inc.	103	37
DoorDash, Inc., Class A (f)	1,264	190
Dover Corp.	449	94
Dow, Inc.	2,247	94
DR Horton, Inc.	8,253	1,132
DraftKings, Inc., Class A (f)	1,446	31
Dream Finders Homes, Inc., Class A (f)	774	11
DTE Energy Co.	665	97
Duke Energy Corp.	2,477	324
DuPont de Nemours, Inc.	1,368	63
Dynatrace, Inc. (f)	978	36
Eaton Corp. PLC	1,265	452
eBay, Inc.	1,448	132
EchoStar Corp., Class A (f)	463	54
Ecolab, Inc.	823	219
Edison International	1,240	91
Edwards Lifesciences Corp. (f)	1,885	151
Electronic Arts, Inc.	768	157
Elevance Health, Inc.	3,988	1,167
Eli Lilly & Co.	2,564	2,358
	Shares	Value (000)
EMCOR Group, Inc.	149	$110
Emerson Electric Co.	1,855	243
Entegris, Inc.	493	58
Entergy Corp.	1,432	161
EOG Resources, Inc.	1,722	249
EQT Corp.	1,958	125
Equifax, Inc.	397	71
Equinix, Inc. REIT	310	304
Equitable Holdings, Inc.	1,006	37
Equity LifeStyle Properties, Inc. REIT	595	37
Equity Residential REIT	1,184	70
Erie Indemnity Co., Class A	83	21
Essential Utilities, Inc.	886	36
Essex Property Trust, Inc. REIT	213	52
Estee Lauder Cos., Inc., Class A	783	56
Everest Group Ltd.	136	44
Evergy, Inc.	736	60
Everpure, Inc., Class A (f)	1,032	61
Eversource Energy	1,181	82
Exelon Corp.	3,199	157
Expand Energy Corp.	752	83
Expedia Group, Inc.	384	89
Expeditors International of Washington, Inc.	435	62
Extra Space Storage, Inc. REIT	669	88
Exxon Mobil Corp.	13,447	2,281
F5, Inc. (f)	190	55
Fair Isaac Corp. (f)	77	82
Fastenal Co.	3,663	170
FedEx Corp.	718	256
Ferguson Enterprises, Inc.	644	150
Fidelity National Financial, Inc.	827	38
Fidelity National Information Services, Inc.	1,698	80
Fifth Third Bancorp	3,068	143
First Citizens BancShares, Inc., Class A	31	58
First Solar, Inc. (f)	334	66
FirstEnergy Corp.	1,752	89
Fiserv, Inc. (f)	1,752	98
Flex Ltd. (f)	1,220	80
Flutter Entertainment PLC (f)	632	64
Ford Motor Co.	12,859	148
Fortinet, Inc. (f)	2,120	173
Fortive Corp.	1,099	61
Fox Corp., Class A	1,177	66
Freeport-McMoRan, Inc.	4,701	276
Gaming & Leisure Properties, Inc. REIT	907	40
Garmin Ltd.	530	123
Gartner, Inc. (f)	245	39
GE HealthCare Technologies, Inc.	1,468	105
GE Vernova, Inc.	892	779
Gen Digital, Inc.	1,705	32
General Dynamics Corp.	731	251
General Electric Co.	3,446	978
General Mills, Inc.	1,701	63

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
General Motors Co.	3,150	$235
Genuine Parts Co.	442	47
Gilead Sciences, Inc.	3,844	536
Global Payments, Inc.	795	54
GoDaddy, Inc., Class A (f)	447	37
Goldman Sachs Group, Inc.	1,052	890
Graco, Inc.	532	45
Green Brick Partners, Inc. (f)	821	53
Halliburton Co.	2,736	107
Hartford Insurance Group, Inc.	910	123
HCA Healthcare, Inc.	524	248
Healthpeak Properties, Inc. REIT	2,198	36
HEICO Corp.	378	89
Hershey Co.	468	97
Hewlett Packard Enterprise Co.	4,119	98
Hilton Worldwide Holdings, Inc.	780	237
Hologic, Inc. (f)	717	54
Home Depot, Inc.	3,181	1,046
Honeywell International, Inc.	2,027	458
Hormel Foods Corp.	940	21
Howmet Aerospace, Inc.	1,238	285
HP, Inc.	2,996	58
Hubbell, Inc.	177	87
HubSpot, Inc. (f)	166	41
Humana, Inc.	3,360	583
Huntington Bancshares, Inc.	6,852	107
Hyatt Hotels Corp., Class A	144	21
IDEX Corp.	246	47
IDEXX Laboratories, Inc. (f)	259	146
Illinois Tool Works, Inc.	891	232
Illumina, Inc. (f)	474	58
Incyte Corp. (f)	531	50
Ingersoll Rand, Inc.	1,297	104
Insmed, Inc. (f)	688	113
Installed Building Products, Inc.	611	162
Insulet Corp. (f)	231	48
Intel Corp. (f)	14,729	650
Interactive Brokers Group, Inc., Class A	1,525	102
Intercontinental Exchange, Inc.	1,831	288
International Business Machines Corp.	3,045	738
International Flavors & Fragrances, Inc.	815	59
International Paper Co.	1,599	57
Intuit, Inc.	880	381
Intuitive Surgical, Inc. (f)	1,170	539
Invitation Homes, Inc. REIT	1,876	47
IonQ, Inc. (f)	1,055	30
IQVIA Holdings, Inc. (f)	528	90
Iron Mountain, Inc. REIT	951	97
J.M. Smucker Co.	348	34
Jabil, Inc.	356	95
Jack Henry & Associates, Inc.	232	37
Jacobs Solutions, Inc.	392	50
	Shares	Value (000)
JB Hunt Transport Services, Inc.	245	$52
Johnson & Johnson	7,629	1,865
Johnson Controls International PLC	2,106	276
JPMorgan Chase & Co.	9,150	2,692
KB Home	1,745	90
Kenvue, Inc.	6,155	106
Keurig Dr. Pepper, Inc.	4,154	109
KeyCorp	3,185	64
Keysight Technologies, Inc. (f)	566	160
Kimberly-Clark Corp.	1,061	102
Kimco Realty Corp. REIT	2,181	49
Kinder Morgan, Inc.	6,415	215
KKR & Co., Inc.	2,172	201
KLA Corp.	428	630
Kraft Heinz Co.	2,832	64
Kroger Co.	2,000	145
L3Harris Technologies, Inc.	592	204
Labcorp Holdings, Inc.	267	71
Lam Research Corp.	4,136	884
Las Vegas Sands Corp.	990	53
Leidos Holdings, Inc.	394	61
Lennar Corp., Class A	6,527	567
Lennox International, Inc.	97	45
LGI Homes, Inc. (f)	547	22
Liberty Media Corp.-Liberty Formula One, Class C (f)	640	54
Linde PLC	1,488	738
Live Nation Entertainment, Inc. (f)	505	77
Lockheed Martin Corp.	664	401
Loews Corp.	566	60
Lowe's Cos., Inc.	1,813	428
LPL Financial Holdings, Inc.	277	83
Lululemon Athletica, Inc. (f)	351	54
LyondellBasell Industries NV, Class A	816	66
M&T Bank Corp.	524	108
M/I Homes, Inc. (f)	704	86
Marathon Petroleum Corp.	1,003	245
Markel Group, Inc. (f)	41	78
Marriott International, Inc., Class A	764	250
Marsh & McLennan Cos., Inc.	1,578	274
Martin Marietta Materials, Inc.	196	115
Marvell Technology, Inc.	2,753	273
Masco Corp.	679	41
Mastercard, Inc., Class A	2,761	1,380
McCormick & Co., Inc.	802	40
McDonald's Corp.	2,267	705
McKesson Corp.	399	345
Medtronic PLC	4,109	356
MercadoLibre, Inc. (f)	146	252
Merck & Co., Inc.	7,773	935
Meritage Homes Corp.	1,892	117
Meta Platforms, Inc., Class A	7,179	4,107
MetLife, Inc.	1,911	135

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Mettler-Toledo International, Inc. (f)	67	$85
Microchip Technology, Inc.	1,781	115
Micron Technology, Inc.	3,705	1,252
Microsoft Corp.	23,289	8,621
Mid-America Apartment Communities, Inc. REIT	383	47
Molina Healthcare, Inc. (f)	3,414	455
Mondelez International, Inc., Class A	4,077	235
MongoDB, Inc. (f)	274	67
Monolithic Power Systems, Inc.	161	176
Monster Beverage Corp. (f)	2,367	172
Moody's Corp.	525	229
Motorola Solutions, Inc.	530	230
MSCI, Inc.	250	135
Nasdaq, Inc.	1,505	128
Natera, Inc. (f)	445	89
NetApp, Inc.	648	66
Netflix, Inc. (f)	12,200	1,173
Neurocrine Biosciences, Inc. (f)	317	42
Newmont Corp.	3,481	377
News Corp., Class A	1,214	30
NextEra Energy, Inc.	6,612	614
NIKE, Inc., Class B	3,968	210
NiSource, Inc.	1,507	70
Nordson Corp.	174	46
Norfolk Southern Corp.	721	207
Northern Trust Corp.	640	89
Northrop Grumman Corp.	431	294
NRG Energy, Inc.	642	94
Nucor Corp.	745	126
Nutanix, Inc., Class A (f)	859	33
NVIDIA Corp.	81,293	14,178
NVR, Inc. (f)	85	560
NXP Semiconductors NV	837	165
Occidental Petroleum Corp.	2,321	151
Oklo, Inc. (f)	395	20
Okta, Inc. (f)	568	45
Old Dominion Freight Line, Inc.	598	117
Omnicom Group, Inc.	1,034	78
ON Semiconductor Corp. (f)	1,369	85
ONEOK, Inc.	2,047	185
Oracle Corp.	5,816	856
O'Reilly Automotive, Inc. (f)	2,669	246
Otis Worldwide Corp.	1,263	97
PACCAR, Inc.	1,678	194
Packaging Corp. of America	291	62
Palantir Technologies, Inc., Class A (f)	7,411	1,084
Palo Alto Networks, Inc. (f)	3,065	491
Parker-Hannifin Corp.	414	371
Paychex, Inc.	1,050	97
Paycom Software, Inc.	169	21
PayPal Holdings, Inc.	2,905	131
Pentair PLC	534	47
	Shares	Value (000)
PepsiCo, Inc.	4,363	$678
Pfizer, Inc.	18,116	509
PG&E Corp.	7,088	125
Philip Morris International, Inc.	5,024	831
Phillips 66	1,301	237
Pinnacle Financial Partners, Inc.	523	45
Pinterest, Inc., Class A (f)	2,020	37
PNC Financial Services Group, Inc.	1,333	277
PPG Industries, Inc.	734	78
PPL Corp.	2,362	90
Principal Financial Group, Inc.	736	66
Procter & Gamble Co.	7,435	1,074
Progressive Corp.	1,884	373
Prologis, Inc. REIT	2,979	394
Prudential Financial, Inc.	1,180	115
PTC, Inc. (f)	389	55
Public Service Enterprise Group, Inc.	1,618	131
Public Storage REIT	500	135
PulteGroup, Inc.	5,893	693
Qnity Electronics, Inc.	685	79
QUALCOMM, Inc.	3,544	456
Quanta Services, Inc.	489	268
Quest Diagnostics, Inc.	359	70
Raymond James Financial, Inc.	639	93
Realty Income Corp. REIT	2,906	178
Reddit, Inc., Class A (f)	343	46
Regency Centers Corp. REIT	553	42
Regeneron Pharmaceuticals, Inc.	330	255
Regions Financial Corp.	3,028	79
Reliance, Inc.	170	52
Republic Services, Inc.	694	152
ResMed, Inc.	473	106
Rivian Automotive, Inc., Class A (f)	2,588	39
Robinhood Markets, Inc., Class A (f)	2,503	173
ROBLOX Corp., Class A (f)	1,953	110
Rocket Cos., Inc., Class A (f)	2,921	42
Rocket Lab Corp. (f)	1,568	101
Rockwell Automation, Inc.	370	133
Rollins, Inc.	930	50
Roper Technologies, Inc.	351	124
Ross Stores, Inc.	1,044	226
Royal Caribbean Cruises Ltd.	854	235
Royalty Pharma PLC, Class A	1,303	63
RPM International, Inc.	413	41
RTX Corp.	4,259	822
S&P Global, Inc.	1,001	426
Salesforce, Inc.	3,143	587
Samsara, Inc., Class A (f)	1,137	36
SBA Communications Corp. REIT	334	57
Seagate Technology Holdings PLC	693	271
Sempra	2,089	203
ServiceNow, Inc. (f)	3,389	354
Sherwin-Williams Co.	765	245

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Simon Property Group, Inc. REIT	1,042	$194
SLB Ltd.	4,836	249
Smithfield Foods, Inc.	3	—	@
Smurfit Westrock PLC	1,676	67
Snap, Inc., Class A (f)	3,583	16
Snap-on, Inc.	169	61
Snowflake, Inc., Class A (f)	1,085	164
SoFi Technologies, Inc. (f)	4,223	67
Solventum Corp. (f)	527	34
Southern Co.	3,501	338
SS&C Technologies Holdings, Inc.	710	48
Starbucks Corp.	3,679	330
State Street Corp.	943	119
Steel Dynamics, Inc.	454	82
STERIS PLC	319	71
Strategy, Inc., Class A (f)	874	109
Stryker Corp.	1,108	364
Sun Communities, Inc. REIT	401	51
Super Micro Computer, Inc. (f)	1,736	40
Synchrony Financial	1,292	88
Synopsys, Inc. (f)	620	246
Sysco Corp.	1,516	108
T. Rowe Price Group, Inc.	727	66
Take-Two Interactive Software, Inc. (f)	597	118
Tapestry, Inc.	699	99
Targa Resources Corp.	684	172
Target Corp.	1,492	181
Taylor Morrison Home Corp. (f)	2,615	152
TE Connectivity PLC	975	204
Teledyne Technologies, Inc. (f)	152	92
Teradyne, Inc.	545	162
Tesla, Inc. (f)	9,352	3,477
Texas Instruments, Inc.	2,980	579
Texas Pacific Land Corp.	185	88
Textron, Inc.	575	50
Thermo Fisher Scientific, Inc.	1,221	600
TJX Cos., Inc.	3,565	569
T-Mobile U.S., Inc.	1,614	339
Toast, Inc., Class A (f)	1,515	40
Toll Brothers, Inc.	2,558	349
TopBuild Corp. (f)	750	263
Tractor Supply Co.	1,699	77
Trade Desk, Inc., Class A (f)	1,446	33
Tradeweb Markets, Inc., Class A	372	44
Trane Technologies PLC	714	298
TransDigm Group, Inc.	183	212
TransUnion	626	43
Travelers Cos., Inc.	720	210
Tri Pointe Homes, Inc. (f)	2,297	107
Trimble, Inc. (f)	785	51
Truist Financial Corp.	4,356	200
Twilio, Inc., Class A (f)	497	63
	Shares	Value (000)
Tyler Technologies, Inc. (f)	140	$48
Tyson Foods, Inc., Class A	907	58
U.S. Bancorp	5,266	274
Uber Technologies, Inc. (f)	6,372	458
UDR, Inc. REIT	1,030	35
Ulta Beauty, Inc. (f)	146	76
Union Pacific Corp.	1,916	465
United Airlines Holdings, Inc. (f)	286	26
United Parcel Service, Inc., Class B	2,379	234
United Rentals, Inc.	213	155
United Therapeutics Corp. (f)	140	83
UnitedHealth Group, Inc.	6,177	1,671
Universal Health Services, Inc., Class B	179	32
Valero Energy Corp.	1,005	248
Veeva Systems, Inc., Class A (f)	503	88
Ventas, Inc. REIT	1,465	120
Veralto Corp.	814	72
VeriSign, Inc.	269	67
Verisk Analytics, Inc.	437	83
Verizon Communications, Inc.	13,342	670
Vertex Pharmaceuticals, Inc. (f)	802	358
Vertiv Holdings Co., Class A	1,218	305
VICI Properties, Inc. REIT	3,384	92
Visa, Inc., Class A	5,479	1,656
Vistra Corp.	1,121	169
Vulcan Materials Co.	428	117
W.R. Berkley Corp.	980	65
Walmart, Inc.	13,794	1,714
Walt Disney Co.	5,806	560
Warner Bros Discovery, Inc. (f)	7,737	212
Waste Connections, Inc.	819	133
Waste Management, Inc.	1,268	291
Waters Corp. (f)	320	95
Watsco, Inc.	112	41
WEC Energy Group, Inc.	1,028	119
Wells Fargo & Co.	11,007	876
Welltower, Inc. REIT	2,159	427
West Pharmaceutical Services, Inc.	229	57
Western Digital Corp.	1,118	302
Westinghouse Air Brake Technologies Corp.	557	139
Weyerhaeuser Co. REIT	2,331	57
Williams Cos., Inc.	3,929	286
Williams-Sonoma, Inc.	402	73
Willis Towers Watson PLC	317	92
Workday, Inc., Class A (f)	729	95
WP Carey, Inc. REIT	695	47
WW Grainger, Inc.	142	155
Xcel Energy, Inc.	1,908	152
Xylem, Inc.	805	96
Yum! Brands, Inc.	879	137
Zebra Technologies Corp., Class A (f)	172	36
Zillow Group, Inc., Class C (f)	561	23
Zimmer Biomet Holdings, Inc.	644	58

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Zoetis, Inc.	1,409	$167
Zoom Communications, Inc., Class A (f)	829	67
Zscaler, Inc. (f)	383	54
		193,430
Total Common Stocks (Cost $128,011)		262,329
	No. of Rights
Rights (0.0%)‡
Italy (0.0%)‡
Telecom Italia SpA,
expires 4/30/26 (f)	44,450	—	@
Singapore (0.0%)‡
CapitaLand Ascendas REIT,
expires 4/15/26 (f)	412	—	@
United States (0.0%)‡
Abiomed, Inc.,
CVR expires 12/22/28 (f)(g)(h)	90	—	@
Total Rights (Cost $—@)		—	@
	No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc.
expires 3/31/40 (f)(g) (Cost $—)	95	—
	Shares
Short-Term Investment (4.6%)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.57% (See Note G) (Cost $25,880)	25,880,025	25,880
Total Investments (98.0%) (Cost $419,750) (i)(j)(k)		546,910
Other Assets in Excess of Liabilities (2.0%)		10,977
Net Assets (100.0%)		$557,887

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

@  Value is less than $500.

‡  Amount is less than 0.05%.

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(d)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2026. Maturity date disclosed is the ultimate maturity date.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of March 31, 2026.

(f)  Non-income producing security.

(g)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(h)  Restricted security. Total market value of the restricted security amounts to less than $500, which represents less than 0.05% of the net assets of the Fund as of March 31, 2026.

(i)  The approximate fair value and percentage of net assets, $56,912,000 and 10.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(j)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(k)  At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $151,243,000 and the aggregate gross unrealized depreciation is approximately $28,962,000, resulting in net unrealized appreciation of approximately $122,281,000.

ADR  American Depositary Receipt.

CVA  Certificaten Van Aandelen.

CVR  Contingent Value Rights.

DAC  Designated Activity Company.

EURIBOR  Euro Interbank Offered Rate.

MTN  Medium Term Note.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

REIT  Real Estate Investment Trust.

SOFR  Secured Overnight Financing Rate.

SONIA  Sterling Overnight Index Average.

TBA  To Be Announced.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following Foreign Currency Forward Exchange Contracts open at March 31, 2026:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CNH	14,509,692		$2,117,219	6/17/26	$(1)
Bank of America NA		$80,321	ILS	250,194	6/17/26	(1)
Barclays Bank PLC	EUR	10,162,652		$11,766,573	6/17/26	(21)
Barclays Bank PLC	MYR	2,366,500		$605,398	6/18/26	20
Barclays Bank PLC	NOK	316,258		$32,629	6/17/26	(— @)
Barclays Bank PLC	TRY	12,070,112		$225,969	4/6/26	(44)
Barclays Bank PLC	TRY	18,797,474		$348,780	4/6/26	(72)
Barclays Bank PLC	TRY	97,859,038		$1,868,038	4/6/26	(324)
Barclays Bank PLC	TRY	14,942,617		$290,148	4/6/26	(45)
Barclays Bank PLC		$842,071	CNH	5,752,310	6/17/26	(3)
Barclays Bank PLC		$13,239	ILS	41,246	6/17/26	(— @)
Barclays Bank PLC		$889,025	JPY	140,174,803	6/17/26	(— @)
Barclays Bank PLC		$464	MXN	8,325	6/17/26	(— @)
Barclays Bank PLC		$225,324	RON	997,131	6/17/26	(— @)
Barclays Bank PLC		$480,855	SEK	4,393,444	6/17/26	(15)
Barclays Bank PLC		$187	SGD	237	6/17/26	(— @)
Barclays Bank PLC		$2,051,053	TRY	119,022,580	4/6/26	616
BNP Paribas SA	AUD	11,859,389		$8,492,555	6/17/26	319
BNP Paribas SA	AUD	164,766		$116,111	6/17/26	3
BNP Paribas SA	CHF	93,802		$120,092	6/17/26	2
BNP Paribas SA	CNH	7,289,948		$1,063,799	6/17/26	(— @)
BNP Paribas SA	JPY	57,290,000		$362,404	6/17/26	(1)
BNP Paribas SA	MXN	7,505,997		$420,478	6/17/26	4
BNP Paribas SA		$220,455	CHF	170,010	6/17/26	(6)
BNP Paribas SA		$82,725	CLP	74,030,514	6/17/26	(3)
BNP Paribas SA		$20,234	COP	76,078,855	6/17/26	— @
BNP Paribas SA		$113,773	CZK	2,387,000	6/17/26	(1)
BNP Paribas SA		$323,754	EUR	280,000	6/17/26	1
BNP Paribas SA		$1,182,127	GBP	884,160	6/17/26	(12)
BNP Paribas SA		$72,926	HKD	568,534	6/17/26	(— @)
BNP Paribas SA		$355,523	JPY	56,200,755	6/17/26	1
BNP Paribas SA		$2,215,968	KRW	3,246,204,894	6/17/26	(92)
BNP Paribas SA		$3,994	MXN	71,588	6/17/26	(— @)
BNP Paribas SA		$31,893	NZD	54,383	6/17/26	(1)
BNP Paribas SA		$73,620	TWD	2,347,165	6/17/26	— @
Citibank NA	THB	181,367		$5,584	6/17/26	— @
Citibank NA		$37,012	ILS	115,312	6/17/26	(— @)
Citibank NA		$119,909	PEN	411,443	6/17/26	(2)
Goldman Sachs International	BRL	44,956		$8,537	6/17/26	— @
Goldman Sachs International	CZK	678,774		$31,915	6/17/26	(— @)
Goldman Sachs International	DKK	457,029		$70,610	6/17/26	(— @)
Goldman Sachs International	EUR	1,936,075		$2,244,278	4/28/26	4
Goldman Sachs International	EUR	1,972,293		$2,278,499	4/28/26	(4)
Goldman Sachs International	EUR	2,793,462		$3,222,149	6/17/26	(18)
Goldman Sachs International	JPY	308,956,964		$2,242,963	4/28/26	292
Goldman Sachs International	JPY	316,856,794		$2,270,737	4/28/26	270
Goldman Sachs International	KRW	1,018,330,344		$692,045	6/17/26	26
Goldman Sachs International	MYR	54,192		$13,836	6/18/26	— @
Goldman Sachs International	NOK	388,811		$40,118	6/17/26	(— @)
Goldman Sachs International	THB	742,202,130		$22,723,024	4/28/26	173
Goldman Sachs International	TRY	8,548,423		$156,164	4/6/26	(35)
Goldman Sachs International	TRY	59,201,111		$1,131,520	4/6/26	(195)
Goldman Sachs International	TRY	320,395,129		$6,397,666	4/6/26	(781)
Goldman Sachs International	TRY	193,079,221		$3,237,954	1/25/27	6
Goldman Sachs International	TRY	186,538,999		$3,072,118	1/25/27	(50)
Goldman Sachs International		$1,680,052	CNY	11,488,192	6/17/26	(8)
Goldman Sachs International		$4,547,850	EUR	3,908,367	4/28/26	(25)
Goldman Sachs International		$23,241	IDR	395,630,920	6/17/26	(— @)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International		$4,558,720	JPY	625,813,758	4/28/26	$(607)
Goldman Sachs International		$301,013	PLN	1,104,917	6/17/26	(3)
Goldman Sachs International		$11,766,679	THB	373,414,366	4/28/26	(422)
Goldman Sachs International		$11,534,985	THB	368,787,764	4/28/26	(330)
Goldman Sachs International		$2,182,534	TRY	125,604,824	4/6/26	632
Goldman Sachs International		$2,125,693	TRY	115,743,984	4/6/26	468
Goldman Sachs International		$2,488,780	TRY	138,500,580	4/6/26	614
Goldman Sachs International		$580,987	TRY	32,941,937	4/6/26	157
Goldman Sachs International		$6,276,756	TRY	379,618,220	1/25/27	77
JPMorgan Chase Bank NA	EUR	416,725		$480,682	6/17/26	(3)
JPMorgan Chase Bank NA	GBP	260,138		$346,012	6/17/26	2
JPMorgan Chase Bank NA	INR	695,415		$7,491	6/17/26	—	@
JPMorgan Chase Bank NA	NOK	297,737		$30,717	6/17/26	(—	@)
JPMorgan Chase Bank NA	PLN	137,244		$36,881	6/17/26	(—	@)
JPMorgan Chase Bank NA		$2,204,419	CAD	2,979,756	6/17/26	(55)
JPMorgan Chase Bank NA		$51,474	DKK	331,171	6/17/26	(—	@)
JPMorgan Chase Bank NA		$50,465	HKD	393,437	6/17/26	(—	@)
JPMorgan Chase Bank NA		$132,130	ILS	411,626	6/17/26	(1)
JPMorgan Chase Bank NA		$97,449	MXN	1,746,753	6/17/26	(1)
JPMorgan Chase Bank NA		$85,989	SEK	800,711	6/17/26	(1)
JPMorgan Chase Bank NA		$3,994	SGD	5,076	6/17/26	(—	@)
JPMorgan Chase Bank NA	ZAR	998,270		$59,108	6/17/26	—	@
Royal Bank of Canada	EUR	87,508		$100,939	6/17/26	(1)
Royal Bank of Canada		$63,674	NOK	614,661	6/17/26	(—	@)
Standard Chartered Bank	CAD	147,159		$107,966	6/17/26	2
Standard Chartered Bank	THB	15,289,259		$483,230	6/17/26	17
UBS AG	CAD	258,825		$186,336	6/17/26	(—	@)
UBS AG	EUR	3,702,445		$4,290,309	6/17/26	(4)
UBS AG	GBP	183,406		$242,628	6/17/26	(—	@)
UBS AG	IDR	906,349,134		$53,573	6/17/26	—	@
UBS AG	SGD	104,817		$82,812	6/17/26	1
UBS AG	TRY	457,638		$9,471	6/17/26	—	@
UBS AG		$324,298	CHF	257,524	6/17/26	—	@
UBS AG		$78,099	HUF	26,286,121	6/17/26	1
UBS AG		$13,858	HUF	4,751,041	6/17/26	—	@
UBS AG		$1,919	MXN	34,395	6/17/26	(—	@)
UBS AG		$119,502	NZD	201,051	6/17/26	(4)
						$516

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2026:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Euro-Buxl 30 yr. Bond Index (Germany)	5	Jun-26	EUR	500	$637	$(13)
German Euro-Bund Index (Germany)	16	Jun-26		1,600	2,319	(6)
KFE 10 yr. Treasury Bond Index (Korea, Republic of)	33	Jun-26	KRW	3,300,000	2,340	(31)
Long Gilt Index (United Kingdom)	2	Jun-26	GBP	200	232	(12)
Montreal Exchange 10 yr. Canadian Bond Index (Canada)	6	Jun-26	CAD	600	518	(7)
MSCI Emerging Market Index (United States)	2	Jun-26		$— @	146	(4)
Nikkei 225 Index (Japan)	1	Jun-26	JPY	1	167	(4)
S&P 500 E Mini Index (United States)	10	Jun-26		$1	3,285	(93)
U.S. Treasury 2 yr. Note (United States)	95	Jun-26		19,000	19,707	(68)
U.S. Treasury 5 yr. Note (United States)	26	Jun-26		2,600	2,813	(9)
U.S. Treasury 10 yr. Note (United States)	286	Jun-26		28,600	31,759	228
U.S. Treasury 10 yr. Ultra Note (United States)	28	Jun-26		2,800	3,178	(55)
U.S. Treasury Long Bond (United States)	2	Jun-26		200	228	(4)
Ultra U.S. Treasury Bond (United States)	34	Jun-26		3,400	3,963	(130)
Short:
Eurex MSCI Japan Index (United States)	46	Jun-26		(— @)	(5,114)	96
Euro Stoxx 50 Index (Germany)	26	Jun-26	EUR	(— @)	(1,651)	61
French Government Bond Index (Germany)	1	Jun-26	EUR	(100)	(137)	5
FTSE 100 Index (United Kingdom)	4	Jun-26	GBP	(— @)	(540)	11
German Euro-Bobl Index (Germany)	66	Jun-26	EUR	(6,600)	(8,806)	175
MSCI Canada Index (United States)	82	Jun-26		$(1)	(14,330)	487
MSCI Europe Index (Germany)	297	Jun-26	EUR	(30)	(13,690)	446
MSCI USA Index (United States)	46	Jun-26	$	(— @)	(13,800)	624
S&P/TSX 60 Index (Canada)	1	Jun-26	CAD	(— @)	(274)	1
TSE Japanese 10 yr. Bond Index (Japan)	1	Jun-26	JPY	(100,000)	(821)	11
SFE 3 yr. Australian Bond Index (Australia)	35	Jun-26	AUD	(3,500)	(2,503)	6
SFE 10 yr. Australian Bond Index (Australia)	38	Jun-26	AUD	(3,800)	(2,825)	3
German Euro-Schatz Index (Germany)	1	Jun-26	EUR	(100)	(122)	1
U.S. Treasury 10 yr. Note (United States)	46	Jun-26		$(4,600)	(5,108)	105
						$1,824

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 31, 2026:

Swap Counterparty	Index	Pay/Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Bloomberg Global- Aggregate Total Return Index Value Hedged USD Index	Receive	SOFR – 0.22%	Quarterly	9/30/26	$82,431	$607	$—	$607
Barclays Bank PLC	Bloomberg Global- Aggregate Total Return Index Value Hedged USD Index	Receive	SOFR – 0.24%	Quarterly	9/30/26	22,724	204	—	204
Barclays Bank PLC	Bloomberg Global- Aggregate Total Return Index Value Hedged USD Index	Receive	SOFR – 0.26%	Quarterly	3/31/27	57,783	(9)	—	(9)
Barclays Bank PLC	Bloomberg U.S. MBS Index Total Return Value Unhedged USD Index	Pay	SOFR + 0.45%	Quarterly	10/1/26	15,173	83	—	83
Barclays Bank PLC	Bloomberg US Mortgage- Backed Securities Total Return Index	Pay	SOFR + 0.53%	Quarterly	10/1/26	16,880	(116)	—	(116)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements: (cont'd)

Swap Counterparty	Index	Pay/Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	Bloomberg US Mortgage- Backed Securities Total Return Index	Pay	SOFR + 3.77%	Quarterly	9/20/26		$11,448	$21	$—	$21
BNP Paribas SA	BNP EU Utilities Index††	Pay	SOFR + 0.02%	Quarterly	8/6/26		12,300	168	—	168
BNP Paribas SA	BNP EU Utilities Index††	Pay	SOFR + 0.02%	Quarterly	8/6/26		6,494	(106)	—	(106)
BNP Paribas SA	iBoxx EUR Liquid High Yield Index	Pay	3 Month EURIBOR + 2.04%	Quarterly	9/20/26	EUR	5,010	(138)	—	(138)
BNP Paribas SA	Japanese Bank Index	Pay	SOFR + 0.25%	Quarterly	7/30/26		$5,341	(261)	—	(261)
BNP Paribas SA	MSCI Total Return Net USA Index	Pay	SOFR + 0.45%	Quarterly	10/2/26		2,490	(214)	—	(214)
BNP Paribas SA	MSCI Total Return Net USA Index	Pay	SOFR + 0.31%	Quarterly	12/21/26		13,256	(581)	—	(581)
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Pay	SOFR + 0.40%	Quarterly	1/28/27		40,146	(3,153)	—	(3,153)
JPMorgan Chase Bank NA	AI Defense Index††	Pay	SOFR + 0.45%	Quarterly	12/21/26		15,840	(1,320)	—	(1,320)
JPMorgan Chase Bank NA	iBoxx USD Liquid High Yield Index	Pay	SOFR + 0.00%	Quarterly	9/20/26		23,430	(369)	—	(369)
JPMorgan Chase Bank NA	J.P. Morgan EMBI Global Core Index	Pay	SOFR + 0.70%	Quarterly	10/1/26		5,674	(52)	—	(52)
JPMorgan Chase Bank NA	J.P. Morgan EMBI Global Core Index	Pay	SOFR + 0.83%	Quarterly	10/1/26		26,368	(222)	—	(222)
JPMorgan Chase Bank NA	MSCI Daily Total Return Net Australia USD Index	Receive	SOFR + 0.23%	Quarterly	6/22/26		6,121	316	—	316
JPMorgan Chase Bank NA	S&P 1000 Total Return Index	Pay	SOFR + 0.20%	Quarterly	6/23/26		4,544	57	—	57
JPMorgan Chase Bank NA	S&P Reduced Tech Index	Receive	SOFR + 0.43%	Quarterly	6/23/26		4,527	98	—	98
JPMorgan Chase Bank NA	U.S. Policy Index††	Pay	SOFR + 0.38%	Quarterly	12/21/26		6,318	(27)	—	(27)
JPMorgan Chase Bank NA	U.S. Regional Banks Index	Pay	SOFR – 0.05%	Quarterly	12/21/26		3,463	154	—	154
UBS AG	EU Banks Index††	Pay	SOFR – 0.01%	Quarterly	6/23/26		8,354	(259)	—	(259)
UBS AG	German Stimulus Index††	Pay	SOFR + 0.30%	Quarterly	6/23/26		13,269	(473)	—	(473)
UBS AG	MSCI Daily Total Return Net Australia USD Index	Receive	SOFR + 0.20%	Quarterly	4/10/26		2,174	(58)	—	(58)
UBS AG	MSCI Japan Net Total Return USD	Pay	SOFR + 0.30%	Quarterly	2/10/27		17,684	(1,260)	—	(1,260)
UBS AG	MSCI Total Return Net Europe Index	Receive	SOFR + 0.13%	Quarterly	6/23/26		21,242	694	—	694
UBS AG	MSCI Total Return Net Europe Index	Receive	SOFR + 0.13%	Quarterly	6/23/26		4,590	150	—	150
UBS AG	MSCI USA Index	Pay	SOFR + 0.78%	Quarterly	10/23/26		23,748	(1,504)	—	(1,504)
UBS AG	MSCI World Net Total Return USD Index	Receive	SOFR + 0.22%	Quarterly	6/23/26		9,655	189	—	189
UBS AG	MSCI World Net Total Return USD Index	Receive	SOFR + 0.16%	Quarterly	4/10/26		2,919	162	—	162
								$(7,219)	$—	$(7,219)
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with BNP EU Utilities Index as of March 31, 2026:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EU Utilities Index
Acciona SA	36	$9	0.00	%‡
BKW AG	31	6	0.00	‡
Centrica PLC	6,855	19	0.00	‡
E.ON SE	3,265	71	0.01
EDP Renovaveis SA	459	7	0.00	‡
EDP SA	4,575	24	0.00	‡
Elia Group SA	63	10	0.00	‡
Endesa SA	463	19	0.00	‡
Enel SpA	11,836	128	0.02
Engie SA	2,658	85	0.02
Fortum OYJ	653	16	0.00	‡
Iberdrola SA	9,360	213	0.04
National Grid PLC	7,217	121	0.02
Naturgy Energy Group SA	353	11	0.00	‡
Orsted A/S	769	19	0.00	‡
Redeia Corp SA	588	10	0.00	‡
RWE AG	919	61	0.01
Severn Trent PLC	395	16	0.00	‡
Snam SpA	2,928	22	0.00	‡
SSE PLC	1,755	60	0.01
Terna-Rete Elettrica Naziona	2,045	23	0.00	‡
United Utilities Group PLC	990	17	0.00	‡
Veolia Environnement	917	35	0.01
Verbund AG	98	7	0.00	‡

The following table represents the equity basket holdings underlying the total return swap with AI Defense Index as of March 31, 2026:

Security Description	Shares	Value (000)	Percentage of Net Assets
AI Defense Index
Aerovironment, Inc.	460	$84	0.02%
BAE Systems PLC	29,325	853	0.15
Bigbear.AI Holdings, Inc.	22,395	79	0.01
Blacksky Technology, Inc.	7,407	186	0.03
C3.AI, Inc. — Class A	8,452	71	0.01
CACI International, Inc. — Class A	290	158	0.03
Chemring Group PLC	18,367	123	0.02
Cohort PLC	7,578	122	0.02
Droneshield Ltd.	47,233	124	0.02
Elbit Systems Ltd.	488	414	0.07
Electro Optic Systems Holdings, Inc.	21,536	119	0.02
Hensoldt AG	1,124	98	0.02
Huntington Ingalls Industries, Inc.	505	192	0.03
IPG Photonics Corp.	1,833	210	0.04
Karman Holdings, Inc.	2,047	164	0.03
Kratos Defense & Security	1,586	112	0.02
L3Harris Technologies, Inc.	1,876	647	0.12
Leidos Holdings, Inc.	1,362	212	0.04
Leonardo DRS, Inc.	3,234	144	0.03
Leonardo SpA	5,900	395	0.07
Lockheed Martin Corp.	1,736	1,049	0.19
Mercury Systems, Inc.	1,888	138	0.02
Security Description	Shares	Value (000)	Percentage of Net Assets
AI Defense Index (cont'd)
Next Vision Stabilized Systems, Ltd.	3,095	$300	0.05%
Nlight, Inc.	4,885	278	0.05
Northrop Grumman Corp.	1,417	967	0.17
Ondas, Inc.	19,159	173	0.03
Palantir Technologies, Inc. — Class A	3,244	474	0.09
Parsons Corp.	1,751	95	0.02
Red Cat Holdings, Inc.	14,874	195	0.03
Rheinmetall AG	374	623	0.11
RTX Corp.	5,185	1,000	0.18
Saab AB — Series B	5,657	368	0.07
Science Applications International corp.	1,439	137	0.02
Teledyne Technologies, Inc.	488	295	0.05
Thales SA	1,936	563	0.10
TTM Technologies	2,587	252	0.05

The following table represents the equity basket holdings underlying the total return swap with U.S. Policy Index as of March 31, 2026:

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Policy Index
Air Products & Chemicals, Inc.	1,449	$421	0.08%
ATS Corp.	3,792	107	0.02
Carrier Global Corp.	5,810	327	0.06
Caterpillar, Inc.	1,057	749	0.13
Circle Internet Group, Inc.	661	63	0.01
Cognex Corp.	2,245	110	0.02
Coinbase Global, Inc. — Class A	353	62	0.01
Cummins, Inc.	819	441	0.08
Donaldson Co., Inc.	1,229	104	0.02
Dover Corp.	942	196	0.04
Eagle Materials, Inc.	446	85	0.02
Eaton Corp. PLC	1,331	476	0.09
Emcor Group, Inc.	279	206	0.04
Emerson Electric Co.	3,556	466	0.08
Fastenal Co.	7,019	326	0.06
Fortive Corp.	2,205	122	0.02
GE Vernova, Inc.	420	367	0.07
Honeywell International, Inc.	2,267	512	0.09
Hubbell, Inc.	351	172	0.03
Ingersoll-Rand, Inc.	2,430	195	0.03
Jacobs Solutions, Inc.	723	92	0.02
Johnson Controls Internation	3,917	513	0.09
Kennametal, Inc.	4,871	176	0.03
Lincoln Electric Holdings, Inc.	420	105	0.02
Linde PLC	1,028	510	0.09
Martin Marietta Materials	377	222	0.04
Mirion Technologies, Inc.	4,791	89	0.02
Nvent Electric PLC	1,039	123	0.02
Parker Hannifin Corp.	654	586	0.10
Quanta Services, Inc.	854	469	0.08
Repligen Corp.	745	88	0.02
Rockwell Automation, Inc.	675	242	0.04
Sempra	3,618	352	0.06
Solstice Adv Materials, Inc.	575	44	0.01

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Policy Index (cont'd)
Terex Corp.	2,039	$121	0.02%
Timken Co.	1,323	133	0.02
Trane Technologies PLC	1,173	489	0.09
United Rentals, Inc.	411	300	0.05
Vulcan Materials Co.	782	213	0.04
WW Grainger, Inc.	317	346	0.06

The following table represents the equity basket holdings underlying the total return swap with EU Banks Index as of March 31, 2026:

Security Description	Shares	Value (000)	Percentage of Net Assets
EU Banks Index
ABN AMRO Bank NV — CVA	3,707	$116	0.02%
AIB Group PLC	12,940	135	0.02
Alpha Bank SA	32,410	119	0.02
Banca Generali SpA	370	22	0.00	‡
Banca Monte Dei Paschi Siena	14,394	123	0.02
Banco Bilbao Vizcaya Argenta	36,468	768	0.14
Banco BPM SpA	8,115	111	0.02
Banco Comercial Portugues — Class R	57,716	55	0.01
Banco De Sabadell SA	37,237	131	0.02
Banco Santander SA	88,469	969	0.17
Bank Of Ireland Group PLC	5,458	97	0.02
Bankinter SA	4,488	69	0.01
Bawag Group AG	472	71	0.01
BNP Paribas	13,988	1,307	0.23
Bper Banca SpA	8,244	106	0.02
Caixabank SA	21,940	257	0.05
Commerzbank AG	4,975	177	0.03
Credit Agricole SA	16,230	298	0.05
Deutsche Bank AG — Registered	13,933	404	0.07
Erste Group Bank AG	1,798	192	0.03
Eurobank SA	51,076	201	0.04
Finecobank SpA	4,223	92	0.02
ING Groep NV	18,996	485	0.09
Intesa Sanpaolo	103,164	614	0.11
Kbc Ancora	231	19	0.00	‡
Kbc Group NV	1,411	170	0.03
National Bank of Greece	12,718	194	0.03
Nordea Bank Abp	21,101	357	0.06
Piraeus Bank SA	17,492	141	0.03
Raiffeisen Bank International AG	719	30	0.01
Societe Generale SA	9,371	668	0.12
Unicaja Banco SA	7,060	21	0.00	‡
Unicredit SpA	9,956	699	0.13

The following table represents the equity basket holdings underlying the total return swap with German Stimulus Index as of March 31, 2026:

Security Description	Shares	Value (000)	Percentage of Net Assets
German Stimulus Index
ABB Ltd. — Reg	9,864	$779	0.14%
Alstom SA	12,110	339	0.06
Atlas Copco AB — A Shares	35,728	613	0.11
Bilfinger SE	2,433	275	0.05
Buzzi SpA	5,543	276	0.05
Security Description	Shares	Value (000)	Percentage of Net Assets
German Stimulus Index (cont'd)
E.ON SE	28,389	$621	0.11%
Gea Group AG	4,215	298	0.05
Geberit AG — Reg	532	354	0.06
Georg Fischer AG — Reg	3,590	181	0.03
Heidelberg Materials AG	2,335	481	0.09
Holcim Ltd.	6,379	517	0.09
Kingspan Group PLC	3,933	327	0.06
Kion Group AG	4,299	221	0.04
Knorr-Bremse AG	3,656	410	0.07
Nordex SE	10,639	559	0.10
Rockwool A/S — B Shares	6,933	189	0.03
Siemens AG — Reg	2,649	629	0.11
Siemens Energy AG	6,160	1,011	0.18
Spie SA	5,507	272	0.05
Ssab AB — B Shares	44,818	346	0.06
Thyssenkrupp AG	21,021	180	0.03
Tkms Ag& Co KGaA	1,038	94	0.02
United Internet AG — Reg	8,401	267	0.05
Volvo AB — B Shares	19,660	632	0.11

@  Value/Notional amount is less than $500.

††  See tables below for details of the equity basket holdings underlying the swaps.

‡  Amount is less than 0.05%.

CVA  Certificaten Van Aandelen.

EUR  Euro

EURIBOR  Euro Interbank Offered Rate.

FTSE  Financial Times Stock Exchange.

KFE  Korean Futures Exchange.

MSCI  Morgan Stanley Capital International.

SFE  Sydney Futures Exchange.

SOFR  Secured Overnight Financing Rate.

TSE    Tokyo Stock Exchange.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLP  —  Chilean Peso

CNH  —  Chinese Yuan Renminbi Offshore

CNY  —  Chinese Yuan Renminbi

COP  —  Colombian Peso

CZK  —  Czech Koruna

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

INR  —  Indian Rupee

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PEN  —  Peruvian Nuevo Sol

PLN  —  Polish Zloty

RON  —  Romanian New Leu

SEK  —  Swedish Krona

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

SGD  —  Singapore Dollar

THB  —  Thai Baht

TRY  —  Turkish Lira

TWD  —  Taiwan Dollar

ZAR  —  South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	48.0%
Sovereign	23.6
Other*	12.5
U.S. Treasury Securities	9.2
Corporate Bonds	6.7
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open futures contracts with a value of approximately $141,013,000 and net unrealized appreciation of approximately $1,824,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $516,000. Also does not include open swap agreements with net unrealized depreciation of approximately $7,219,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Portfolio of Investments

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (14.7%)
Domestic Bank (0.1%)
Bank of America NA
3.83%, 4/5/27	$18,000	$17,961
International Banks (14.6%)
Banco Bilbao Vizcaya Argentaria SA,
3.95%, 7/1/26	200,000	200,014
4.10%, 5/18/26 - 5/19/26	269,000	269,074
Banco Santander SA,
3.75%, 3/22/27	88,000	87,688
3.92%, 3/4/27	140,000	139,759
4.44%, 7/10/26	80,000	80,095
Bank of Nova Scotia
3.85%, 1/6/27	190,000	189,950
Bayerische Landesbank,
3.76%, 6/9/26	5,500	5,499
3.79%, 9/16/26	30,000	29,977
3.83%, 2/4/27	180,500	180,143
3.85%, 1/28/27	95,500	95,329
Credit Industriel ET Commercial SA
3.84%, 2/12/27	177,000	176,664
Deutsche Bank AG,
3.90%, 1/22/27	175,000	174,737
4.40%, 8/7/26	222,000	222,278
Intesa Sanpaolo SpA
4.05%, 7/7/26	30,000	30,000
National Bank of Kuwait,
4.00%, 10/27/26	37,000	36,946
4.04%, 12/22/26	90,000	89,850
4.08%, 1/8/27	100,000	99,838
4.19%, 9/15/26	80,000	79,973
4.20%, 10/1/26	5,000	4,999
4.21%, 10/1/26	55,000	54,989
4.55%, 4/1/26	20,250	20,250
Qatar National Bank,
3.91%, 7/7/26 (a)	80,000	79,141
3.95%, 7/14/26 - 8/5/26 (a)	105,000	103,620
4.11%, 6/1/26 (a)	125,000	124,167
Toronto-Dominion Bank
3.88%, 4/10/26 - 4/15/26	94,000	94,003
		2,668,983
Total Certificates of Deposit (Cost $2,688,723)		2,686,944
Commercial Paper (22.2%)
Asset-Backed Diversified Financial Services (2.6%)
Bay Square Funding LLC,
0.00%, 4/8/26 - 5/4/26 (a)	61,250	61,104
3.83%, 5/5/26 (a)	50,000	49,814
3.84%, 5/28/26 (a)	125,000	124,229
3.95%, 4/16/26 (a)	96,000	95,841
4.01%, 4/2/26 (a)	39,180	39,172
	Face Amount (000)	Value (000)
LMA Americas LLC
3.98%, 6/18/26 (a)	$92,000	$91,207
Podium Funding Trust
4.15%, 5/7/26 (a)	20,000	19,922
		481,289
Automobiles (1.9%)
General Motors Financial Co., Inc.,
4.06%, 8/26/26 (a)(b)	10,000	9,826
4.27%, 7/7/26 (a)	8,000	7,909
4.64%, 5/20/26 - 6/8/26 (a)	60,000	59,569
4.64%, 6/9/26 (a)(b)	37,500	37,198
4.65%, 6/10/26 (a)	15,000	14,877
Toyota Credit de Puerto Rico Corp.,
3.90%, 10/5/26 (a)	25,000	24,481
4.30%, 4/30/26 (a)	50,000	49,843
4.32%, 5/1/26 (a)	5,000	4,984
4.46%, 4/7/26 (a)	10,000	9,993
VW Credit, Inc.,
4.25%, 9/3/26 (a)(b)	25,250	24,794
4.25%, 9/24/26 (a)	60,000	58,769
4.30%, 7/2/26 (a)(b)	35,000	34,623
4.31%, 6/23/26 (a)(b)	18,000	17,825
		354,691
Basic Materials (0.1%)
BASF SE,
3.92%, 6/30/26 (a)	12,000	11,876
3.95%, 6/29/26 (a)	12,000	11,877
		23,753
Computer Technology (0.1%)
Oracle Corp.
4.36%, 7/24/26 (a)	15,000	14,788
Diversified Financial Services (1.4%)
Brookfield Infrastructure Holdings Canada, Inc.
4.17%, 5/20/26 - 5/21/26 (a)	177,476	176,420
Equitable Short Term Funding LLC
4.21%, 12/18/26 (a)(b)	76,800	74,638
		251,058
Domestic Banks (4.8%)
Bank of America Securities, Inc.
3.90%, 12/2/26 (a)	35,000	34,064
HSBC USA, Inc.,
0.00%, 11/5/26 (a)	50,000	48,787
3.92%, 12/23/26 (a)(b)	150,000	145,551
3.92%, 1/4/27 - 2/3/27 (a)	65,000	62,933
3.94%, 3/3/27 (a)	45,000	43,309
3.95%, 1/21/27 - 1/27/27 (a)	82,000	79,272
3.96%, 6/23/26 - 1/13/27 (a)(b)	155,000	151,524
3.98%, 12/4/26 (a)(b)	78,000	75,853
4.12%, 9/9/26 (a)	50,000	49,107
4.50%, 7/6/26 (a)	75,000	74,203

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Domestic Banks (cont'd)
4.54%, 6/3/26 (a)	$40,000	$39,722
4.57%, 5/14/26 (a)	35,000	34,834
4.58%, 7/30/26 (a)	35,000	34,534
		873,693
Finance (1.7%)
Barclays Capital, Inc.,
3.89%, 1/27/27 - 2/3/27 (a)	170,000	164,307
3.95%, 3/5/27 (a)	60,000	57,753
4.32%, 3/25/27 (a)	25,000	24,009
4.47%, 7/31/26 (a)	55,000	54,275
		300,344
International Banks (9.6%)
Barclays Bank PLC,
3.81%, 8/17/26 (a)	100,000	98,495
4.06%, 9/25/26 (a)	50,000	49,024
4.07%, 9/24/26 (a)	100,000	98,060
Federation Des Caisses Desjardins
3.84%, 3/4/27 (a)	125,000	120,418
Macquarie Group Ltd.,
3.93%, 5/12/26 (a)	10,000	9,952
4.11%, 3/9/27 (a)	130,000	124,909
4.13%, 12/15/26 (a)(b)	50,000	48,522
4.17%, 3/11/27 (a)(b)	50,000	48,031
National Bank of Kuwait,
4.43%, 5/5/26 (a)	43,000	42,841
4.44%, 5/1/26 (a)(b)	405,000	403,674
Norddeutsche Landesbank,
4.28%, 3/25/27 (a)	39,000	37,449
4.29%, 7/2/26 (a)	100,000	98,985
4.44%, 7/31/26 (a)	140,000	138,140
Norddeutsche Landesbank Girozentra
4.54%, 5/28/26 (a)(b)	145,000	144,096
Royal Bank of Canada,
4.19%, 3/19/27 - 3/22/27 (a)	202,000	194,213
4.20%, 3/23/27 (a)	100,000	96,117
		1,752,926
Total Commercial Paper (Cost $4,053,748)		4,052,542
Corporate Bonds (12.1%)
Automobiles (1.7%)
BMW U.S. Capital LLC,
2.80%, 4/11/26 (b)	8,000	7,996
4.90%, 4/2/27 (b)	37,813	38,048
General Motors Financial Co., Inc.,
1.50%, 6/10/26	9,118	9,065
4.35%, 1/17/27	2,346	2,343
Hyundai Capital America,
1.50%, 6/15/26 (b)	59,471	59,115
1.65%, 9/17/26 (b)	12,000	11,847
2.75%, 9/27/26 (b)	5,000	4,963
3.50%, 11/2/26	10,000	9,942
	Face Amount (000)	Value (000)
5.25%, 1/8/27 (b)	$53,446	$53,755
5.30%, 3/19/27 (b)	5,084	5,124
5.45%, 6/24/26 (b)	13,710	13,737
5.65%, 6/26/26 (b)	40,347	40,459
5.95%, 9/21/26 (b)	8,145	8,196
Volkswagen Group of America Finance LLC,
3.20%, 9/26/26 (b)	5,106	5,075
4.90%, 8/14/26 (b)	1,000	1,002
5.30%, 3/22/27 (b)	10,000	10,085
5.70%, 9/12/26 (b)	14,000	14,076
6.00%, 11/16/26 (b)	13,474	13,604
		308,432
Computer Technology (0.1%)
Dell International LLC/EMC Corp.
4.90%, 10/1/26	2,530	2,534
Hewlett Packard Enterprise Co.
4.45%, 9/25/26	17,430	17,447
		19,981
Consumer, Cyclical (0.0%)‡
Target Corp.
1.95%, 1/15/27	1,595	1,570
Consumer, Non-Cyclical (0.0%)‡
Bristol-Myers Squibb Co.
3.25%, 2/27/27	1,431	1,421
Diageo Capital PLC
5.38%, 10/5/26	3,000	3,014
		4,435
Diversified Financial Services (0.9%)
AerCap Ireland Capital Designated Activity Co.
2.45%, 10/29/26	169,302	167,464
Nomura Holdings, Inc.
1.65%, 7/14/26	3,404	3,380
		170,844
Domestic Bank (0.5%)
Wells Fargo & Co.
3.00%, 10/23/26	89,905	89,299
Finance (1.2%)
Citigroup, Inc.,
3.20%, 10/21/26	50,000	49,731
3.40%, 5/1/26	165,278	165,240
		214,971
Insurance (0.2%)
Equitable Financial Life Global Funding
1.70%, 11/12/26 (b)	25,800	25,403
Pricoa Global Funding I
5.55%, 8/28/26 (b)	3,150	3,166
Protective Life Global Funding
1.62%, 4/15/26 (b)	350	349
		28,918

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
International Banks (7.0%)
ASB Bank Ltd.
1.63%, 10/22/26 (b)	$5,495	$5,416
Bank of Nova Scotia
2.95%, 3/11/27 (c)	10,677	10,551
Banque Federative du Credit Mutuel SA
1.60%, 10/4/26 (b)	69,926	68,980
BPCE SA
5.20%, 1/18/27 (b)	16,783	16,898
Goldman Sachs Group, Inc.
3.85%, 1/26/27	7,600	7,577
HSBC Holdings PLC
3.90%, 5/25/26	3,700	3,699
ING Groep NV
3.95%, 3/29/27 (c)	78,002	77,782
Korea Development Bank
5.38%, 10/23/26	730	735
Mizuho Financial Group, Inc.
3.48%, 4/12/26 (b)	19,000	18,994
NatWest Group PLC
4.80%, 4/5/26	57,754	57,752
Sumitomo Mitsui Financial Group, Inc.,
1.40%, 9/17/26	74,288	73,401
2.17%, 1/14/27	630	620
2.63%, 7/14/26	142,005	141,347
3.01%, 10/19/26	135,325	134,614
Sumitomo Mitsui Trust Bank Ltd.,
1.35%, 9/16/26 (b)	5,000	4,935
5.65%, 9/14/26 (b)	3,045	3,064
Toronto-Dominion Bank,
2.80%, 3/10/27 (c)	9,018	8,904
5.53%, 7/17/26	167,335	168,056
UBS Group AG,
4.13%, 4/15/26 (b)	237,001	236,997
4.55%, 4/17/26	235,118	235,118
		1,275,440
Technology (0.5%)
Fiserv, Inc.,
3.20%, 7/1/26	42,142	42,018
5.15%, 3/15/27	50,434	50,690
		92,708
Wireless Telecom Services (0.0%)‡
Comcast Corp.
3.30%, 4/1/27	4,457	4,414
Total Corporate Bonds (Cost $2,211,772)		2,211,012
Floating Rate Notes (d) (27.8%)
Automobiles (2.8%)
American Honda Finance Corp.,
MTN
SOFR + 0.60%, 4.27%, 10/6/26	175,000	175,014
SOFR + 0.75%, 4.42%, 1/15/27	93,000	93,091
SOFR + 0.65%, 4.32%, 7/15/26	195,000	195,041
	Face Amount (000)	Value (000)
Hyundai Capital America,
SOFR + 1.50%, 5.19%, 1/8/27 (b)	$890	$896
Toyota Motor Credit Corp.,
MTN
SOFR + 0.30%, 3.93%, 2/12/27	43,000	42,965
		507,007
Automobiles Manufacturing (0.1%)
Mercedes-Benz Finance North America LLC,
SOFR + 0.78%, 4.46%, 4/1/27 (b)	20,000	20,035
Diversified Financial Services (2.2%)
CDP Financial, Inc.,
SOFR + 0.30%, 3.93%, 5/27/26 (b)	20,000	20,005
Mizuho Markets Cayman LP,
MTN
SOFR + 0.52%, 4.13%, 12/10/26 (b)	200,000	200,222
SOFR + 0.52%, 4.13%, 12/21/26 (b)	189,000	189,206
		409,433
Finance (2.2%)
Citigroup Global Markets, Inc.,
MTN
SOFR + 0.50%, 4.15%, 1/4/27	397,500	397,753
Industrials (0.0%)‡
John Deere Capital Corp.,
MTN
SOFR + 0.79%, 4.44%, 6/8/26	2,000	2,002
Insurance (0.1%)
Pricoa Short Term Funding LLC,
SOFR + 0.25%, 3.88%, 5/26/26 (b)	15,000	15,003
International Banks (20.4%)
ASB Bank Ltd.,
SOFR + 0.32%, 3.95%, 9/4/26 (b)	5,000	5,002
SOFR + 0.35%, 3.98%, 9/24/26 (b)	50,000	50,027
4.01%, 12/15/26 (b)	150,000	150,043
Banco Santander SA,
SOFR + 0.34%, 3.97%, 2/2/27	100,000	99,971
SOFR + 0.40%, 4.03%, 12/24/26	200,000	200,043
Bank of Montreal,
SOFR + 1.16%, 4.80%, 12/11/26	47,969	48,170
Barclays Bank PLC,
SOFR + 0.40%, 4.03%, 11/9/26 (b)	165,000	165,101
SOFR + 0.42%, 4.05%, 12/18/26	124,000	124,042
Bayerische Landesbank,
SOFR + 0.42%, 4.05%, 1/6/27	200,000	200,095
SOFR + 0.53%, 4.16%, 4/29/26 - 5/5/26	144,000	144,055
Canadian Imperial Bank of Commerce,
SOFR + 0.40%, 4.03%, 12/14/26	40,000	40,007
Credit Industriel ET Commercial SA,
SOFR + 0.42%, 4.05%, 12/15/26	513,000	513,523
Deutsche Bank AG,
SOFR + 0.40%, 4.07%, 1/6/27	125,000	125,040
Macquarie Bank Ltd.,
SOFR + 0.39%, 4.02%, 12/23/26 (b)	225,000	224,985

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
International Banks (cont'd)
SOFR + 0.40%, 4.03%, 1/8/27 - 1/11/27 (b)	$400,000	$399,985
National Bank of Canada,
SOFR + 0.31%, 3.94%, 1/28/27 (b)	200,000	199,936
SOFR + 0.32%, 3.95%, 2/23/27 (b)	250,000	249,891
SOFR + 0.40%, 4.35%, 12/29/26 (b)	350,000	350,185
National Bank of Kuwait,
SOFR + 0.47%, 4.10%, 9/3/26	10,000	10,005
Sumitomo Mitsui Banking Corp.,
SOFR + 0.40%, 4.03%, 12/4/26 (b)	300,000	300,050
Toronto-Dominion Bank,
SOFR + 0.40%, 4.03%, 12/14/26	100,000	100,041
SOFR + 0.73%, 4.41%, 4/5/27	27,289	27,342
		3,727,539
Total Floating Rate Notes (Cost $5,077,304)		5,078,772
Repurchase Agreements (22.5%)
Bank of America Securities, Inc., (4.16% (e), dated 6/30/25, due 6/29/26; proceeds $234,453; fully collateralized by various Common Stocks and Preferred Stocks; valued at $236,250) (f)	225,000	225,000
Bank of America Securities, Inc., (4.16% (e), dated 10/24/25, due 6/29/26; proceeds $102,862; fully collateralized by various Common Stocks and Preferred Stocks; valued at $105,000) (f)	100,000	100,000
Bank of America Securities, Inc., (4.16% (e), dated 11/5/25, due 6/29/26; proceeds $102,724; fully collateralized by various Common Stocks and Preferred Stocks; valued at $105,000) (f)	100,000	100,000
Bank of Nova Scotia, (3.76%, dated 3/31/26, due 4/1/26; proceeds $205,021; fully collateralized by various Common Stocks; valued at $215,250) (f)	205,000	205,000
Bank of Nova Scotia, (3.74%, dated 3/31/26, due 4/1/26; proceeds $500,052; fully collateralized by various Corporate Bonds, 1.38% - 8.38% due 7/15/26 - 5/15/56; valued at $525,000)	500,000	500,000
BNP Paribas Prime Brokerage, Inc., (3.78%, dated 3/25/26, due 4/1/26; proceeds $245,180; fully collateralized by various Common Stocks; valued at $257,439) (f)	245,000	245,000
BNP Paribas Prime Brokerage, Inc., (3.76%, dated 3/31/26, due 4/1/26; proceeds $24,003; fully collateralized by various Common Stocks; valued at $25,203) (f)	24,000	24,000
BNP Paribas SA, (3.80% (e), dated 10/9/25, due 4/7/26; proceeds $234,370; fully collateralized by various Corporate Bonds, 3.75% - 12.75% due 1/15/27 - 1/15/36; valued at $243,800) (f)	230,000	230,000
Credit Agricole Corporate and Investment Bank, (3.72% (e), dated 8/14/25, due 4/7/26; proceeds $204,877; fully collateralized by various Corporate Bonds, 0.75% - 7.88% due 4/15/26 - 10/27/81; valued at $210,000) (f)	200,000	200,000
	Face Amount (000)	Value (000)
Credit Agricole Corporate and Investment Bank, (3.70%, dated 3/27/26, due 4/2/26; proceeds $70,043; fully collateralized by various Corporate Bonds, 1.65% - 7.75% due 6/27/26 - 3/13/56; valued at $73,500) (f)	$70,000	$70,000
HSBC Securities USA, Inc., (3.74%, dated 3/31/26, due 4/1/26; proceeds $59,006; fully collateralized by various Corporate Bonds, 2.25% - 8.38% due 2/25/27 - 12/15/67 and U.S. Government obligations, 1.50% - 7.00% due 1/1/27 - 4/1/56; valued at $61,947)	59,000	59,000
JP Morgan Clearing Corp., (3.81% (e), dated 9/17/25, due 4/7/26; proceeds $306,414; fully collateralized by various Corporate Bonds, 3.32% - 12.75% due 7/31/26 - 12/1/79; valued at $318,151) (f)	300,000	300,000
JP Morgan Securities LLC, (3.89% (e), dated 11/17/21, due 4/7/26; proceeds $82,117; fully collateralized by Common Stocks and Preferred Stocks; valued at $73,738) (f)	70,000	70,000
JP Morgan Securities LLC, (3.86% (e), dated 10/7/25, due 4/7/26; proceeds $198,801; fully collateralized by Common Stocks and Preferred Stocks; valued at $205,407) (f)	195,000	195,000
Mizuho Securities USA LLC, (4.03% (e), dated 12/16/25, due 5/5/26; proceeds $38,596; fully collateralized by U.S. Government obligations, 2.75% - 4.88% due 2/15/27 - 10/31/30; valued at $38,760)	38,000	38,000
MUFG Securities Americas, Inc., (4.06% (e), dated 11/25/25, due 5/5/26; proceeds $76,362; fully collateralized by various Common Stocks; valued at $81,362) (f)	75,000	75,000
MUFG Securities Americas, Inc., (3.73%, dated 3/31/26, due 4/1/26; proceeds $145,015; fully collateralized by various Common Stocks; valued at $152,266) (f)	145,000	145,000
Pershing LLC, (3.96%, dated 3/31/26, due 4/1/26; proceeds $25,003; fully collateralized by various Corporate Bonds, 2.05% - 10.75% due 5/12/26 - 8/1/69, a U.S. Government agency security, 5.40% due 3/10/39, U.S. Government obligations, 0.00% - 5.14% due 4/23/26 - 2/20/56 and Commercial Papers, 0.00% - 3.90% due 4/7/26 - 3/19/27; valued at $26,280) (f)	25,000	25,000
Societe Generale SA, (3.74%, dated 3/31/26, due 4/1/26; proceeds $412,043; fully collateralized by various Corporate Bonds, 1.92% - 11.75% due 5/15/26 - 5/15/87; valued at $436,235) (f)	412,000	412,000
TD Securities USA LLC, (3.73%, dated 3/31/26, due 4/1/26; proceeds $280,029; fully collateralized by various Corporate Bonds, 1.73% - 8.75% due 9/25/26 - 11/1/64; valued at $294,000)	280,000	280,000
TD Securities USA LLC, (3.74%, dated 3/31/26, due 4/1/26; proceeds $200,021; fully collateralized by various Corporate Bonds, 4.38% - 9.75% due 7/31/26 - 4/30/36; valued at $212,001)	200,000	200,000

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2026 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Wells Fargo Securities LLC, (4.03% (e), dated 12/9/25, due 6/29/26; proceeds $122,710; fully collateralized by various Common Stocks and Preferred Stocks; valued at $126,000) (f)	$120,000	$120,000
Wells Fargo Securities LLC, (4.03% (e), dated 12/16/25, due 6/29/26; proceeds $209,475; fully collateralized by various Corporate Bonds, 1.38% - 8.50% due 4/6/26 - 12/31/79; valued at $215,251)	205,000	205,000
Wells Fargo Securities LLC, (4.01% (e), dated 9/17/25, due 6/29/26; proceeds $96,984; fully collateralized by various Corporate Bonds, 1.75% - 6.45% due 4/1/26 - 12/31/79; valued at $98,700) (f)	94,000	94,000
Total Repurchase Agreements (Cost $4,117,000)		4,117,000
Sovereign (0.3%)
Saudi Government International Bond,
3.25%, 10/26/26 (b)	25,000	24,835
3.25%, 10/26/26	25,000	24,836
Total Sovereign (Cost $49,784)		49,671
Total Investments (99.6%) (Cost $18,198,331) (g)(h)		18,195,941
Other Assets in Excess of Liabilities (0.4%)		65,416
Net Assets (100.0%)		$18,261,357

‡  Amount is less than 0.05%.

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  All or a portion of the security is subject to delayed delivery.

(d)  Floating or variable rate securities: The rates disclosed are as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(e)  Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(f)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of March 31, 2026.

(g)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(h)  At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,022,000 and the aggregate gross unrealized depreciation is approximately $6,412,000, resulting in net unrealized depreciation of approximately $2,390,000.

MTN  Medium Term Note.

SOFR  Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	27.9%
Repurchase Agreements	22.6
Commercial Paper	22.3
Certificates of Deposit	14.8
Corporate Bonds	12.1
Other*	0.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Statements of Assets and Liabilities

	Corporate Bond Portfolio (000)		Discovery Portfolio (consolidated) (000)	Global Strategist Portfolio (consolidated) (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$154,036		$678,468	$393,870
Investments in Securities of Affiliated Issuers, at Cost	2,384		24,955	25,880
Total Investments in Securities, at Cost	156,420		703,423	419,750
Investments in Securities of Unaffiliated Issuers, at Value(1)	152,970		730,432	521,030
Investments in Securities of Affiliated Issuers, at Value	2,384		24,955	25,880
Total Investments in Securities, at Value	155,354		755,387	546,910
Foreign Currency, at Value (Cost of $1, $2 and $7,671, respectively)	6		2	7,522
Due from Broker	—		—	9,397
Unrealized Appreciation on Swap Agreements	—		—	2,903
Receivable for Variation Margin on Futures Contracts	—		—	4,516
Receivable for Investments Sold	398		—	3,860
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	—		—	3,708
Interest Receivable	1,857		—	1,746
Cash	554		614	—
Receivable for Fund Shares Sold	21		1,207	2
Dividends Receivable	—		—	339
Tax Reclaim Receivable	—		—	245
Receivable from Affiliate	4		47	71
Receivable from Securities Lending Income	—	@	37	—
Receivable for Variation Margin on Swap Agreements	—		—	12
Other Assets	57		156	89
Total Assets	158,251		757,450	581,320
Liabilities:
Collateral on Securities Loaned, at Value	1,377		9,817	—
Unrealized Depreciation on Swap Agreements	—		—	10,122
Payable for Investments Purchased	2,032		96	7,834
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	1		—	3,192
Due to Broker	—		1,260	1,250
Payable for Advisory Fees	45		1,030	629
Payable for Fund Shares Redeemed	110		612	31
Payable for Sub Transfer Agency Fees — Class I	21		110	2
Payable for Sub Transfer Agency Fees — Class A	2		95	26
Payable for Sub Transfer Agency Fees — Class L	—	@	1	2
Payable for Sub Transfer Agency Fees — Class C	—	@	3	—	@
Payable for Custodian Fees	10		27	104
Payable for Professional Fees	40		38	56
Payable for Shareholder Services Fees — Class A	1		73	29
Payable for Distribution and Shareholder Services Fees — Class L	—	@	3	7
Payable for Distribution and Shareholder Services Fees — Class C	1		9	1
Payable for Administration Fees	10		53	39
Payable for Trustees' Fees and Expenses	34		33	33
Payable for Transfer Agency Fees — Class I	7		2	—
Payable for Transfer Agency Fees — Class A	—	@	2	—
Payable for Transfer Agency Fees — Class L	1		1	—	@
Payable for Transfer Agency Fees — Class C	1		1	—	@
Payable for Transfer Agency Fees — Class R6	—		1	—	@
Deferred Capital Gain Country Tax	14		—	—
Payable for Variation Margin on Futures Contracts	11		—	—
Payable to Bank	—		—	2
Other Liabilities	30		145	74
Total Liabilities	3,748		13,412	23,433
Net Assets	$154,503		$744,038	$557,887
Net Assets Consist of:
Paid-in-Capital	$182,151		$2,028,566	$431,553
Total Distributable Earnings (Accumulated Loss)	(27,648)		(1,284,528)	126,334
Net Assets	$154,503		$744,038	$557,887

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Corporate Bond Portfolio (000)	Discovery Portfolio (consolidated) (000)	Global Strategist Portfolio (consolidated) (000)
CLASS I:
Net Assets	$141,201	$243,994	$16,496
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	13,378,022	11,184,377	866,431
Net Asset Value, Offering and Redemption Price Per Share	$10.55	$21.82	$19.04
CLASS A:
Net Assets	$10,879	$332,656	$132,658
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,028,999	22,616,995	7,095,277
Net Asset Value, Redemption Price Per Share	$10.57	$14.71	$18.70
Maximum Sales Load	3.25%	5.25%	5.25%
Maximum Sales Charge	$0.36	$0.82	$1.04
Maximum Offering Price Per Share	$10.93	$15.53	$19.74
CLASS L:
Net Assets	$808	$4,552	$10,413
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	76,529	417,740	572,289
Net Asset Value, Offering and Redemption Price Per Share	$10.56	$10.90	$18.20
CLASS C:
Net Assets	$1,615	$10,464	$680
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	154,113	797,525	37,997
Net Asset Value, Offering and Redemption Price Per Share	$10.48	$13.12	$17.89
CLASS R6:
Net Assets	$—	$152,372	$397,640
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	—	6,800,825	20,864,275
Net Asset Value, Offering and Redemption Price Per Share	$—	$22.40	$19.06
(1) Including: Securities on Loan, at Value:	$1,353	$9,732	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Statements of Assets and Liabilities (cont'd)

Ultra-Short Income Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$18,198,331
Investments in Securities of Unaffiliated Issuers, at Value(1)	18,195,941
Receivable for Fund Shares Sold	130,141
Interest Receivable	83,164
Other Assets	1,234
Total Assets	18,410,480
Liabilities:
Payable for Fund Shares Redeemed	89,736
Payable for Investments Purchased	46,394
Payable for Advisory Fees	6,825
Dividends Payable	3,461
Payable for Administration Fees	1,210
Payable for Shareholder Services Fees — Institutional Class	37
Payable for Shareholder Services Fees — Class A	606
Payable for Custodian Fees	130
Payable to Bank	106
Payable for Professional Fees	45
Payable for Transfer Agency Fees — Class IR	5
Payable for Transfer Agency Fees — Institutional Class	2
Payable for Transfer Agency Fees — Class A	1
Other Liabilities	565
Total Liabilities	149,123
Net Assets	$18,261,357
Net Assets Consist of:
Paid-in-Capital	$18,323,198
Total Accumulated Loss	(61,841)
Net Assets	$18,261,357
(1) Including: Repurchase Agreements, at Value	$4,117,000
CLASS IR:
Net Assets	$12,450,735
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,247,322,733
Net Asset Value, Offering and Redemption Price Per Share	$9.98
INSTITUTIONAL CLASS:
Net Assets	$936,378
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	93,789,996
Net Asset Value, Offering and Redemption Price Per Share	$9.98
CLASS A:
Net Assets	$4,874,244
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	488,405,697
Net Asset Value, Offering and Redemption Price Per Share	$9.98

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Statements of Operations

	Corporate Bond Portfolio (000)	Discovery Portfolio (consolidated) (000)	Global Strategist Portfolio (consolidated) (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of Foreign Taxes Withheld of $—, $— and $2, respectively)	$3,631	$—	$4,403
Dividends from Security of Affiliated Issuer (Note G)	47	408	644
Dividends from Securities of Unaffiliated Issuers (Net of Foreign Taxes Withheld of $—, $— and $97, respectively)	12	727	2,264
Income from Securities Loaned — Net	2	769	—
Total Investment Income	3,692	1,904	7,311
Expenses:
Advisory Fees (Note B)	265	2,401	1,294
Professional Fees	116	115	126
Transfer Agency Fees — Class I (Note E)	62	12	5
Transfer Agency Fees — Class A (Note E)	2	25	10
Transfer Agency Fees — Class L (Note E)	1	2	2
Transfer Agency Fees — Class C (Note E)	1	2	1
Transfer Agency Fees — Class R6 (Note E)	—	3	1
Sub Transfer Agency Fees — Class I	51	248	7
Sub Transfer Agency Fees — Class A	6	300	68
Sub Transfer Agency Fees — Class L	— @	3	5
Sub Transfer Agency Fees — Class C	1	9	— @
Administration Fees (Note C)	56	384	230
Registration Fees	29	44	33
Shareholder Services Fees — Class A (Note D)	14	515	175
Distribution and Shareholder Services Fees — Class L (Note D)	2	20	41
Distribution and Shareholder Services Fees — Class C (Note D)	8	66	4
Shareholder Reporting Fees	15	36	16
Custodian Fees (Note F)	11	19	148
Trustees' Fees and Expenses	3	9	6
Pricing Fees	— @	2	51
Interest Expenses	—	10	—
Other Expenses	11	30	21
Total Expenses	654	4,255	2,244
Reimbursement of Class Specific Expenses — Class I (Note B)	(113)	—	(5)
Reimbursement of Class Specific Expenses — Class L (Note B)	(— @)	—	—
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)	—	(1)
Waiver of Advisory Fees (Note B)	(48)	—	—
Waiver of Shareholder Services Fees — Class A (Note D)	(6)	—	—
Rebate from Morgan Stanley Affiliate (Note G)	(2)	(21)	(25)
Net Expenses	484	4,234	2,213
Net Investment Income (Loss)	3,208	(2,330)	5,098
Realized Gain (Loss):
Investments Sold (Net of Capital Gain Country Tax of $6, $— and $—, respectively)	532	53,783	3,256
Foreign Currency Forward Exchange Contracts	9	—	(758)
Foreign Currency Transaction	— @	—	34
Futures Contracts	401	—	(107)
Swap Agreements	—	—	11,614
Net Realized Gain	942	53,783	14,039

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Statements of Operations (cont'd)

	Corporate Bond Portfolio (000)	Discovery Portfolio (consolidated) (000)	Global Strategist Portfolio (consolidated) (000)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $5, $— and $1, respectively)	$(3,992)	$(267,173)	$(11,919)
Foreign Currency Forward Exchange Contracts	(1)	—	360
Foreign Currency Translation	(10)	— @	(183)
Futures Contracts	(490)	—	1,837
Swap Agreements	—	—	(10,123)
Derivative Contracts — PIPE	—	5,142	—
Net Change in Unrealized Appreciation (Depreciation)	(4,493)	(262,031)	(20,028)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(3,551)	(208,248)	(5,989)
Net Decrease in Net Assets Resulting from Operations	$(343)	$(210,578)	$(891)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Statements of Operations (cont'd)

Ultra-Short Income Portfolio (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$357,838
Total Investment Income	357,838
Expenses:
Advisory Fees (Note B)	16,958
Administration Fees (Note C)	6,783
Shareholder Services Fees — Class A (Note D)	6,188
Shareholder Services Fees — Institutional Class (Note D)	235
Registration Fees	402
Custodian Fees (Note F)	137
Professional Fees	129
Trustees' Fees and Expenses	101
Shareholder Reporting Fees	36
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class IR (Note E)	15
Transfer Agency Fees — Institutional Class (Note E)	7
Pricing Fees	5
Interest Expenses	1
Other Expenses	324
Total Expenses	31,324
Waiver of Advisory Fees (Note B)	(3,679)
Waiver of Shareholder Services Fees — Class A (Note D)	(2,475)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(15)
Reimbursement of Class Specific Expenses — Institutional Class (Note B)	(7)
Reimbursement of Class Specific Expenses — Class A (Note B)	(3)
Net Expenses	25,145
Net Investment Income	332,693
Realized Gain:
Investments Sold	436
Change in Unrealized Appreciation (Depreciation):
Investments	(14,208)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(13,772)
Net Increase in Net Assets Resulting from Operations	$318,921

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026

Statements of Changes in Net Assets

	Corporate Bond Portfolio		Discovery Portfolio (consolidated)
	Six Months Ended March 31, 2026 (unaudited) (000)	Year Ended September 30, 2025 (000)	Six Months Ended March 31, 2026 (unaudited) (000)	Year Ended September 30, 2025 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$3,208	$6,115	$(2,330)	$(6,557)
Net Realized Gain (Loss)	942	(989)	53,783	245,113
Net Change in Unrealized Appreciation (Depreciation)	(4,493)	(513)	(262,031)	219,722
Net Increase (Decrease) in Net Assets Resulting from Operations	(343)	4,613	(210,578)	458,278
Dividends and Distributions to Shareholders:
Class I	(2,824)	(5,545)	—	—
Class A	(235)	(494)	—	—
Class L	(15)	(33)	—	—
Class C	(26)	(51)	—	—
Total Dividends and Distributions to Shareholders	(3,100)	(6,123)	—	—
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	38,275	45,268	42,887	264,212
Distributions Reinvested	2,755	5,391	—	—
Redeemed	(14,023)	(42,049)	(228,542)	(269,438)
Class A:
Subscribed	3,850	3,537	14,381	54,024
Distributions Reinvested	235	494	—	—
Redeemed	(4,408)	(4,451)	(80,269)	(152,798)
Class L:
Distributions Reinvested	15	33	—	—
Redeemed	(12)	(70)	(528)	(997)
Class C:
Subscribed	503	212	197	1,424
Distributions Reinvested	26	51	—	—
Redeemed	(186)	(463)	(2,821)	(4,999)
Class R6:
Subscribed	—	—	17,252	45,199
Redeemed	—	—	(39,144)	(62,568)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	27,030	7,953	(276,587)	(125,941)
Total Increase (Decrease) in Net Assets	23,587	6,443	(487,165)	332,337
Net Assets:
Beginning of Period	130,916	124,473	1,231,203	898,866
End of Period	$154,503	$130,916	$744,038	$1,231,203
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026

Statements of Changes in Net Assets (cont'd)

	Corporate Bond Portfolio		Discovery Portfolio (consolidated)
	Six Months Ended March 31, 2026 (unaudited) (000)	Year Ended September 30, 2025 (000)	Six Months Ended March 31, 2026 (unaudited) (000)	Year Ended September 30, 2025 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,562	4,297	1,713	11,741
Shares Issued on Distributions Reinvested	257	509	—	—
Shares Redeemed	(1,308)	(4,006)	(9,303)	(12,091)
Net Increase (Decrease) in Class I Shares Outstanding	2,511	800	(7,590)	(350)
Class A:
Shares Subscribed	358	333	847	3,337
Shares Issued on Distributions Reinvested	22	47	—	—
Shares Redeemed	(410)	(423)	(4,792)	(9,875)
Net Decrease in Class A Shares Outstanding	(30)	(43)	(3,945)	(6,538)
Class L:
Shares Issued on Distributions Reinvested	1	3	—	—
Shares Redeemed	(1)	(7)	(43)	(83)
Net Increase (Decrease) in Class L Shares Outstanding	— @	(4)	(43)	(83)
Class C:
Shares Subscribed	47	20	13	98
Shares Issued on Distributions Reinvested	2	5	—	—
Shares Redeemed	(17)	(44)	(189)	(361)
Net Increase (Decrease) in Class C Shares Outstanding	32	(19)	(176)	(263)
Class R6:
Shares Subscribed	—	—	675	1,902
Shares Redeemed	—	—	(1,557)	(2,694)
Net Decrease in Class R6 Shares Outstanding	—	—	(882)	(792)

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026

Statements of Changes in Net Assets (cont'd)

	Global Strategist Portfolio (consolidated)		Ultra-Short Income Portfolio
	Six Months Ended March 31, 2026 (unaudited) (000)	Year Ended September 30, 2025 (000)	Six Months Ended March 31, 2026 (unaudited) (000)	Year Ended September 30, 2025 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$5,098	$11,204	$332,693	$602,103
Net Realized Gain	14,039	18,644	436	1,200
Net Change in Unrealized Appreciation (Depreciation)	(20,028)	28,832	(14,208)	(8,023)
Net Increase (Decrease) in Net Assets Resulting from Operations	(891)	58,680	318,921	595,280
Dividends and Distributions to Shareholders:
Class I	(1,104)	(480)	—	—
Class A	(8,714)	(3,257)	(94,828)	(224,641)
Class L	(642)	(203)	—	—
Class C	(44)	(13)	—	—
Class R6	(26,028)	(9,822)	—	—
Class IR	—	—	(219,466)	(333,475)
Institutional Class	—	—	(18,398)	(43,988)
Total Dividends and Distributions to Shareholders	(36,532)	(13,775)	(332,692)	(602,104)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	987	2,883	—	—
Distributions Reinvested	1,091	475	—	—
Redeemed	(4,188)	(3,801)	—	—
Class A:
Subscribed	843	2,007	2,000,443	4,528,718
Distributions Reinvested	8,584	3,208	94,805	224,466
Redeemed	(9,957)	(18,564)	(2,266,878)	(4,424,494)
Class L:
Distributions Reinvested	625	198	—	—
Redeemed	(527)	(1,060)	—	—
Class C:
Subscribed	27	127	—	—
Distributions Reinvested	44	13	—	—
Redeemed	(176)	(446)	—	—
Class R6:
Subscribed	209	806	—	—
Distributions Reinvested	26,027	9,822	—	—
Redeemed	(89)	(82,815)	—	—
Class IR:
Subscribed	—	—	10,248,344	11,772,805
Distributions Reinvested	—	—	202,257	300,268
Redeemed	—	—	(7,292,093)	(8,296,364)
Institutional Class:
Subscribed	—	—	760,353	708,927
Distributions Reinvested	—	—	18,392	43,991
Redeemed	—	—	(676,369)	(896,769)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	23,500	(87,147)	3,089,254	3,961,548
Total Increase (Decrease) in Net Assets	(13,923)	(42,242)	3,075,483	3,954,724
Net Assets:
Beginning of Period	571,810	614,052	15,185,874	11,231,150
End of Period	$557,887	$571,810	$18,261,357	$15,185,874

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026

Statements of Changes in Net Assets (cont'd)

	Global Strategist Portfolio (consolidated)		Ultra-Short Income Portfolio
	Six Months Ended March 31, 2026 (unaudited) (000)	Year Ended September 30, 2025 (000)	Six Months Ended March 31, 2026 (unaudited) (000)	Year Ended September 30, 2025 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	50	154	—	—
Shares Issued on Distributions Reinvested	56	26	—	—
Shares Redeemed	(206)	(205)	—	—
Net Decrease in Class I Shares Outstanding	(100)	(25)	—	—
Class A:
Shares Subscribed	43	109	200,267	453,507
Shares Issued on Distributions Reinvested	448	178	9,491	22,478
Shares Redeemed	(508)	(1,017)	(226,944)	(443,100)
Net Increase (Decrease) in Class A Shares Outstanding	(17)	(730)	(17,186)	32,885
Class L:
Shares Issued on Distributions Reinvested	33	11	—	—
Shares Redeemed	(27)	(59)	—	—
Net Increase (Decrease) in Class L Shares Outstanding	6	(48)	—	—
Class C:
Shares Subscribed	1	7	—	—
Shares Issued on Distributions Reinvested	2	1	—	—
Shares Redeemed	(10)	(26)	—	—
Net Decrease in Class C Shares Outstanding	(7)	(18)	—	—
Class R6:
Shares Subscribed	11	43	—	—
Shares Issued on Distributions Reinvested	1,335	537	—	—
Shares Redeemed	(4)	(4,392)	—	—
Net Increase (Decrease) in Class R6 Shares Outstanding	1,342	(3,812)	—	—
Class IR:
Shares Subscribed	—	—	1,025,964	1,178,891
Shares Issued on Distributions Reinvested	—	—	20,250	30,068
Shares Redeemed	—	—	(730,058)	(830,766)
Net Increase in Class IR Shares Outstanding	—	—	316,156	378,193
Institutional Class:
Shares Subscribed	—	—	76,118	70,977
Shares Issued on Distributions Reinvested	—	—	1,841	4,404
Shares Redeemed	—	—	(67,710)	(89,789)
Net Increase (Decrease) in Institutional Class Shares Outstanding	—	—	10,249	(14,408)

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026

Financial Highlights

Corporate Bond Portfolio

	Class I
	Six Months Ended March 31, 2026		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$10.80		$10.93		$9.97		$9.95		$12.96		$13.49
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.25		0.50		0.56		0.45		0.30		0.25
Net Realized and Unrealized Gain (Loss)	(0.30)		(0.13)		0.96		0.00	(2)	(2.69)		(0.05)
Total from Investment Operations	(0.05)		0.37		1.52		0.45		(2.39)		0.20
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.50)		(0.56)		(0.43)		(0.27)		(0.25)
Net Realized Gain	—		—		—		—		(0.35)		(0.48)
Total Distributions	(0.20)		(0.50)		(0.56)		(0.43)		(0.62)		(0.73)
Net Asset Value, End of Period	$10.55		$10.80		$10.93		$9.97		$9.95		$12.96
Total Return(3)	(0.11	)%(4)	3.61%		15.66	%(5)	4.51%		(19.23)%		1.44%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$141,201		$117,337		$110,018		$102,560		$114,804		$161,409
Ratio of Expenses Before Expense Limitation	0.90	%(6)	0.93%		0.95%		1.00%		0.86%		0.79%
Ratio of Expenses After Expense Limitation	0.65	%(6)(7)	0.65	%(7)	0.20	%(7)(8)	0.69	%(7)	0.70	%(7)	0.70	%(7)
Ratio of Net Investment Income	4.59	%(6)(7)	4.75	%(7)	5.36	%(7)(8)	4.39	%(7)	2.55	%(7)	1.90	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	70	%(4)	117%		183%		134%		110%		125%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and/or sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and/or sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	0.65%	4.91%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026

Financial Highlights (cont'd)

Corporate Bond Portfolio

	Class A
	Six Months Ended March 31, 2026		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$10.82		$10.94		$9.98		$9.96		$12.97		$13.50
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.23		0.47		0.54		0.42		0.26		0.22
Net Realized and Unrealized Gain (Loss)	(0.29)		(0.12)		0.95		0.00	(2)	(2.68)		(0.05)
Total from Investment Operations	(0.06)		0.35		1.49		0.42		(2.42)		0.17
Distributions from and/or in Excess of:
Net Investment Income	(0.19)		(0.47)		(0.53)		(0.40)		(0.24)		(0.22)
Net Realized Gain	—		—		—		—		(0.35)		(0.48)
Total Distributions	(0.19)		(0.47)		(0.53)		(0.40)		(0.59)		(0.70)
Net Asset Value, End of Period	$10.57		$10.82		$10.94		$9.98		$9.96		$12.97
Total Return(3)	(0.26	)%(4)	3.37%		15.34	%(5)	4.18%		(19.45)%		1.22%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,879		$11,448		$12,051		$12,849		$14,158		$19,689
Ratio of Expenses Before Expense Limitation	1.11	%(6)	1.15%		1.12%		1.21%		1.09%		1.02%
Ratio of Expenses After Expense Limitation	0.94	%(6)(7)	0.96	%(7)	0.45	%(7)(8)	0.99	%(7)	0.99	%(7)	0.92	%(7)
Ratio of Net Investment Income	4.29	%(6)(7)	4.43	%(7)	5.10	%(7)(8)	4.08	%(7)	2.28	%(7)	1.68	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	70	%(4)	117%		183%		134%		110%		125%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and/or sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and/or sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	0.90%	4.65%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026

Financial Highlights (cont'd)

Corporate Bond Portfolio

	Class L
	Six Months Ended March 31, 2026		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$10.80		$10.93		$9.97		$9.95		$12.96		$13.49
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.20		0.41		0.48		0.37		0.21		0.17
Net Realized and Unrealized Gain (Loss)	(0.28)		(0.12)		0.95		0.00	(2)	(2.69)		(0.05)
Total from Investment Operations	(0.08)		0.29		1.43		0.37		(2.48)		0.12
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.42)		(0.47)		(0.35)		(0.18)		(0.17)
Net Realized Gain	—		—		—		—		(0.35)		(0.48)
Total Distributions	(0.16)		(0.42)		(0.47)		(0.35)		(0.53)		(0.65)
Net Asset Value, End of Period	$10.56		$10.80		$10.93		$9.97		$9.95		$12.96
Total Return(3)	(0.42	)%(4)	2.76%		14.71	%(5)	3.68%		(19.83)%		0.79%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$808		$823		$871		$990		$1,049		$1,444
Ratio of Expenses Before Expense Limitation	1.55	%(6)	1.67%		1.57%		1.59%		1.43%		N/A
Ratio of Expenses After Expense Limitation	1.47	%(6)(7)	1.47	%(7)	0.93	%(7)(8)	1.47	%(7)	1.43	%(7)	1.33	%(7)
Ratio of Net Investment Income	3.77	%(6)(7)	3.93	%(7)	4.62	%(7)(8)	3.60	%(7)	1.84	%(7)	1.27	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	70	%(4)	117%		183%		134%		110%		125%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and/or sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and/or sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	1.45%	4.10%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026

Financial Highlights (cont'd)

Corporate Bond Portfolio

	Class C
	Six Months Ended March 31, 2026		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$10.72		$10.85		$9.90		$9.89		$12.87		$13.41
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.19		0.38		0.44		0.34		0.16		0.10
Net Realized and Unrealized Gain (Loss)	(0.28)		(0.12)		0.95		(0.01)		(2.65)		(0.05)
Total from Investment Operations	(0.09)		0.26		1.39		0.33		(2.49)		0.05
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		(0.39)		(0.44)		(0.32)		(0.14)		(0.11)
Net Realized Gain	—		—		—		—		(0.35)		(0.48)
Total Distributions	(0.15)		(0.39)		(0.44)		(0.32)		(0.49)		(0.59)
Net Asset Value, End of Period	$10.48		$10.72		$10.85		$9.90		$9.89		$12.87
Total Return(2)	(0.56	)%(3)	2.49%		14.39	%(4)	3.28%		(20.05)%		0.28%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,615		$1,308		$1,533		$1,174		$1,491		$3,111
Ratio of Expenses Before Expense Limitation	1.95	%(5)	2.08%		2.02%		2.08%		1.92%		1.81%
Ratio of Expenses After Expense Limitation	1.75	%(5)(6)	1.75	%(6)	1.31	%(6)(7)	1.79	%(6)	1.80	%(6)	1.80	%(6)
Ratio of Net Investment Income	3.49	%(5)(6)	3.65	%(6)	4.25	%(6)(7)	3.29	%(6)	1.40	%(6)	0.80	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	70	%(3)	117%		183%		134%		110%		125%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and/or sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and/or sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	1.75%	3.81%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026

Consolidated Financial Highlights

Discovery Portfolio

	Class I
	Six Months Ended March 31, 2026		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$27.11		$17.54		$12.39		$12.06		$42.00		$38.19
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.05)		(0.11)		(0.07)		(0.03)		(0.14)		(0.24)
Net Realized and Unrealized Gain (Loss)	(5.24)		9.68		5.22		0.36		(19.69)		7.35
Total from Investment Operations	(5.29)		9.57		5.15		0.33		(19.83)		7.11
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		—		(10.11)		(3.30)
Net Asset Value, End of Period	$21.82		$27.11		$17.54		$12.39		$12.06		$42.00
Total Return(2)	(19.59	)%(3)	54.56%		41.57	%(4)	2.74%		(61.26)%		18.36%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$243,994		$509,063		$335,470		$294,703		$416,283		$1,719,520
Ratio of Expenses Before Expense Limitation	0.79	%(5)	0.75%		0.76%		0.74%		0.77%		N/A
Ratio of Expenses After Expense Limitation	0.78	%(5)(6)	0.74	%(6)	0.72	%(6)(7)	0.74	%(6)	0.77	%(6)	0.72	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.78	%(5)(6)	N/A		N/A		N/A		N/A		0.72	%(6)
Ratio of Net Investment Loss	(0.38	)%(5)(6)	(0.48	)%(6)	(0.46	)%(6)(7)	(0.28	)%(6)	(0.58	)%(6)	(0.54	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	27	%(3)	88%		46%		51%		67%		115%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and/or sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and/or sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
September 30, 2024	0.76%	(0.50)%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026

Consolidated Financial Highlights (cont'd)

Discovery Portfolio

	Class A
	Six Months Ended March 31, 2026		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$18.30		$11.87		$8.41		$8.21		$32.12		$29.92
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.05)		(0.12)		(0.07)		(0.05)		(0.14)		(0.27)
Net Realized and Unrealized Gain (Loss)	(3.54)		6.55		3.53		0.25		(13.66)		5.77
Total from Investment Operations	(3.59)		6.43		3.46		0.20		(13.80)		5.50
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		—		(10.11)		(3.30)
Net Asset Value, End of Period	$14.71		$18.30		$11.87		$8.41		$8.21		$32.12
Total Return(2)	(19.67	)%(3)	54.17%		41.14	%(4)	2.44%		(61.35)%		18.02%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$332,656		$486,165		$392,991		$422,575		$527,685		$1,944,335
Ratio of Expenses Before Expense Limitation	1.04	%(5)	1.03%		1.02%		1.02%		1.03%		N/A
Ratio of Expenses After Expense Limitation	1.04	%(5)(6)	1.02	%(6)	0.98	%(6)(7)	1.01	%(6)	1.03	%(6)	1.00	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.04	%(5)(6)	N/A		N/A		N/A		N/A		1.00	%(6)
Ratio of Net Investment Loss	(0.64	)%(5)(6)	(0.76	)%(6)	(0.73	)%(6)(7)	(0.56	)%(6)	(0.85	)%(6)	(0.81	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	27	%(3)	88%		46%		51%		67%		115%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and/or sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and/or sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
September 30, 2024	1.02%	(0.77)%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026

Consolidated Financial Highlights (cont'd)

Discovery Portfolio

	Class L
	Six Months Ended March 31, 2026		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$13.60		$8.87		$6.31		$6.20		$27.00		$25.69
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.07)		(0.15)		(0.09)		(0.07)		(0.16)		(0.36)
Net Realized and Unrealized Gain (Loss)	(2.63)		4.88		2.65		0.18		(10.53)		4.97
Total from Investment Operations	(2.70)		4.73		2.56		0.11		(10.69)		4.61
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		—		(10.11)		(3.30)
Net Asset Value, End of Period	$10.90		$13.60		$8.87		$6.31		$6.20		$27.00
Total Return(2)	(19.93	)%(3)	53.33%		40.57	%(4)	1.77%		(61.52)%		17.48%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,552		$6,263		$4,818		$4,197		$4,704		$13,762
Ratio of Expenses Before Expense Limitation	1.57	%(5)	1.56%		1.55%		1.56%		1.51%		N/A
Ratio of Expenses After Expense Limitation	1.56	%(5)(6)	1.55	%(6)	1.51	%(6)(7)	1.55	%(6)	1.51	%(6)	1.44	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.56	%(5)(6)	N/A		N/A		N/A		N/A		1.44	%(6)
Ratio of Net Investment Loss	(1.17	)%(5)(6)	(1.28	)%(6)	(1.26	)%(6)(7)	(1.10	)%(6)	(1.33	)%(6)	(1.26	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	27	%(3)	88%		46%		51%		67%		115%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and/or sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and/or sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
September 30, 2024	1.55%	(1.30)%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026

Consolidated Financial Highlights (cont'd)

Discovery Portfolio

	Class C
	Six Months Ended March 31, 2026		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$16.39		$10.71		$7.65		$7.52		$30.51		$28.74
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.10)		(0.21)		(0.14)		(0.10)		(0.24)		(0.49)
Net Realized and Unrealized Gain (Loss)	(3.17)		5.89		3.20		0.23		(12.64)		5.56
Total from Investment Operations	(3.27)		5.68		3.06		0.13		(12.88)		5.07
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		—		(10.11)		(3.30)
Net Asset Value, End of Period	$13.12		$16.39		$10.71		$7.65		$7.52		$30.51
Total Return(2)	(20.01	)%(3)	53.03%		40.00	%(4)	1.73%		(61.66)%		17.21%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,464		$15,961		$13,248		$13,434		$15,363		$59,936
Ratio of Expenses Before Expense Limitation	1.80	%(5)	1.78%		1.80%		1.80%		1.77%		N/A
Ratio of Expenses After Expense Limitation	1.79	%(5)(6)	1.77	%(6)	1.76	%(6)(7)	1.79	%(6)	1.77	%(6)	1.71	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.79	%(5)(6)	N/A		N/A		N/A		N/A		1.71	%(6)
Ratio of Net Investment Loss	(1.40	)%(5)(6)	(1.51	)%(6)	(1.51	)%(6)(7)	(1.34	)%(6)	(1.59	)%(6)	(1.52	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	27	%(3)	88%		46%		51%		67%		115%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and/or sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and/or sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
September 30, 2024	1.80%	(1.55)%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026

Consolidated Financial Highlights (cont'd)

Discovery Portfolio

	Class R6(1)
	Six Months Ended March 31, 2026		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$27.82		$17.98		$12.69		$12.34		$42.67		$38.72
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.03)		(0.09)		(0.05)		(0.02)		(0.10)		(0.19)
Net Realized and Unrealized Gain (Loss)	(5.39)		9.93		5.34		0.37		(20.12)		7.44
Total from Investment Operations	(5.42)		9.84		5.29		0.35		(20.22)		7.25
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		—		(10.11)		(3.30)
Net Asset Value, End of Period	$22.40		$27.82		$17.98		$12.69		$12.34		$42.67
Total Return(3)	(19.52	)%(4)	54.73%		41.69	%(5)	2.84%		(61.20)%		18.47%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$152,372		$213,751		$152,339		$170,794		$194,806		$547,683
Ratio of Expenses Before Expense Limitation	0.64	%(6)	0.63%		0.65%		0.65%		0.64%		N/A
Ratio of Expenses After Expense Limitation	0.64	%(6)(7)	0.62	%(7)	0.61	%(7)(8)	0.64	%(7)	0.64	%(7)	0.61	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.64	%(6)(7)	N/A		N/A		N/A		N/A		0.61	%(7)
Ratio of Net Investment Loss	(0.24	)%(6)(7)	(0.36	)%(7)	(0.36	)%(7)(8)	(0.19	)%(7)	(0.45	)%(7)	(0.42	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.01%		0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	27	%(4)	88%		46%		51%		67%		115%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and/or sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and/or sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
September 30, 2024	0.65%	(0.40)%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026

Consolidated Financial Highlights

Global Strategist Portfolio

	Class I
	Six Months Ended March 31, 2026		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$20.37		$18.78		$15.34		$13.58		$18.74		$16.08
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.18		0.39		0.45		0.34		0.19		0.16
Net Realized and Unrealized Gain (Loss)	(0.19)		1.68		2.99		1.51		(3.94)		2.73
Total from Investment Operations	(0.01)		2.07		3.44		1.85		(3.75)		2.89
Distributions from and/or in Excess of:
Net Investment Income	(0.73)		(0.25)		—		(0.09)		(0.12)		(0.22)
Net Realized Gain	(0.59)		(0.23)		—		—		(1.29)		(0.01)
Total Distributions	(1.32)		(0.48)		—		(0.09)		(1.41)		(0.23)
Net Asset Value, End of Period	$19.04		$20.37		$18.78		$15.34		$13.58		$18.74
Total Return(2)	(0.15	)%(3)	11.25%		22.35	%(4)	13.72%		(21.73)%		18.10%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$16,496		$19,691		$18,622		$16,888		$17,886		$26,745
Ratio of Expenses Before Expense Limitation	0.80	%(5)	0.83%		0.81%		0.85%		0.83%		0.76%
Ratio of Expenses After Expense Limitation	0.73	%(5)(6)	0.72	%(6)	0.69	%(6)(7)	0.72	%(6)	0.72	%(6)	0.73	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		0.73	%(6)
Ratio of Net Investment Income	1.85	%(5)(6)	2.11	%(6)	2.62	%(6)(7)	2.23	%(6)	1.13	%(6)	0.90	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.02%		0.02%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	34	%(3)	92%		93%		91%		93%		115%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and/or sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and/or sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	0.72%	2.59%

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026

Consolidated Financial Highlights (cont'd)

Global Strategist Portfolio

	Class A
	Six Months Ended March 31, 2026		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$19.99		$18.45		$15.12		$13.41		$18.53		$15.91
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.15		0.33		0.39		0.29		0.14		0.12
Net Realized and Unrealized Gain (Loss)	(0.18)		1.64		2.94		1.50		(3.90)		2.68
Total from Investment Operations	(0.03)		1.97		3.33		1.79		(3.76)		2.80
Distributions from and/or in Excess of:
Net Investment Income	(0.67)		(0.20)		—		(0.08)		(0.07)		(0.17)
Net Realized Gain	(0.59)		(0.23)		—		—		(1.29)		(0.01)
Total Distributions	(1.26)		(0.43)		—		(0.08)		(1.36)		(0.18)
Net Asset Value, End of Period	$18.70		$19.99		$18.45		$15.12		$13.41		$18.53
Total Return(2)	(0.30	)%(3)	10.92%		22.02	%(4)	13.35%		(21.99)%		17.72%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$132,658		$142,180		$144,645		$134,213		$134,814		$188,317
Ratio of Expenses Before Expense Limitation	1.03	%(5)	1.05%		1.01%		1.04%		1.05%		1.02%
Ratio of Expenses After Expense Limitation	1.02	%(5)(6)	1.03	%(6)	0.96	%(6)(7)	1.01	%(6)	1.04	%(6)	1.01	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		1.01	%(6)
Ratio of Net Investment Income	1.56	%(5)(6)	1.80	%(6)	2.34	%(6)(7)	1.93	%(6)	0.84	%(6)	0.67	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.02%		0.02%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	34	%(3)	92%		93%		91%		93%		115%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and/or sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and/or sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	0.99%	2.31%
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026

Consolidated Financial Highlights (cont'd)

Global Strategist Portfolio

	Class L
	Six Months Ended March 31, 2026		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$19.44		$17.96		$14.79		$13.17		$18.24		$15.67
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.10		0.23		0.30		0.21		0.05		0.03
Net Realized and Unrealized Gain (Loss)	(0.18)		1.59		2.87		1.47		(3.83)		2.64
Total from Investment Operations	(0.08)		1.82		3.17		1.68		(3.78)		2.67
Distributions from and/or in Excess of:
Net Investment Income	(0.57)		(0.11)		—		(0.06)		—		(0.09)
Net Realized Gain	(0.59)		(0.23)		—		—		(1.29)		(0.01)
Total Distributions	(1.16)		(0.34)		—		(0.06)		(1.29)		(0.10)
Net Asset Value, End of Period	$18.20		$19.44		$17.96		$14.79		$13.17		$18.24
Total Return(2)	(0.55	)%(3)	10.34%		21.43	%(4)	12.69%		(22.33)%		17.09%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,413		$11,008		$11,033		$9,768		$9,674		$13,359
Ratio of Expenses Before Expense Limitation	1.54	%(5)	1.58%		1.53%		1.56%		1.56%		1.53%
Ratio of Expenses After Expense Limitation	1.53	%(5)(6)	1.56	%(6)	1.48	%(6)(7)	1.54	%(6)	1.55	%(6)	1.52	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		1.52	%(6)
Ratio of Net Investment Income	1.05	%(5)(6)	1.27	%(6)	1.83	%(6)(7)	1.40	%(6)	0.34	%(6)	0.16	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.02%		0.02%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	34	%(3)	92%		93%		91%		93%		115%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and/or sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and/or sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	1.51%	1.80%

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026

Consolidated Financial Highlights (cont'd)

Global Strategist Portfolio

	Class C
	Six Months Ended March 31, 2026		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$19.09		$17.57		$14.52		$12.96		$18.02		$15.49
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.07		0.18		0.24		0.16		0.02		(0.02)
Net Realized and Unrealized Gain (Loss)	(0.18)		1.57		2.81		1.45		(3.79)		2.61
Total from Investment Operations	(0.11)		1.75		3.05		1.61		(3.77)		2.59
Distributions from and/or in Excess of:
Net Investment Income	(0.50)		—		—		(0.05)		—		(0.05)
Net Realized Gain	(0.59)		(0.23)		—		—		(1.29)		(0.01)
Total Distributions	(1.09)		(0.23)		—		(0.05)		(1.29)		(0.06)
Net Asset Value, End of Period	$17.89		$19.09		$17.57		$14.52		$12.96		$18.02
Total Return(2)	(0.75	)%(3)	10.11%		21.01	%(4)	12.45%		(22.62)%		16.79%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$680		$834		$1,076		$1,457		$1,771		$2,236
Ratio of Expenses Before Expense Limitation	2.04	%(5)	2.20%		1.98%		1.97%		1.92%		1.90%
Ratio of Expenses After Expense Limitation	1.83	%(5)(6)	1.82	%(6)	1.79	%(6)(7)	1.82	%(6)	1.82	%(6)	1.83	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		1.83	%(6)
Ratio of Net Investment Income (Loss)	0.75	%(5)(6)	1.01	%(6)	1.52	%(6)(7)	1.13	%(6)	0.11	%(6)	(0.11	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.02%		0.02%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	34	%(3)	92%		93%		91%		93%		115%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and/or sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and/or sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	1.82%	1.49%

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026

Consolidated Financial Highlights (cont'd)

Global Strategist Portfolio

	Class R6(1)
	Six Months Ended March 31, 2026		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$20.39		$18.80		$15.35		$13.59		$18.75		$16.10
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.19		0.41		0.46		0.35		0.20		0.20
Net Realized and Unrealized Gain (Loss)	(0.19)		1.67		2.99		1.50		(3.94)		2.69
Total from Investment Operations	—		2.08		3.45		1.85		(3.74)		2.89
Distributions from and/or in Excess of:
Net Investment Income	(0.74)		(0.26)		—		(0.09)		(0.13)		(0.23)
Net Realized Gain	(0.59)		(0.23)		—		—		(1.29)		(0.01)
Total Distributions	(1.33)		(0.49)		—		(0.09)		(1.42)		(0.24)
Net Asset Value, End of Period	$19.06		$20.39		$18.80		$15.35		$13.59		$18.75
Total Return(3)	(0.13	)%(4)	11.35%		22.48	%(5)	13.64%		(21.67)%		18.07%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$397,640		$398,097		$438,676		$350,527		$246,919		$307,783
Ratio of Expenses Before Expense Limitation	0.67	%(6)	0.68%		0.68%		0.70%		0.71%		N/A
Ratio of Expenses After Expense Limitation	0.66	%(6)(7)	0.66	%(7)	0.63	%(7)(8)	0.68	%(7)	0.69	%(7)	0.68	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		0.68	%(7)
Ratio of Net Investment Income	1.92	%(6)(7)	2.17	%(7)	2.67	%(7)(8)	2.26	%(7)	1.22	%(7)	1.06	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.02%		0.02%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	34	%(4)	92%		93%		91%		93%		115%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and/or sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and/or sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	0.66%	2.64%

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026

Financial Highlights

Ultra-Short Income Portfolio

	Class IR
	Six Months Ended March 31, 2026		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2025	2024		2023	2022	2021
Net Asset Value, Beginning of Period	$9.99		$10.00	$9.98		$9.97	$9.98	$9.99
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.20		0.46	0.55		0.48	0.10	0.02
Net Realized and Unrealized Gain (Loss)	(0.01)		(0.01)	0.02		0.01	(0.02)	(0.01)
Total from Investment Operations	0.19		0.45	0.57		0.49	0.08	0.01
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.46)	(0.55)		(0.48)	(0.09)	(0.02)
Net Asset Value, End of Period	$9.98		$9.99	$10.00		$9.98	$9.97	$9.98
Total Return(2)	1.90	%(3)	4.61%	5.93	%(4)	5.03%	0.79%	0.10%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12,450,735		$9,301,657	$5,527,625		$4,879,799	$4,945,966	$5,014,307
Ratio of Expenses Before Expense Limitation	0.29	%(5)	0.30%	0.30%		0.30%	0.29%	0.30%
Ratio of Expenses After Expense Limitation	0.25	%(5)	0.25%	0.25%		0.25%	0.20%	0.18%
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.25	%(5)	N/A	N/A		N/A	N/A	N/A
Ratio of Net Investment Income	3.97	%(5)	4.59%	5.54%		4.82%	0.96%	0.21%
Portfolio Turnover Rate	N/A(6)		N/A(6)	N/A(6)		N/A(6)	N/A(6)	N/A(6)

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class IR shares.

(5)  Annualized.

(6)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026

Financial Highlights (cont'd)

Ultra-Short Income Portfolio

	Institutional Class
	Six Months Ended March 31, 2026		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2025		2024		2023	2022	2021
Net Asset Value, Beginning of Period	$9.99		$10.00		$9.98		$9.97	$9.98	$9.99
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.20		0.45		0.55		0.47	0.08	0.02
Net Realized and Unrealized Gain (Loss)	(0.01)		(0.00	)(2)	0.02		0.01	(0.01)	(0.01)
Total from Investment Operations	0.19		0.45		0.57		0.48	0.07	0.01
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.46)		(0.55)		(0.47)	(0.08)	(0.02)
Net Asset Value, End of Period	$9.98		$9.99		$10.00		$9.98	$9.97	$9.98
Total Return(3)	1.88	%(4)	4.56%		5.88	%(5)	4.97%	0.74%	0.05%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$936,378		$834,630		$979,257		$1,447,215	$2,006,592	$1,834,410
Ratio of Expenses Before Expense Limitation	0.34	%(6)	0.35%		0.35%		0.35%	0.34%	0.35%
Ratio of Expenses After Expense Limitation	0.30	%(6)	0.30%		0.30%		0.30%	0.25%	0.23%
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.30	%(6)	N/A		N/A		N/A	N/A	N/A
Ratio of Net Investment Income	3.92	%(6)	4.54%		5.50%		4.77%	0.79%	0.16%
Portfolio Turnover Rate	N/A(7)		N/A(7)		N/A(7)		N/A(7)	N/A(7)	N/A(7)

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Institutional Class shares.

(6)  Annualized.

(7)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026

Financial Highlights (cont'd)

Ultra-Short Income Portfolio

	Class A
	Six Months Ended March 31, 2026		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2025	2024		2023	2022	2021
Net Asset Value, Beginning of Period	$9.99		$9.99	$9.98		$9.97	$9.98	$9.99
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.19		0.44	0.54		0.47	0.07	0.01
Net Realized and Unrealized Gain (Loss)	(0.01)		0.01	0.01		0.01	0.00 (2)	(0.01)
Total from Investment Operations	0.18		0.45	0.55		0.48	0.07	(0.00	)(2)
Distributions from and/or in Excess of:
Net Investment Income	(0.19)		(0.45)	(0.54)		(0.47)	(0.08)	(0.01)
Net Asset Value, End of Period	$9.98		$9.99	$9.99		$9.98	$9.97	$9.98
Total Return(3)	1.83	%(4)	4.56%	5.69	%(5)	4.92%	0.67%	(0.03)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,874,244		$5,049,587	$4,724,268		$4,851,003	$4,451,324	$5,973,299
Ratio of Expenses Before Expense Limitation	0.54	%(6)	0.55%	0.55%		0.55%	0.54%	0.55%
Ratio of Expenses After Expense Limitation	0.40	%(6)	0.40%	0.37%		0.35%	0.31%	0.32%
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.40	%(6)	N/A	N/A		N/A	N/A	N/A
Ratio of Net Investment Income	3.82	%(6)	4.44%	5.42%		4.72%	0.70%	0.08%
Portfolio Turnover Rate	N/A(7)		N/A(7)	N/A(7)		N/A(7)	N/A(7)	N/A(7)

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(6)  Annualized.

(7)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of four separate, active, diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each Fund's Statements of Assets and Liabilities through the date that the financial statements were issued.

Investment objectives of each Fund are as follows:

Fund	Basis of Financial Statements	Fund Objective	Issued Classes
Corporate Bond Portfolio		Seeks above-average total return over a market cycle of three to five years.	I, A, L, C
Discovery Portfolio	consolidated	Seeks long-term capital growth.	I, A, L, C, R6
Global Strategist Portfolio	consolidated	Seeks above-average total return over a market cycle of three to five years.	I, A, L, C, R6
Ultra-Short Income Portfolio		Seeks current income with capital preservation while maintaining liquidity.	IR, Institutional, A

Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, each Fund (except Ultra-Short Income) suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of each Fund (except Ultra-Short Income) may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Certain Funds may invest up to 25% of their total assets in a wholly-owned subsidiary organized as a company under the laws of the Cayman Islands, Discovery Cayman Portfolio, Ltd. and Global Strategist Cayman Portfolio, Ltd. (the "Subsidiary"). Discovery Cayman Portfolio, Ltd. may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). Global Strategist Cayman Portfolio, Ltd. may invest directly or indirectly through the use of derivatives, in securities, commodities, commodity related instruments and other investments, primarily futures, swaps and notes. The Funds are the sole shareholder of their respective Subsidiaries in which they invest, and it is not currently expected that shares of each Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Funds and their respective Subsidiaries. All intercompany accounts and transactions of the Funds and their respective Subsidiaries have been eliminated in consolidation and all accounting policies of the respective Subsidiaries are consistent with those of the Funds. A Fund generally will not consolidate an investment in a company other than a wholly-owned or substantially wholly-owned investment company subsidiary or a controlled operating company whose business consists of providing services to a Fund. As of March 31, 2026, the following table represents the percentage of net assets of each Subsidiary.

Fund	Subsidiary	Net Asset Value (000)	% of Net Asset Value
Discovery Portfolio	Discovery Cayman Portfolio, Ltd.	$17,007	2.29%
Global Strategist Portfolio	Global Strategist Cayman Portfolio, Ltd.	14,113	2.53

Investments in the Subsidiaries are expected to provide the Funds with exposure to the commodity or bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of each

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Notes to Financial Statements (cont'd)

Fund's taxable income and distributions. If such changes occur, each Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) OTC swaps may be valued by an outside pricing service approved by the Trust's Board of Trustees (the "Trustees") or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (6) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; (7) fixed income securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (Global Strategist Portfolio) (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (8) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or Sub-Adviser determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Funds use a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (9) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Notes to Financial Statements (cont'd)

Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including each Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund's investments as of March 31, 2026:

Corporate Bond Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$151,777	$—	$151,777
Preferred Stock
Wireless Telecommunication Services	360	—	—	360
Short-Term Investments
Investment Company	2,384	—	—	2,384
U.S. Treasury Security	—	833	—	833
Total Short-Term Investments	2,384	833	—	3,217
Futures Contracts	356	—	—	356
Total Assets	3,100	152,610	—	155,710
Liabilities:
Foreign Currency Forward Exchange Contract	—	(1)	—	(1)
Futures Contracts	(648)	—	—	(648)
Total Liabilities	(648)	(1)	—	(649)
Total	$2,452	$152,609	$—	$155,061

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Notes to Financial Statements (cont'd)

Discovery Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks	$654,782	$—	$—	$654,782
Preferred Stock
Software	—	—	54,635	54,635
Investment Company	17,011	—	—	17,011
Warrants	65	—	—	65
Call Options Purchased	—	794	—	794
Short-Term Investments
Investment Company	24,955	—	—	24,955
Repurchase Agreements	—	3,145	—	3,145
Total Short-Term Investments	24,955	3,145	—	28,100
Total Assets	$696,813	$3,939	$54,635	$755,387

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred Stock (000)	Derivative Contract — PIPE (000)
Beginning Balance	$37,992	$(5,142)
Purchases	—	—
Sales	—	—
PIPE transactions	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	5,142
Change in unrealized appreciation (depreciation)	16,643	—
Realized gains (losses)	—	—
Ending Balance	$54,635	$—
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2026	$16,643	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2026. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of March 31, 2026:

	Fair Value at March 31, 2026 (000)	Valuation Technique	Unobservable Input	Amount		Impact to Valuation from an Increase in Input*
Preferred Stock	$54,635	Market Transaction Method	Precedent Transaction	$190.00		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	11.5%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	17.9	x	Increase
			Discount for Lack of Marketability	18.0%		Decrease

*  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Notes to Financial Statements (cont'd)

Global Strategist Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$22,010	$—		$22,010
Asset-Backed Securities	—	4,390	—		4,390
Commercial Mortgage-Backed Securities	—	3,988	—		3,988
Corporate Bonds	—	36,627	—		36,627
Mortgages — Other	—	7,418	—		7,418
Municipal Bond	—	210	—		210
Sovereign	—	129,065	—		129,065
Supranational	—	4,621	—		4,621
U.S. Treasury Securities	—	50,372	—		50,372
Total Fixed Income Securities	—	258,701	—		258,701
Common Stocks
Aerospace & Defense	4,408	2,545	—		6,953
Air Freight & Logistics	615	372	—		987
Automobile Components	107	109	—		216
Automobiles	3,899	623	—		4,522
Banks	9,626	9,198	—		18,824
Beverages	2,107	687	—		2,794
Biotechnology	3,558	449	—		4,007
Broadline Retail	7,079	512	—		7,591
Building Products	912	457	—		1,369
Capital Markets	5,930	1,957	—		7,887
Chemicals	2,194	1,146	—		3,340
Commercial Services & Supplies	1,139	171	—		1,310
Communications Equipment	1,861	273	—		2,134
Construction & Engineering	733	600	—		1,333
Construction Materials	553	271	—		824
Consumer Finance	1,140	—	—		1,140
Consumer Staples Distribution & Retail	4,076	649	—		4,725
Containers & Packaging	370	—	—		370
Distributors	47	15	—		62
Diversified Consumer Services	—	29	—		29
Diversified REITs	47	101	—		148
Diversified Telecommunication Services	1,718	1,289	—		3,007
Electric Utilities	3,170	1,525	—		4,695
Electrical Equipment	2,265	1,871	—		4,136
Electronic Equipment, Instruments & Components	1,716	147	—		1,863
Energy Equipment & Services	549	40	—	†	589	†
Entertainment	2,736	90	—		2,826
Financial Services	6,081	646	—		6,727
Food Products	808	1,466	—		2,274
Gas Utilities	158	160	—		318
Ground Transportation	2,090	25	—		2,115
Health Care Equipment & Supplies	3,207	784	—		3,991
Health Care Providers & Services	7,678	178	—		7,856
Health Care REITs	607	—	—		607
Health Care Technology	88	17	—		105
Hotels, Restaurants & Leisure	3,395	630	—		4,025
Household Durables	4,738	18	—		4,756
Household Products	1,497	292	—		1,789
Independent Power & Renewable Electricity Producers	191	233	—		424
Industrial Conglomerates	710	935	—		1,645
Industrial REITs	394	200	—		594
Information Technology Services	2,636	64	—		2,700
Insurance	4,038	3,561	—		7,599
Interactive Media & Services	14,138	86	—		14,224
Investment Company	—	—	—	†	—	†
Life Sciences Tools & Services	1,485	269	—		1,754
Machinery	3,463	1,471	—		4,934
Marine Transportation	—	126	—		126

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Media	$321	$119	$—		$440
Metals & Mining	2,520	2,442	—	†	4,962	†
Mortgage Real Estate Investment	44	—	—		44
Multi-Utilities	1,197	870	—		2,067
Office REITs	26	13	—		39
Oil, Gas & Consumable Fuels	8,896	3,013	—		11,909
Paper & Forest Products	—	119	—		119
Passenger Airlines	64	174	—		238
Personal Care Products	162	852	—		1,014
Pharmaceuticals	6,412	5,428	—		11,840
Professional Services	889	595	—		1,484
Real Estate Management & Development	232	447	—		679
Residential REITs	445	—	—		445
Retail REITs	463	197	—		660
Semiconductors & Semiconductor Equipment	27,102	2,417	—		29,519
Software	15,547	830	—		16,377
Specialized REITs	1,433	—	—		1,433
Specialty Retail	3,215	336	—		3,551
Tech Hardware, Storage & Peripherals	13,530	51	—		13,581
Textiles, Apparel & Luxury Goods	450	1,347	—		1,797
Tobacco	1,187	604	—		1,791
Trading Companies & Distributors	798	275	—		1,073
Transportation Infrastructure	—	260	—		260
Water Utilities	120	89	—		209
Wireless Telecommunication Services	407	147	—		554
Total Common Stocks	205,417	56,912	—	†	262,329	†
Rights	—	—	—	@	—	@
Warrants	—	—	—	†	—	†
Short-Term Investment
Investment Company	25,880	—	—		25,880
Foreign Currency Forward Exchange Contracts	—	3,708	—		3,708
Futures Contracts	2,260	—	—		2,260
Total Return Swap Agreements	—	2,903	—		2,903
Total Assets	233,557	322,224	—	@†	555,781	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(3,192)	—		(3,192)
Futures Contracts	(436)	—	—		(436)
Total Return Swap Agreements	—	(10,122)	—		(10,122)
Total Liabilities	(436)	(13,314)	—		(13,750)
Total	$233,121	$308,910	$—	@†	$542,031	†

†  Includes one or more securities valued at zero.

@  Value is less than $500.

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Notes to Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)		Rights (000)		Warrants (000)
Beginning Balance	$—	†	$—		$—	†
Purchases	—		—		—
Sales	—		—		—
Transfers in	—		—	@	—
Transfers out	—		—		—
Corporate actions	—		—		—
Change in unrealized appreciation (depreciation)	—		—		—
Realized gains (losses)	—		—		—
Ending Balance	$—	†	$—	@	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2026	$—		$—		$—

†  Includes one or more securities valued at zero.

@  Value is less than $500.

Ultra-Short Income Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$2,686,944	$—	$2,686,944
Commercial Paper	—	4,052,542	—	4,052,542
Corporate Bonds	—	2,211,012	—	2,211,012
Floating Rate Notes	—	5,078,772	—	5,078,772
Repurchase Agreements	—	4,117,000	—	4,117,000
Sovereign	—	49,671	—	49,671
Total Assets	$—	$18,195,941	$—	$18,195,941

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: Certain Funds may enter into repurchase agreements under which a Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

Ultra-Short Income Portfolio may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by the Fund's Adviser. Ultra-Short Income Portfolio will participate on a pro rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Repurchase Agreements which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Notes to Financial Statements (cont'd)

the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

4.  Foreign Currency Translation and Foreign Investments: The books and records of each Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the investments and other assets and liabilities of certain funds are presented at the prevailing rates of exchange and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, each Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: Certain Funds may, but are not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Notes to Financial Statements (cont'd)

possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Funds' holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

These derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Funds to liquidate portfolio positions when it may not be advantageous to do so to satisfy their obligations or may cause the Funds to be more volatile than if the Funds had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Funds' investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Funds used during the period and their associated risks:

Options: With respect to options, a Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by a Fund. A Fund may purchase and/or sell put and call options. Purchasing call options tends to increase a Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease a Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, a Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statements of Assets and Liabilities. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. As the buyer of a call option, a Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, a Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to a Fund, minus the premium paid. As the buyer of a put option, a Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, a Fund could exercise the option and sell the underlying security at an above-market price, which could result in a gain to a Fund, minus the premium paid. Premiums paid for purchasing options which expired are treated as realized losses. When options are purchased OTC, a Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and a Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Foreign Currency Forward Exchange Contracts: In connection with their investments in foreign securities, certain Funds also entered into contracts with banks and brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Notes to Financial Statements (cont'd)

contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which a Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by a Fund as unrealized gain or loss. A Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by a Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Private Investment in Public Equity: Certain Funds may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the trust's securities. A Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity.

At March 31, 2026, the Fund did not have any Derivative Contract — PIPE in the Consolidated Portfolio of Investments.

Swaps: Certain Funds may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, a Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by a Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission ("CFTC") approval of contracts for central clearing and exchange trading.

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Notes to Financial Statements (cont'd)

Certain Funds may enter into total return swaps in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swaps may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty.

Certain Funds may enter into interest rate swaps which is an agreement between two parties to exchange their respective commitments to pay or receive interest. Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate swaps is typically limited to the net amount of interest payments that a Fund is contractually obligated to make.

When a Fund has an unrealized loss on an OTC swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statements of Assets and Liabilities.

Upfront payments paid or received by a Fund will be reflected as an asset or liability, respectively, in the Statements of Assets and Liabilities. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. For OTC swaps, once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreement in the Statements Operations, in addition to any realized gains (loss) recorded upon the termination of swap agreements.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on a Fund's financial position and results of operations.

The following tables set forth the fair value of each Fund's derivative contracts by primary risk exposure as of March 31, 2026:

Fund Derivative	Asset Derivatives Statements of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Corporate Bond Portfolio
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	$356	(a)
Discovery Portfolio
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	794	(b)
Global Strategist Portfolio
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	3,708
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	1,726	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	534	(a)

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Notes to Financial Statements (cont'd)

Fund Derivative	Asset Derivatives Statements of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Global Strategist Portfolio (cont'd)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	$2,903
Total			$8,871

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statements of Assets and Liabilities only reflects the current day's net variation margin.

(b) Amounts are included in Investments in Securities in the Statements of Assets and Liabilities.

Fund Derivative	Liability Derivatives Statements of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Corporate Bond Portfolio
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(1)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(648	)(a)
Total			$(649)
Global Strategist Portfolio
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	(3,192)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(101	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(335	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(10,122)
Total			$(13,750)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statements of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure each Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2026 in accordance with ASC 815:

Fund Derivative	Primary Risk Exposure	Realized Gain (Loss) (000)
Corporate Bond Portfolio
Foreign Currency Forward Exchange Contracts	Currency Risk	$9
Future Contracts	Interest Rate Risk	401
Total		$410
Discovery Portfolio
Investments (Purchased Options)	Currency Risk	(3,172	)(a)
Global Strategist Portfolio
Foreign Currency Forward Exchange Contracts	Currency Risk	(758)
Future Contracts	Equity Risk	(93)
Future Contracts	Interest Rate Risk	(14)
Swap Agreements	Equity Risk	11,600
Swap Agreements	Interest Rate Risk	14
Total		$10,749

(a) Amounts are included in Realized Gain (Loss) on Investments Sold in the Statements of Operations.

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Notes to Financial Statements (cont'd)

Fund Derivative	Primary Risk Exposure	Change in Unrealized Appreciation (Depreciation) (000)
Corporate Bond Portfolio
Foreign Currency Forward Exchange Contracts	Currency Risk	$(1)
Future Contracts	Interest Rate Risk	(490)
Total		$(491)
Discovery Portfolio
Investments (Purchased Options)	Currency Risk	1,551 (a)
Derivative Contracts — PIPE	Equity Risk	5,142
Total		$6,693
Global Strategist Portfolio
Foreign Currency Forward Exchange Contracts	Currency Risk	360
Futures Contracts	Equity Risk	1,623
Future Contracts	Interest Rate Risk	214
Swap Agreements	Equity Risk	(10,123)
Total		$(7,926)

(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Statement of Operations.

At March 31, 2026, each Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities
Derivatives(a)	Assets(b) (000)		Liabilities(b) (000)
Corporate Bond Portfolio
Foreign Currency Forward Exchange Contracts	$—		$(1)
Discovery Portfolio
Purchased Options	794	(c)	—
Global Strategist Portfolio
Foreign Currency Forward Exchange Contracts	3,708		(3,192)
Swap Agreements	2,903		(10,122)
Total	$6,611		$(13,314)

(a) Excludes exchange-traded derivatives.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

(c) Amounts are included in Investments in Securities in the Statements of Assets and Liabilities.

A Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between a Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event a Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of a Fund's net liability may be delayed or denied.

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Notes to Financial Statements (cont'd)

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2026:

Corporate Bond Portfolio

Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statements of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$1	$—	$—	$1

Discovery Portfolio

Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statements of Assets and Liabilities (a) (000)		Financial Instrument (000)	Collateral Received(b) (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$513		$—	$(513)	$0
Goldman Sachs & Co. LLC	—	@	—	(— @)	0
Standard Chartered Bank	282		—	(282)	0
Total	$795		$—	$(795)	$0

(a) Amounts are included in Investments in Securities in the Statements of Assets and Liabilities.

(b) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

Global Strategist Portfolio

Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statements of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(a) (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$1,530	$(649)	$(881)	$0
BNP Paribas SA	519	(305)	—	214
Citibank NA	— @	(— @)	—	0
Goldman Sachs International	2,719	(2,478)	(241)	0
JPMorgan Chase Bank NA	627	(627)	—	0
Standard Chartered Bank	19	—	—	19
UBS AG	1,197	(1,197)	—	0
Total	$6,611	$(5,256)	$(1,122)	$233
Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statements of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged(a) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$2	$—	$—	$2
Barclays Bank PLC	649	(649)	—	0
BNP Paribas SA	1,416	(305)	(1,111)	0
Citibank NA	2	(— @)	—	2
Goldman Sachs International	5,631	(2,478)	(2,760)	393
JPMorgan Chase Bank NA	2,051	(627)	(1,424)	0
Royal Bank of Canada	1	—	—	1
UBS AG	3,562	(1,197)	(2365)	0
Total	$13,314	$(5,256)	$(7,660)	$398

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Notes to Financial Statements (cont'd)

(a) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

@ Value is less than $500.

For the six months ended March 31, 2026, the approximate average monthly amount outstanding for each derivative type is as follows:

	Corporate Bond Portfolio (000)	Discovery Portfolio (000)	Global Strategist Portfolio (000)
Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$572	$—	$205,297
Futures Contracts:
Average monthly notional value	$55,211	$—	$94,062
Purchased Options:
Average monthly notional amount	—	$1,414,262	—
Swap Agreements:
Average monthly notional amount	$—	$—	$147,739

6.  Restricted Securities: Certain Funds invest in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and a Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, a Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that a Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. A Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

7.  When-Issued/Delayed Delivery Securities: Certain Funds purchase and sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to a Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to a Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

8.  Securities Lending: Certain Funds may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Funds' Statements of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due,

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Notes to Financial Statements (cont'd)

and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

A Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2026:

Gross Amount Not Offset in the Statements of Assets and Liabilities
Fund	Gross Asset Amount Presented in the Statements of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
Corporate Bond Portfolio	$1,353	(a)	$—	$(1,353	)(b)(c)	$0
Discovery Portfolio	9,732	(a)	—	(9,732	)(c)(d)	0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $1,377,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

(d) The Fund received cash collateral of approximately $9,817,000,which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of March 31, 2026:

Remaining Contractual Maturity of the Agreements
Fund	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 Days (000)	Total (000)
Corporate Bond Portfolio
Securities Lending Transactions
Corporate Bonds	$1,377	$—	$—	$—	$1,377
Total Borrowings	$1,377	$—	$—	$—	$1,377
Gross amount of recognized liabilities for securities lending transactions					$1,377
Discovery Portfolio
Securities Lending Transactions
Common Stocks	$9,817	$—	$—	$—	$9,817
Total Borrowings	$9,817	$—	$—	$—	$9,817
Gross amount of recognized liabilities for securities lending transactions					$9,817

9.  Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly (Ultra-Short Income Portfolio), declared and paid monthly (Corporate Bond Portfolio) and annually (Discovery Portfolio and Global Strategist Portfolio). Net realized capital gains, if any, are distributed at least annually.

11.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Notes to Financial Statements (cont'd)

foreign dividends which may be recorded as soon as the Funds are informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds are based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Certain Funds owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

12.  Segment Reporting: Each Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. The Funds' President acts as the Company's Chief Operating Decision Maker ("CODM"), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in each Fund's Financial Statements.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides each Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets.

The Adviser has agreed to reduce its advisory fees and/or reimburse each Fund so that total annual operating expenses excluding certain investments related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed the maximum expense ratios. The following table represents the annual advisory fee rates, the equivalent annual effective rates (net of waiver and/or rebate) and the maximum expense ratios at March 31, 2026.

			Maximum Expense Ratios
Fund	Advisory Fee Rates	Equivalent Annual Effective Rates	Class I	Class A	Class L	Class C	Class R6	Class IR	Institutional Class
Corporate Bond Portfolio	0.375%	0.30%	0.65%	1.00%	1.47%	1.75%	—%	—%	—%
Discovery Portfolio	0.50	0.50	0.80	1.15	1.65	1.90	0.73	—	—
Global Strategist Portfolio	0.45	0.44	0.74	1.09	1.59	1.84	0.71	—	—
Ultra-Short Income Portfolio	0.20	0.16	—	0.40	—	—	—	0.25	0.30

The fee waivers and/or expense reimbursements will continue for at least one year from the date of each Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended March 31, 2026, the Funds had advisory fees waived and/or certain other expenses reimbursed as follows:

Fund	Advisory Fees Waived and/or Reimbursed (000)	Other expenses were reimbursed by the Adviser (000)
Corporate Bond Portfolio	$48	$114
Global Strategist Portfolio	—	6
Ultra-Short Income Portfolio	3,679	25

The Adviser provides investment advisory services to each Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the respective Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the respective Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from each Subsidiary.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Adviser (Global Strategist Portfolio), a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser, subject to the control and supervision of the Funds, its Officers, Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Funds, make certain day-to-day investment

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Notes to Financial Statements (cont'd)

decisions for certain Funds and place certain of the Funds' purchase and sales orders. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Funds which receive these services.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of each Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Trust.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund share pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares (Corporate Bond, Discovery, Global Strategist and Ultra-Short Income Portfolios) and Institutional Class (Ultra-Short Income Portfolio) pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, each Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares and 0.05% attributable to the Institutional Class shares. The Distributor has agreed to waive the 12b-1 fees on Class A shares of Corporate Bond and Ultra-Short Income Portfolios to the extent they exceed 0.15% of the average daily net assets of such shares on an annualized basis. For the six months ended March 31, 2026, this waiver amounted to approximately $6,000 and $2,475,000, respectively.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, each Fund (except Ultra-Short Income Portfolio) pays the Distributor a distribution fee and a shareholder services fee, accrued daily and paid monthly of each Fund's average daily net assets attributable to Class L shares as follows:

Fund	Distribution Fee Ratio	Shareholder Services Fee Ratio
Corporate Bond Portfolio	0.25%	0.25%
Discovery Portfolio	0.50	0.25
Global Strategist Portfolio	0.50	0.25

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, each Fund (except Ultra-Short Income Portfolio) pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, 0.25% of each Fund's average daily net assets attributable to Class C shares.

The Distributor, Adviser and Administrator may also waive the shareholder services fees, advisory fees, administration fees and/or reimburse expenses to enable Ultra-Short Income Portfolio to maintain a minimum level of daily net investment income. This arrangement had no effect for the six months ended March 31, 2026. The Distributor, Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution- related and/or shareholder support services to investors who purchase Class A, Class L, Class C and Institutional Class shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to each Fund.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to Ultra-Short Income Portfolio with respect to certain direct transactions with the Fund.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to each Fund (except Ultra-Short Income Portfolio) pursuant to a Co-Transfer Agency Services Agreement. At March 31, 2026, the following

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Notes to Financial Statements (cont'd)

Funds had co-transfer agency fees and expenses incurred to EVM, which is included in "Transfer Agency Fees" in the Statements of Operations.

Fund	Value (000)
Corporate Bond Portfolio	$8
Discovery Portfolio	5
Global Strategist Portfolio	2

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly by each Fund based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: During the six months ended March 31, 2026, purchases and sales of investment securities excluding short-term investments for each Fund were as follows:

	Purchases		Sales
Fund	Government (000)	Non-Government (000)	Government (000)	Non-Government (000)
Corporate Bond Portfolio	$—	$124,496	$—	$97,268
Discovery Portfolio	2,655	254,499	3,206	532,507
Global Strategist Portfolio	88,108	120,331	76,308	111,516

Certain Funds invest in the Institutional Class of portfolios within the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. A summary of the Funds' transactions in shares of the Liquidity Funds during the six months ended March 31, 2026 were as follows:

Investments in the Liquidity Funds — Government Portfolio(1) and Treasury Securities Portfolio(2) — Institutional Class

Fund	Value September 30, 2025 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2026 (000)
Corporate Bond Portfolio(1)	$2,864	$46,737	$47,217	$47	$—	$—	$2,384
Discovery Portfolio(2)	64,358	246,217	285,620	408	—	—	24,955
Global Strategist Portfolio(1)	66,017	98,195	138,332	644	—	—	25,880

Investment advisory fees paid by the Funds are reduced by an amount equal to their pro-rata share of the advisory and administrations fees paid by the Funds due to their investments in the Liquidity Funds ("Rebate"). For the six months ended March 31, 2026, advisory fees paid were reduced for each Fund as follows:

Fund	Rebate Value (000)
Corporate Bond Portfolio	$2
Discovery Portfolio	21
Global Strategist Portfolio	25

For the six months ended March 31, 2026, the following Fund incurred brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Funds.

Fund	Value (000)
Discovery Portfolio	$4

Certain Funds are permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 under

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Notes to Financial Statements (cont'd)

the Act, which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Funds' Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the six months ended March 31, 2026, the Funds did not engage in any cross-trade transactions.

Certain Funds have an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Funds who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2026, included in "Trustees' Fees and Expenses" in the Statements of Operations and accrued pension liability, which is reflected as "Payable for Trustees' Fees and Expenses" in the Statements of Assets and Liabilities were as follows:

Fund	Trustees Fees and Expenses (000)	Payable for Trustees' Fees and Expenses (000)
Corporate Bond Portfolio	$1	$34
Discovery Portfolio	1	33
Global Strategist Portfolio	1	33

Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Funds.

H. Federal Income Taxes: It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

Each Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

As a result of several court cases in certain countries across the European Union (EU), certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims is reflected as other income and any interest recognized is reflected in the Statements of Operations, and any related receivable, if any, is reflected as Tax Reclaim Receivable in the Statements of Assets and Liabilities. Any fees associated with these filings are reflected in professional fees in the Statements of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by a Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by a Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder's income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund's shareholders.

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Notes to Financial Statements (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statements of Operations. Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed. The Funds' tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the state departments of revenue and by foreign tax authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2025 and 2024 was as follows:

	2025 Distributions Paid From:		2024 Distributions Paid From:
Fund	Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
Corporate Bond Portfolio	$6,123	$—	$6,208	$—
Discovery Portfolio	—	—	—	—
Global Strategist Portfolio	13,775	—	—	—
Ultra-Short Income Portfolio	602,104	—	624,332	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

For the year ended September 30, 2025, the Funds listed below recorded permanent reclassifications primarily related to a net operating loss (Discovery Portfolio) and tax adjustments related to the Subsidiary (Discovery Portfolio and Global Strategist Portfolio).

Fund	Total Distributable Earnings/ (Accumulated Loss) (000)	Paid in Capital (000)
Discovery Portfolio	$3,307	$(3,307)
Global Strategist Portfolio	3,156	(3,156)

At September 30, 2025, the components of distributable earnings for each Fund on a tax basis were as follows:

Fund	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
Corporate Bond Portfolio	$616	$—
Discovery Portfolio	—	—
Global Strategist Portfolio	30,483	—
Ultra-Short Income Portfolio	4,330	—

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Notes to Financial Statements (cont'd)

At September 30, 2025, the following Funds had available for federal income tax purposes unused short-term and/or long-term capital losses that do not have an expiration date:

Fund	Short-term Losses (No Expiration) (000)	Long-term Losses (No Expiration) (000)
Corporate Bond Portfolio	$7,842	$19,842
Discovery Portfolio	511,228	840,005
Ultra-Short Income Portfolio	61,328	—

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Funds for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2025, the following Funds utilized capital loss carryforwards for U.S. federal income tax purposes of approximately:

Fund	Capital Loss Carryforward Utilized (000)
Discovery Portfolio	$200,092
Ultra-Short Income Portfolio	1,199

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Funds' next taxable year. For the year ended September 30, 2025, the Fund listed below intends to defer to October 1, 2025 for U.S. federal income tax purposes the following losses:

Fund	Qualified Late Year Ordinary Losses (000)	Post- October Capital Losses (000)
Discovery Portfolio	$4,929	$—

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended March 31, 2026, the Funds did not have any borrowings under the Facility.

J. Other: At March 31, 2026, certain Funds had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Funds. These Funds and the aggregate percentage of such owners were as follows:

Fund	Percent of Ownership
Corporate Bond Portfolio	67.3%
Discovery Portfolio	62.1
Global Strategist Portfolio	90.7
Ultra-Short Income Portfolio	84.4

K. Market and Geopolitical Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: Certain Funds may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrencies is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Notes to Financial Statements (cont'd)

backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and a Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETF's investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Funds.

Special Purpose Acquisition Companies: Certain Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. A Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect a Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which a Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing a Fund to incur the opportunity cost of missed investment opportunities the Funds otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by a Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: Certain Funds may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the trust's securities. There is a risk that if the market price of the securities drops below a set threshold, the trust may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

2026 Semi-Annual Report

March 31, 2026 (unaudited)

Notes to Financial Statements (cont'd)

Market: The value of an investment in each Fund is based on the values of the Fund's investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of a Fund's investments, which may in turn impact a Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of a Fund's investments, adversely affect and increase the volatility of a Fund's share price and exacerbate preexisting risks to a Fund. The frequency and magnitude of resulting changes in the value of a Fund's investments cannot be predicted.

(This page has been left blank intentionally.)

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2026 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSIFT-NCSR 3.31.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	May 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	May 19, 2026

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	May 19, 2026